UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Jay S. Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(513)-629-8104

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2022

Date of reporting period: February 28, 2022

EX.99.CODE ETH

Item 1. Reports to Stockholders.

PMC Funds

PMC Core Fixed Income Fund

Advisor Class Shares: (PMFIX)

Institutional Class Shares: (PMFQX)

PMC Diversified Equity Fund

Advisor Class Shares: (PMDEX)

Institutional Class Shares: (PMDQX)

Semi-Annual Report

February 28, 2022

PMC Funds

Letter to Shareholders

To our Shareholders:

We are pleased to present you with the Semi-Annual Report for the PMC Funds mutual fund family. This report covers the six-month period ended February 28, 2022 as well as the period since the inception for the PMC Funds. The table below presents the standardized performance of the two PMC Funds relative to their respective benchmarks.

The six-month period ended February 28, 2022 was one in which investors experienced many dfferent equity and bond market conditions. Supply chain bottlenecks continued to wreak havoc on product availability across many industries, but economic growth remained strong. During the fourth quarter of 2021, real gross domestic product (GDP) in the U.S. rose 7.0%, in line with consensus expectations. The Omicron variant of COVID-19 arose too late in the quarter to have any considerable adverse effects, but the drag resulting from the Delta variant earlier in the year demonstrates the impact increased infections can have on growth. In addition to the economy delivering overall robust economic results, the employment situation continued to make strong gains. Employers added 678,000 jobs in February, far exceeding expectations. In addition, the unemployment rate dropped to a new cycle low of 3.8%, close to its pre-pandemic low of 3.5%. As a result of this growth and the ongoing supply chain issues, inflation surged and interest rates climbed steadily in response. In February, the Consumer Price Index (CPI), which is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services, was up 7.9% over the past year, the largest advance in 40 years. The yield on the 10-year U.S. Treasury rose precipitously over the six-month period, from 1.31% on August 31, 2021 to 1.83% on February 28, 2022, very near its high for the period.

In terms of monetary policy, the U.S. Federal Open Market Committee (FOMC) maintained a very aggressive stance, leaving in place the 0%-0.25% target range for the federal funds rate. However, it is widely expected the FOMC will begin raising interest rates in March in an effort to cool inflation. The expected rate increase is anticipated to be the first of many to come over the next several quarters.

Overall, equity markets were lower over the past six months, with the MSCI World Index Net Return (global all-capitalization) generating a return of -4.7%. Stock prices rose for much of the fall into year-end, but the weight of heightened inflation, rising interest rates and geopolitical tensions created volatility and a drop in prices for the first part of 2022. For the first two months of the year, the MSCI World Index Net Return declined -7.7%. In the fixed income asset class, the rise in interest rates meant bond prices were mostly lower, with prices of corporate bonds declining relative to U.S. government securities as investors anticipated a cooling in the economy. As such, the Bloomberg U.S. Aggregate Bond Index, a broad-based index of fixed-income securities, delivered a negative total return of -4.1% over the six months ended February 28, 2022.

Total Returns as of February 28, 2022*

*Periods of Less than One Year Are Unannualized

Fund	Three Months	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date	Gross Expense Ratio
PMC Diversified Equity Fund (Advisor Class)	-2.89%	-4.46%	7.16%	9.13%	9.04%	9.66%	8-26-09	0.97%
PMC Diversified Equity Fund (Inst. Class)	-2.86%	-4.38%	7.42%	N/A	N/A	11.14%*	7-1-19	0.68%
MSCI World Index Net Return**	-3.74%	-4.65%	10.74%	12.05%	10.73%	10.49%

PMC Core Fixed Income Fund (Advisor Class)	-3.64%	-4.67%	-2.81%	2.81%	2.40%	4.20%	9-28-07	1.21%
PMC Core Fixed Income Fund (Inst. Class)	-3.62%	-4.55%	-2.56%	N/A	N/A	2.64%*	7-1-19	0.95%
Bloomberg U.S. Aggregate Bond Index***	-3.49%	-4.07%	-2.64%	2.71%	2.47%	3.74%

*	Performance shown as of Institutional class inception date of 7-1-19.
**	MSCI World Index Net Return is a broad global equity index that represents large and mid-cap equity performance across 23 developed markets countries.
***	Bloomberg U.S. Aggregate Bond Index is a broad based fixed income index that consists of securities that are investment grade quality or better, have at least one year to maturity and have an outstanding par value of at least $100 million.

Past performance is no guarantee of future returns. Current performance may be higher or lower than the performance data shown. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please visit the Funds’ website at http://www.investpmc.com/solutions/portfolios or by calling 866-762-7338. Performance results reflect contractual expense subsidies and waivers in effect until December 29, 2022; without these waivers, returns would have been less favorable.

PMC Diversified Equity Fund

The PMC Diversified Equity Fund (the “Fund”) was launched on August 26, 2009, and provides broad equity asset class exposure, diversified globally. The Fund’s investment objective is long-term capital appreciation.

One of the primary drivers of the Fund’s performance is its exposure to the well-known value, momentum and quality asset pricing factors. Stocks with positive exposures to these factors contributed positively to performance during the past six months. Many analysts believe that now that the FOMC is going to be reversing its aggressive monetary policy there will be a greater distinction in performance among stocks. Such positive factor performance was a primary contributor to the Fund’s relative performance, as it outperformed the benchmark over the six-month period ending February 28, 2022. Over that period the Fund (Advisor Class) generated a total return of -4.46%, slightly outpacing the -4.65% return of the benchmark MSCI World Index Net Return. The primary driver of the Fund’s performance during the period was the strong aggregate performance of the asset pricing factors toward which the portfolio is tilted. In particular, the Fund’s orientation toward value stocks was a key driver of the outperformance relative to the benchmark. Performance was also positively impacted by having an exposure to stocks exhibiting positive momentum, as well as to those having higher quality characteristics. The Fund’s modestly lower weighted average market capitalization than the benchmark index had a negative impact on performance during the period, as stocks of smaller companies underperformed those of larger companies. Relative performance was also advantaged during the twelve-month period from underweights to the consumer discretionary and industrials sectors. Among the detractors to performance during the period were modest underweights to the communications services and energy sectors, and security selection in the communications services sector. As is typically the case, the strategy’s factor orientation resulted in over- or underweights to specific stocks that had a meaningful impact on performance. Over the past six months underweights to well-known companies such as PayPal Holdings, Inc. (PYPL), Meta Platforms, Inc. (FB) and Amazon.com, Inc. (AMZN) benefited performance. However, an underweight to Apple, Inc. (AAPL), and overweights to Garmin, Ltd. (GRMN) and Zebra Technologies Corp. (ZBRA) resulted in underperformance.

In addition to the risk that the investment strategy employed in the Fund will underperform the benchmark index generally, the primary risks continue to primarily involve systematic risk. Because the Fund’s investment adviser controls the risk of the portfolio relative to the benchmark, the overall portfolio should track the Fund’s benchmark fairly closely on a relative basis. However, in general market declines the Fund’s fully invested strategy would incur a setback commensurate with the decline in the benchmark.

PMC Core Fixed Income Fund

The PMC Core Fixed Income Fund (the “Fund”) provides broad exposure to the core segments of the domestic fixed income market. The Fund’s investment objective is to provide current income consistent with low volatility of principal, and in addition to the Fund’s investment adviser, one sub-adviser manages a portion of the Fund’s assets: Neuberger Berman Investment Advisers LLC.

Over the past six months the environment for fixed income securities has been one of a continued rise in bond yields—and drop in bond prices—resulting from a number of factors, including improving economic growth, a surge in inflation, and elevated geopolitical tensions. Against this backdrop, the Fund (Advisor Class) generated a negative return of -4.67% for the six-month period ending February 28, 2022, modestly lagging the performance of the Bloomberg U.S. Aggregate Bond Index return of -4.07%. The primary factors negatively impacting performance over the past six-month period were an underweight to U.S. Treasury bonds and an overweight to industrial and financial institutions bonds. The Fund’s aggregate overweight to corporate bonds was a key detractor during the period, as was security selection within the government-related segment.

The primary risks to the strategies employed by the Fund’s portfolio management teams remain in place, and exist at both the macro level and in individual security selection. Due to the Fund’s aggregate overweight exposure to credit securities, the Fund remains likely to underperform the benchmark somewhat if the Federal Reserve makes a policy misstep, and Treasury securities consequently rise relative to credits. In addition, if the general level of interest rates rises rapidly, the Fund will not be immune to losses. Similarly, if certain of the individual credits currently owned by the Fund are adversely affected by economic events, the Fund itself will also be affected.

Remarks

As always, we appreciate your continued trust and confidence in the PMC Funds. We will continue to do all we can to ensure that such trust and confidence are well placed and will manage the PMC Funds with that goal clearly in mind.

Brandon R. Thomas

Co-Founder and Chief Investment Officer

Envestnet, Inc.

Envestnet Asset Management

The views in this report were those of the Funds’ investment adviser and the Core Fixed Income Fund’s sub-adviser, as applicable, as of the date of this report, and may not reflect their views on the date the report is first published or anytime thereafter. These views are intended to assist the shareholders of the Funds in understanding their investments in the Funds and do not constitute investment advice. Holdings are subject to change without notice and are not a recommendation to buy or sell any security.

Diversification does not assure a profit, nor protect against loss in a declining market. Investments in smaller companies carry greater risk than is customarily associated with larger companies for various reasons such as volatility of earnings and prospects, higher failure rates, and limited markets, product lines or financial resources. Investing overseas involves special risks, including the volatility of currency exchange rates and, in some cases, limited geographic focus, political and economic instability, and relatively illiquid markets. Income (bond) funds are subject to interest rate risk, which is the risk that debt securities in a fund’s portfolio will decline in value because of increases in market interest rates. Please see the prospectus (https://www.investpmc.com/sites/default/files/documents/PMC%20Statutory%20Prospectus%20%28public%29.pdf) for a complete description of the risks associated with investing in the PMC Funds.

PMC Funds are distributed by Foreside Fund Services, LLC

PMC FUNDS

Expense Examples

(Unaudited)

As a shareholder of the PMC Core Fixed Income Fund or the PMC Diversified Equity Fund (each a “Fund”, and together the “Funds”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees (Advisor Class shares only) and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 - February 28, 2022).

Actual	Expenses

The first lines of the following tables provide information about actual account values and actual expenses. Although the Funds do not charge a sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. Individual Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of exchange-traded funds or other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the direct expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, distribution (12b-1) fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical	Example for Comparison Purposes

The second lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second lines of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/21	Ending Account Value 2/28/22	Expenses Paid During Period 9/1/21-2/28/22*
PMC Core Fixed Income Fund–Advisor Class
Actual	$1,000.00	$953.30	$4.12
Hypothetical (5% return before expenses)	1,000.00	1,020.58	4.26
*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	Beginning Account Value 9/1/21	Ending Account Value 2/28/22	Expenses Paid During Period 9/1/21-2/28/22*
PMC Core Fixed Income Fund–Institutional Class
Actual	$1,000.00	$954.50	$2.91
Hypothetical (5% return before expenses)	1,000.00	1,021.82	3.01
*	Expenses are equal to the Fund’s annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	Beginning Account Value 9/1/21	Ending Account Value 2/28/22	Expenses Paid During Period 9/1/21-2/28/22*
PMC Diversified Equity Fund–Advisor Class
Actual	$1,000.00	$955.40	$4.46
Hypothetical (5% return before expenses)	1,000.00	1,020.23	4.61
*	Expenses are equal to the Fund’s annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	Beginning Account Value 9/1/21	Ending Account Value 2/28/22	Expenses Paid During Period 9/1/21-2/28/22*
PMC Diversified Equity Fund–Institutional Class
Actual	$1,000.00	$956.20	$3.25
Hypothetical (5% return before expenses)	1,000.00	1,021.47	3.36
*	Expenses are equal to the Fund’s annualized expense ratio of 0.67%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

PMC CORE FIXED INCOME FUND (PMFIX, PMFQX)

Investment Highlights (Unaudited)

The investment objective of the Fund is to provide current income consistent with low volatility of principal. The Fund’s allocation of portfolio holdings as of February 28, 2022 is shown below.

Allocation of Portfolio Holdings

% of Net assets

^	Excludes securities lending collateral.

PMC CORE FIXED INCOME FUND–ADVISOR CLASS (PMFIX)

Investment Highlights (Unaudited) (Continued)

Average Annual Returns as of February 28, 2022

	PMC Core Fixed Income Fund–Advisor Class	Bloomberg U.S. Aggregate Bond Index
One Year	-2.81%	-2.64%
Five Year	2.81%	2.71%
Ten Year	2.40%	2.47%
Since Inception (9/28/07)	4.20%	3.74%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling the Fund (toll free) at (866) PMC-7338.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on February 29, 2012. The graph does not reflect any future performance.

The Bloomberg U.S. Aggregate Bond Index is an index composed of U.S. securities in Treasury, Government-Related, Corporate and Securitized Sectors. It includes securities that are of investment-grade quality or better, have at least one year to maturity and have an outstanding par value of at least $250 million.

One cannot invest directly in an index.

PMC CORE FIXED INCOME FUND–INSTITUTIONAL CLASS (PMFQX)

Investment Highlights (Unaudited) (Continued)

Average Annual Returns as of February 28, 2022

	PMC Core Fixed Income Fund–Institutional Class	Bloomberg U.S. Aggregate Bond Index
One Year	-2.56%	-2.64%
Since Inception (7/1/19)	2.64%	1.87%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling the Fund (toll free) at (866) PMC-7338.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on July 1, 2019, the inception date of the Institutional Class. The graph does not reflect any future performance.

The Bloomberg U.S. Aggregate Bond Index is an index composed of U.S. securities in Treasury, Government-Related, Corporate and Securitized Sectors. It includes securities that are of investment-grade quality or better, have at least one year to maturity and have an outstanding par value of at least $250 million.

One cannot invest directly in an index.

*	Inception Date

PMC DIVERSIFIED EQUITY FUND (PMDEX, PMDQX)

Investment Highlights (Unaudited)

The investment objective of the Fund is long-term capital appreciation. The Fund’s allocation of portfolio holdings as of February 28, 2022 is shown below.

^	Excludes securities lending collateral.

PMC DIVERSIFIED EQUITY FUND–ADVISOR CLASS (PMDEX)

Investment Highlights (Unaudited) (Continued)

Average Annual Returns as of February 28, 2022

	PMC Diversified Equity Fund– Advisor Class	MSCI World Index Net Return
One Year	7.16%	10.74%
Five Year	9.13%	12.05%
Ten Year	9.04%	10.73%
Since Inception (8/26/09)	9.66%	10.49%

On May 25, 2018, Envestnet Asset Management, Inc. (the “Adviser”), the Fund’s investment adviser, assumed all responsibilities for selecting investments in the Fund’s portfolio in connection with a change to the Fund’s investment strategies. The Fund’s performance prior to this date reflects the Fund’s returns achieved when the Adviser actively managed a portion of the Fund’s portfolio and used a “manager of managers” investment strategy by engaging sub-advisers to manage other portions of the Fund’s portfolio.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling the Fund (toll free) at (866) PMC-7338.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on February 29, 2012. The graph does not reflect any future performance.

The MSCI World Index Net Return is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Net return indices reinvest dividends after the deduction of taxes, using a tax rate applicable to non-resident investors who do not benefit from table taxation treaties. The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

One cannot invest directly in an index.

Continued

PMC DIVERSIFIED EQUITY FUND–ADVISOR CLASS (PMDEX)

Investment Highlights (Unaudited) (Continued)

PMC DIVERSIFIED EQUITY FUND–INSTITUTIONAL CLASS (PMDQX)

Investment Highlights (Unaudited) (Continued)

Average Annual Returns as of February 28, 2022

	PMC Diversified Equity Fund– Institutional Class	MSCI World Index Net Return
One Year	7.42%	10.74%
Since Inception (7/1/19)	11.14%	13.88%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling the Fund (toll free) at (866) PMC-7338.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on July 1, 2019, the inception date of the Institutional Class. The graph does not reflect any future performance.

The MSCI World Index Net Return is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Net return indices reinvest dividends after the deduction of taxes, using a tax rate applicable to non-resident investors who do not benefit from table taxation treaties. The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

One cannot invest directly in an index.

*	Inception Date

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2022 (Unaudited)

	Principal Amount	Value
ASSET BACKED SECURITIES—9.20%
37 Capital CLO I
2021-1A, 1.403% (3 Month LIBOR USD + 1.200%), 10/15/2034(b)(c)	$1,000,000	$999,447
AM Capital Funding LLC
2018-1, 4.980%, 12/15/2023(b)	560,000	569,995
Angel Oak Mortgage Trust
2021-3, 1.068%, 05/25/2066(b)(d)	868,326	856,291
Aqua Finance Trust
2021-A, 1.540%, 07/17/2046(b)	713,203	696,064
Avis Budget Rental Car Funding AESOP LLC
2021-2A A, 1.660%, 02/20/2028(b)	2,191,000	2,129,960
2021-2A B, 1.900%, 02/20/2028(b)	495,000	475,864
Beacon Container Finance II LLC
2021-1A, 2.250%, 10/22/2046(b)	1,026,600	996,810
BlueMountain CLO Ltd.
2013-2A, 1.439% (3 Month LIBOR USD + 1.180%), 10/22/2030(b)(c)	362,743	362,120
Cedar Funding VI CLO Ltd.
2016-6A, 1.304% (3 Month LIBOR USD + 1.050%), 04/20/2034(b)(c)	1,480,000	1,464,235
Crown Castle Towers LLC
2018-1, 4.241%, 07/15/2048(b)	439,000	464,966
Dryden 75 CLO Ltd.
2019-75R2, 1.281% (3 Month LIBOR USD + 1.040%), 04/15/2034(b)(c)	850,000	842,562
Fort Washington CLO Ltd.
2021-2A, 1.336% (3 Month LIBOR USD + 1.220%), 10/20/2034(b)(c)	2,000,000	1,995,006
GCAT Trust
2019-NQM3, 2.686%, 11/25/2059(b)(d)	171,930	172,153
2021-NQM5, 1.262%, 07/25/2066(b)(d)	1,083,586	1,050,197
JPMorgan Chase Bank NA—CACLN
2021-3, 0.760%, 02/26/2029(b)	1,623,694	1,600,459
Madison Park Funding XXVI Ltd.
2007-26, 1.499% (3 Month LIBOR USD + 1.200%), 07/29/2030(b)(c)	2,295,000	2,292,556
Magnetite XXIII Ltd.
2019-23R, 1.251% (3 Month LIBOR USD + 1.130%), 01/25/2035(b)(c)	1,000,000	993,473
MVW LLC
2021-2A A, 1.430%, 05/20/2039(b)	1,003,903	971,868
2021-2A B, 1.830%, 05/20/2039(b)	819,072	797,584
2021-1W, 1.440%, 01/22/2041(b)	473,591	459,581
Navient Private Education Refi Loan Trust
2021-B, 0.940%, 07/15/2069(b)	1,129,804	1,094,081
2021-C, 1.060%, 10/15/2069(b)	717,924	696,182
2021-E, 0.970%, 12/16/2069(b)	1,664,362	1,605,987
Navient Student Loan Trust
2019-7, 0.687% (1 Month LIBOR USD + 0.500%), 01/25/2068(b)(c)	445,122	444,178
PFS Financing Corp.
2021-B, 0.770%, 08/15/2026(b)	1,890,000	1,832,293
Prestige Auto Receivables Trust
2021-1, 1.530%, 02/15/2028(b)	599,000	585,499
RASC Trust
2005-KS12, 0.877% (1 Month LIBOR USD + 0.460%), 01/25/2036(c)	168,412	168,405
SBA Tower Trust
2020-1-2, 2.328%, 01/15/2028(b)	618,000	604,584
2021-3, 2.593%, 10/15/2056(b)	1,243,000	1,232,542
Sierra Timeshare Receivables Funding LLC
2019-2, 2.590%, 05/20/2036(b)	491,485	490,168

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Principal Amount	Value
2020-2, 3.510%, 07/20/2037(b)	$583,050	$586,067
2021-2, 1.350%, 09/20/2038(b)	487,555	474,321
Starwood Mortgage Residential Trust
2021-3, 1.127%, 06/25/2056(b)(d)	749,759	729,009
2021-6, 1.920%, 11/25/2066(b)(d)	1,021,060	999,620
Taco Bell Funding LLC
2021-1, 1.946%, 08/25/2051(b)	1,394,505	1,340,439
Thayer Park CLO Ltd.
2017-1A, 1.294% (3 Month LIBOR USD + 1.040%), 04/20/2034(b)(c)	500,000	496,503
Towd Point Mortgage Trust
2016-2, 2.750%, 08/25/2055(b)(d)	3,610	3,616
2017-5, 0.787% (1 Month LIBOR USD + 0.600%), 02/25/2057(b)(c)	275,114	274,859
2017-2, 2.750%, 04/25/2057(b)(d)	24,835	24,969
2017-4, 2.750%, 06/25/2057(b)(d)	138,517	139,155
2017-3, 2.750%, 07/25/2057(b)(d)	190,155	191,518
TRESTLES CLO Ltd.
2017-1, 1.248% (3 Month LIBOR USD + 0.990%), 04/25/2032(b)(c)	500,000	496,971
TRESTLES CLO V Ltd.
2021-5, 1.301% (3 Month LIBOR USD + 1.170%), 10/20/2034(b)(c)	1,000,000	996,188
United Airlines Pass Through Trust
2020-1, 5.875%, 10/15/2027	1,185,721	1,254,621
Vantage Data Centers Issuer LLC
2019-1, 3.188%, 07/15/2044(b)	1,283,100	1,294,167
2021-1, 2.165%, 10/15/2046(b)	1,078,000	1,041,489
Verus Securitization Trust
2021-3, 1.046%, 06/25/2066(b)(d)	941,578	919,287
2021-6, 1.630%, 10/25/2066(b)(d)	1,399,806	1,374,098
Voya CLO Ltd.
2014-2A, 1.261% (3 Month LIBOR USD + 1.020%), 04/17/2030(b)(c)	1,739,040	1,738,277

TOTAL ASSET BACKED SECURITIES (Cost $44,023,463)		43,320,284

CORPORATE BONDS—36.41%
Accommodation—0.20%
Wyndham Hotels & Resorts, Inc.
4.375%, 08/15/2028(b)(f)	410,000	406,660
Wynn Las Vegas LLC
5.500%, 03/01/2025(b)(f)	415,000	421,349
5.250%, 05/15/2027(b)(f)	132,000	130,837

		958,846

Administrative and Support Services—2.33%
ASGN, Inc.
4.625%, 05/15/2028(b)	595,000	588,586
Booking Holdings, Inc.
3.550%, 03/15/2028	1,048,000	1,113,724
Imola Merger Corp.
4.750%, 05/15/2029(b)(f)	250,000	242,865
Korn Ferry
4.625%, 12/15/2027(b)	390,000	384,805
Live Nation Entertainment, Inc.
4.750%, 10/15/2027(b)	475,000	467,286
PayPal Holdings, Inc.
2.400%, 10/01/2024	1,117,000	1,127,599

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Principal Amount	Value
Verizon Communications, Inc.
4.329%, 09/21/2028(f)	$2,509,000	$2,738,062
4.016%, 12/03/2029	400,000	429,730
2.355%, 03/15/2032(b)(f)	2,360,000	2,204,736
Visa, Inc.
2.800%, 12/14/2022	1,649,000	1,667,608

		10,965,001

Air Transportation—0.35%
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500%, 06/20/2027(b)	570,000	601,994
Southwest Airlines Co.
5.250%, 05/04/2025	800,000	863,559
United Airlines Holdings, Inc.
4.875%, 01/15/2025(f)	205,000	204,214

		1,669,767

Ambulatory Health Care Services—0.20%
Acadia Healthcare Co, Inc.
5.000%, 04/15/2029(b)	335,000	331,236
DaVita, Inc.
4.625%, 06/01/2030(b)(f)	625,000	601,028

		932,264

Beverage and Tobacco Product Manufacturing—1.83%
Anheuser-Busch InBev Worldwide, Inc.
4.350%, 06/01/2040(f)	1,006,000	1,071,353
4.600%, 04/15/2048	720,000	789,183
4.750%, 04/15/2058(f)	510,000	563,597
5.800%, 01/23/2059	400,000	512,627
PepsiCo, Inc.
3.100%, 07/17/2022	2,904,000	2,917,174
Philip Morris International, Inc.
3.125%, 08/17/2027	2,669,000	2,759,441

		8,613,375

Broadcasting (except Internet)—2.18%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 02/01/2031(b)(f)	1,078,000	1,011,832
Charter Communications Operating LLC / Charter Communications Operating Capital
4.800%, 03/01/2050(f)	2,270,000	2,222,538
Comcast Corp.
3.150%, 02/15/2028	405,000	415,940
4.150%, 10/15/2028	1,549,000	1,677,966
CSC Holdings LLC
5.500%, 04/15/2027(b)	380,000	379,510
4.625%, 12/01/2030(b)(f)	435,000	363,002
3.375%, 02/15/2031(b)	264,000	225,259
Discovery Communications LLC
2.950%, 03/20/2023(f)	566,000	572,282
DISH DBS Corp.
5.875%, 11/15/2024	185,000	185,185
Fox Corp.
5.576%, 01/25/2049(f)	770,000	926,136

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Principal Amount	Value
Paramount Global
4.950%, 01/15/2031(f)	$410,000	$454,810
4.200%, 05/19/2032(f)	970,000	1,013,168
Sirius XM Radio, Inc.
4.125%, 07/01/2030(b)(f)	840,000	795,291

		10,242,919

Building Material and Garden Equipment and Supplies Dealers—0.26%
Home Depot, Inc.
2.700%, 04/01/2023	1,209,000	1,223,039

Chemical Manufacturing—1.92%
Abbott Laboratories
3.400%, 11/30/2023	1,135,000	1,168,370
AbbVie, Inc.
4.050%, 11/21/2039	270,000	283,248
4.700%, 05/14/2045	710,000	786,846
4.250%, 11/21/2049(f)	485,000	515,285
Amgen, Inc.
3.000%, 02/22/2029	405,000	409,805
Biogen, Inc.
2.250%, 05/01/2030(f)	2,908,000	2,663,583
Bristol-Myers Squibb Co.
2.950%, 03/15/2032	785,000	796,733
3.550%, 03/15/2042	300,000	305,926
Merck & Co, Inc.
2.750%, 12/10/2051	615,000	547,583
Roche Holdings, Inc.
2.607%, 12/13/2051(b)	615,000	543,644
Viatris, Inc.
4.000%, 06/22/2050(f)	1,140,000	1,006,907

		9,027,930

Computer and Electronic Product Manufacturing—2.45%
Apple, Inc.
1.800%, 09/11/2024(f)	2,834,000	2,836,194
Broadcom, Inc.
5.000%, 04/15/2030	701,000	774,778
4.150%, 11/15/2030	1,350,000	1,417,305
3.419%, 04/15/2033(b)	1,700,000	1,659,640
3.500%, 02/15/2041(b)	1,170,000	1,071,428
Dell International LLC / EMC Corp.
5.450%, 06/15/2023	289,000	301,041
6.200%, 07/15/2030	1,140,000	1,350,070
Intel Corp.
3.750%, 03/25/2027(f)	1,036,000	1,101,591
Microchip Technology, Inc.
4.333%, 06/01/2023	690,000	711,280
ON Semiconductor Corp.
3.875%, 09/01/2028(b)	330,000	327,588

		11,550,915

Construction of Buildings—0.05%
Shea Homes LP / Shea Homes Funding Corp.
4.750%, 02/15/2028(b)	255,000	245,135

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Principal Amount	Value
Credit Intermediation and Related Activities—4.89%
Bank of America Corp.
3.875%, 08/01/2025(f)	$1,632,000	$1,710,304
3.559% to 04/23/2026, then 3 Month LIBOR USD + 1.060%, 04/23/2027(a)	1,610,000	1,654,944
3.705% to 04/24/2027, then 3 Month LIBOR USD + 1.512%, 04/24/2028(a)	660,000	684,871
3.970% to 03/05/2028, then 3 Month LIBOR USD + 1.070%, 03/05/2029(a)	630,000	659,902
2.884% to 10/22/2029, then 3 Month LIBOR USD + 1.190%, 10/22/2030(a)	743,000	729,085
2.496% to 02/13/2030, then 3 Month LIBOR USD + 0.990%, 02/13/2031(a)	785,000	748,051
Citigroup, Inc.
3.200%, 10/21/2026	1,157,000	1,181,469
4.300%, 11/20/2026(f)	890,000	948,053
1.122% to 01/28/2026, then SOFR + 0.765%, 01/28/2027(a)(f)	1,610,000	1,517,933
3.887% to 01/10/2027, then 3 Month LIBOR USD + 1.563%, 01/10/2028(a)	835,000	873,779
3.520% to 10/27/2027, then 3 Month LIBOR USD + 1.151%, 10/27/2028(a)	455,000	468,454
2.976% to 11/05/2029, then SOFR + 1.422%, 11/05/2030(a)	495,000	488,802
Ford Motor Credit Co. LLC
5.113%, 05/03/2029(f)	310,000	327,312
General Motors Financial Co., Inc.
5.100%, 01/17/2024	370,000	388,482
3.600%, 06/21/2030(f)	700,000	702,891
JPMorgan Chase & Co.
2.700%, 05/18/2023(f)	480,000	485,718
2.950%, 10/01/2026(f)	1,667,000	1,697,417
2.580% to 04/22/2031, then SOFR + 1.250%, 04/22/2032(a)	1,535,000	1,465,328
OneMain Finance Corp.
3.500%, 01/15/2027(f)	435,000	412,145
Synchrony Financial
2.875%, 10/28/2031	920,000	854,988
Wells Fargo & Co.
2.406% to 10/30/2024, then SOFR + 1.087%, 10/30/2025(a)	900,000	897,628
2.393% to 06/02/2027, then SOFR + 2.100%, 06/02/2028(a)	1,020,000	998,827
4.150%, 01/24/2029(f)	1,572,000	1,677,897
2.572% to 02/11/2030, then SOFR + 1.262%, 02/11/2031(a)	1,045,000	1,004,307
5.013% to 04/04/2050, then SOFR + 4.502%, 04/04/2051(a)	365,000	449,524

		23,028,111

Electrical Equipment, Appliance, and Component Manufacturing—0.08%
Energizer Holdings, Inc.
4.375%, 03/31/2029(b)(f)	430,000	388,612

Electronics and Appliance Stores—0.03%
AMC Networks, Inc.
4.250%, 02/15/2029(f)	175,000	164,118

Food Manufacturing—0.15%
Post Holdings, Inc.
4.625%, 04/15/2030(b)(f)	745,000	703,016

Food Services and Drinking Places—0.62%
Aramark Services, Inc.
5.000%, 02/01/2028(b)(f)	745,000	747,153
McDonald’s Corp.
3.500%, 07/01/2027	1,631,000	1,711,808
Starbucks Corp.
3.000%, 02/14/2032	470,000	466,802

		2,925,763

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Principal Amount	Value
General Merchandise Stores—0.25%
Walmart, Inc.
2.350%, 12/15/2022	$1,149,000	$1,161,562

Health and Personal Care Stores—0.28%
CVS Health Corp.
4.125%, 04/01/2040	560,000	576,885
5.050%, 03/25/2048(f)	650,000	756,691

		1,333,576

Hospitals—0.36%
HCA, Inc.
5.250%, 06/15/2049(f)	870,000	989,177
Tenet Healthcare Corp.
4.625%, 06/15/2028(b)	170,000	166,403
6.125%, 10/01/2028(b)(f)	540,000	543,521

		1,699,101

Insurance Carriers and Related Activities—1.20%
Berkshire Hathaway, Inc.
2.750%, 03/15/2023	1,136,000	1,150,947
Cigna Corp.
3.200%, 03/15/2040	690,000	636,980
Equitable Holdings, Inc.
5.000%, 04/20/2048	545,000	605,525
MetLife, Inc.
6.500%, 12/15/2032	2,063,000	2,704,835
UnitedHealth Group, Inc.
3.250%, 05/15/2051	590,000	572,626

		5,670,913

Machinery Manufacturing—0.23%
Deere & Co.
5.375%, 10/16/2029	916,000	1,093,368

Management of Companies and Enterprises—0.12%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
5.875%, 10/01/2028(b)	570,000	579,237

Merchant Wholesalers, Durable Goods—0.45%
CDW LLC / CDW Finance Corp.
3.276%, 12/01/2028(f)	1,915,000	1,880,750
3.569%, 12/01/2031	265,000	257,717

		2,138,467

Merchant Wholesalers, Nondurable Goods—0.37%
Performance Food Group, Inc.
5.500%, 10/15/2027(b)(f)	155,000	157,919
Sysco Corp.
6.600%, 04/01/2050	764,000	1,062,774
Univar Solutions USA, Inc.
5.125%, 12/01/2027(b)	510,000	519,866

		1,740,559

Mining (except Oil and Gas)—0.19%
Freeport-McMoRan, Inc.
5.450%, 03/15/2043	760,000	874,456

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Principal Amount	Value
Motor Vehicle and Parts Dealers—0.15%
Volkswagen Group of America Finance LLC
3.350%, 05/13/2025(b)	$675,000	$690,246

Nonstore Retailers—0.71%
Amazon.com, Inc.
3.800%, 12/05/2024(f)	1,646,000	1,724,889
eBay, Inc.
2.600%, 05/10/2031	1,690,000	1,607,072

		3,331,961

Oil and Gas Extraction—1.32%
Continental Resources, Inc.
2.268%, 11/15/2026(b)	3,050,000	2,911,057
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.500%, 06/15/2031(b)	565,000	562,881
Occidental Petroleum Corp.
3.200%, 08/15/2026(f)	700,000	701,036
4.300%, 08/15/2039	260,000	246,129
PDC Energy, Inc.
5.750%, 05/15/2026(f)	205,000	208,339
Phillips 66
1.300%, 02/15/2026	1,290,000	1,229,177
Venture Global Calcasieu Pass LLC
3.875%, 08/15/2029(b)(f)	340,000	333,446

		6,192,065

Performing Arts, Spectator Sports, and Related Industries—0.05%
Churchill Downs, Inc.
5.500%, 04/01/2027(b)	235,000	238,801

Petroleum and Coal Products Manufacturing—0.17%
Marathon Petroleum Corp.
4.700%, 05/01/2025	775,000	824,093

Pipeline Transportation—1.18%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 06/15/2029(b)(f)	385,000	387,420
Buckeye Partners LP
3.950%, 12/01/2026(f)	130,000	125,650
DT Midstream, Inc.
4.125%, 06/15/2029(b)(f)	425,000	411,933
Energy Transfer LP
3.600%, 02/01/2023	600,000	606,689
6.625% to 02/15/2028, then 3 Month LIBOR USD + 4.155%(a)(h)	785,000	711,406
7.125% to 05/15/2030, then 5 Year CMT Rate + 5.306%(a)(h)	1,055,000	1,036,538
EQM Midstream Partners LP
5.500%, 07/15/2028	600,000	591,486
MPLX LP
4.700%, 04/15/2048(f)	815,000	841,921
Plains All American Pipeline LP / PAA Finance Corp.
4.650%, 10/15/2025(f)	780,000	827,012

		5,540,055

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Principal Amount	Value
Plastics and Rubber Products Manufacturing—0.07%
Goodyear Tire & Rubber Co.
5.250%, 04/30/2031(f)	$325,000	$316,438

Professional, Scientific, and Technical Services—0.49%
Nielsen Finance LLC / Nielsen Finance Co.
5.625%, 10/01/2028(b)	115,000	110,314
5.875%, 10/01/2030(b)(f)	545,000	524,241
ServiceNow, Inc.
1.400%, 09/01/2030	1,906,000	1,686,965

		2,321,520

Publishing Industries (except Internet)—0.93%
Microsoft Corp.
3.125%, 11/03/2025	2,692,000	2,807,447
Oracle Corp.
2.875%, 03/25/2031	1,045,000	998,546
4.000%, 07/15/2046	615,000	564,743

		4,370,736

Real Estate—0.45%
Public Storage
2.300%, 05/01/2031	1,381,000	1,331,044
RHP Hotel Properties LP / RHP Finance Corp.
4.750%, 10/15/2027	240,000	235,379
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC
7.875%, 02/15/2025(b)	515,000	536,514

		2,102,937

Rental and Leasing Services—0.14%
Air Lease Corp.
2.300%, 02/01/2025	655,000	650,040

Securities, Commodity Contracts, and Other Financial Investments and Related Activities—4.05%
BAT Capital Corp.
3.222%, 08/15/2024	222,000	224,971
3.557%, 08/15/2027	220,000	222,275
3.734%, 09/25/2040	665,000	573,144
Charles Schwab Corp.
2.300%, 05/13/2031	1,736,000	1,661,332
CME Group, Inc.
3.000%, 03/15/2025	1,092,000	1,121,754
CommScope, Inc.
8.250%, 03/01/2027(b)(f)	642,000	639,923
Goldman Sachs Group, Inc.
3.850%, 01/26/2027	1,375,000	1,434,335
3.800%, 03/15/2030	1,110,000	1,156,722
2.615% to 04/22/2031, then SOFR + 1.281%, 04/22/2032(a)	1,040,000	983,906
2.383% to 07/21/2031, then SOFR + 1.248%, 07/21/2032(a)	1,315,000	1,219,633
4.017% to 10/31/2037, then 3 Month LIBOR USD + 1.373%, 10/31/2038(a)	250,000	263,970
Morgan Stanley
0.791% to 01/22/2024, then SOFR + 0.509%, 01/22/2025(a)(f)	1,300,000	1,264,399
6.250%, 08/09/2026	2,279,000	2,621,501
3.950%, 04/23/2027(f)	935,000	988,054

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Principal Amount	Value
3.591% to 07/22/2027, then 3 Month LIBOR USD + 1.340%, 07/22/2028(a)	$1,625,000	$1,680,829
3.772% to 01/24/2028, then 3 Month LIBOR USD + 1.140%, 01/24/2029(a)(f)	875,000	910,058
2.699% to 01/22/2030, then SOFR + 1.143%, 01/22/2031(a)	1,190,000	1,152,132
MPH Acquisition Holdings LLC
5.500%, 09/01/2028(b)	350,000	340,118
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.750%, 04/15/2026(b)	585,000	601,067

		19,060,123

Support Activities for Mining—0.17%
ConocoPhillips
4.875%, 10/01/2047(b)	295,000	353,299
Hilcorp Energy I LP / Hilcorp Finance Co.
6.250%, 11/01/2028(b)(f)	435,000	444,209

		797,508

Telecommunications—1.87%
AT&T, Inc.
2.550%, 12/01/2033(f)	1,100,000	1,020,809
3.650%, 06/01/2051(f)	845,000	796,733
3.500%, 09/15/2053(f)	915,000	836,592
3.550%, 09/15/2055	184,000	166,387
3.650%, 09/15/2059	1,018,000	922,349
Frontier Communications Holdings LLC
5.875%, 10/15/2027(b)	400,000	406,078
5.000%, 05/01/2028(b)(f)	363,000	352,927
Lumen Technologies, Inc.
4.500%, 01/15/2029(b)	360,000	301,217
T-Mobile USA, Inc.
2.875%, 02/15/2031(f)	215,000	202,051
4.375%, 04/15/2040	550,000	568,619
3.000%, 02/15/2041	1,186,000	1,027,069
4.500%, 04/15/2050	645,000	671,941
3.300%, 02/15/2051	350,000	301,923
3.400%, 10/15/2052(b)(f)	920,000	813,115
Ziff Davis, Inc.
4.625%, 10/15/2030(b)	435,000	419,120

		8,806,930

Transportation Equipment Manufacturing—1.96%
Boeing Co.
4.875%, 05/01/2025(f)	1,371,000	1,459,224
3.900%, 05/01/2049	185,000	169,159
5.805%, 05/01/2050	1,750,000	2,080,067
Ford Motor Co.
9.625%, 04/22/2030(f)	305,000	419,633
4.750%, 01/15/2043	150,000	145,270
General Motors Co.
6.125%, 10/01/2025	1,448,000	1,604,341
Raytheon Technologies Corp.
7.500%, 09/15/2029	2,091,000	2,734,655
Spirit AeroSystems, Inc.
5.500%, 01/15/2025(b)	115,000	118,321

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Principal Amount	Value
TransDigm, Inc.
6.250%, 03/15/2026(b)	$470,000	$485,179

		9,215,849

Utilities—1.48%
Calpine Corp.
4.500%, 02/15/2028(b)	530,000	517,617
DTE Energy Co.
3.400%, 06/15/2029	607,000	618,928
Exelon Corp.
4.700%, 04/15/2050	475,000	538,269
Kinder Morgan Energy Partners LP
4.150%, 02/01/2024(f)	755,000	780,249
Kinder Morgan, Inc.
5.550%, 06/01/2045(f)	1,745,000	1,995,975
New Fortress Energy, Inc.
6.500%, 09/30/2026(b)(f)	295,000	282,812
Pacific Gas and Electric Co.
2.500%, 02/01/2031	1,405,000	1,252,040
Southern Co.
2.950%, 07/01/2023(f)	313,000	317,074
Vistra Operations Co. LLC
5.000%, 07/31/2027(b)(f)	200,000	201,718
4.375%, 05/01/2029(b)(f)	455,000	441,700

		6,946,382

Warehousing and Storage—0.23%
Iron Mountain, Inc.
5.250%, 03/15/2028(b)	420,000	420,840
4.875%, 09/15/2029(b)	410,000	396,294
5.250%, 07/15/2030(b)(f)	260,000	257,781

		1,074,915

Total Corporate Bonds (Cost $177,518,958)		171,410,649

Foreign Corporate Bonds—7.03%
Administrative and Support Services—0.04%
Intelligent Packaging Ltd Finco, Inc. / Intelligent Packaging Ltd Co-Issuer LLC
6.000%, 09/15/2028(b)	200,000	194,500

Air Transportation—0.76%
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.500%, 10/20/2025(b)	3,500,000	3,596,302

Chemical Manufacturing—0.09%
NOVA Chemicals Corp.
4.875%, 06/01/2024(b)(f)	205,000	207,813
5.250%, 06/01/2027(b)	230,000	230,973

		438,786

Computer and Electronic Product Manufacturing—0.18%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.450%, 10/01/2025	800,000	832,021

Credit Intermediation and Related Activities—3.13%
ABN AMRO Bank NV
3.324% to 03/13/2032, then 5 Year CMT Rate + 1.900%, 03/13/2037(a)(b)(f)	600,000	560,897

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Principal Amount	Value
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/30/2032(f)	$880,000	$836,257
Banco Santander SA
1.849%, 03/25/2026	1,600,000	1,536,400
3.490%, 05/28/2030	400,000	400,742
Barclays PLC
2.852% to 05/07/2025, then SOFR + 2.714%, 05/07/2026(a)(f)	2,145,000	2,146,831
3.564% to 09/23/2030, then 5 Year CMT Rate + 2.900%, 09/23/2035(a)	1,000,000	956,452
BAT International Finance PLC
1.668%, 03/25/2026(f)	1,590,000	1,511,907
BNP Paribas SA
2.219% to 06/09/2025, then SOFR + 2.074%, 06/09/2026(a)(b)(f)	1,015,000	995,663
3.052% to 01/13/2030, then SOFR + 1.507%, 01/13/2031(a)(b)	615,000	598,915
HSBC Holdings PLC
2.633% to 11/07/2024, then SOFR + 1.402%, 11/07/2025(a)(f)	1,417,000	1,417,965
2.099% to 06/04/2025, then SOFR + 1.929%, 06/04/2026(a)(f)	200,000	195,224
4.950%, 03/31/2030	285,000	315,582
6.000% to 05/22/2027, then 5 Year Mid Swap Rate USD + 3.746%(a)(h)	910,000	935,025
Natwest Group PLC
3.032% to 11/28/2030, then 5 Year CMT Rate + 2.350%, 11/28/2035(a)(f)	2,170,000	2,012,465
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028(b)	350,000	332,899

		14,753,224

Food Manufacturing—0.17%
Grupo Bimbo SAB de CV
4.700%, 11/10/2047(b)	730,000	798,082

Management of Companies and Enterprises—1.40%
Altice France SA
5.500%, 01/15/2028(b)	760,000	711,520
Carnival Corp.
10.500%, 02/01/2026(b)	160,000	179,806
7.625%, 03/01/2026(b)	580,000	596,817
Credit Suisse Group AG
2.997% to 12/14/2022, then 3 Month LIBOR USD + 1.200%, 12/14/2023(a)(b)	1,145,000	1,155,316
3.869% to 01/12/2028, then 3 Month LIBOR USD + 1.410%, 01/12/2029(a)(b)	250,000	253,655
4.194% to 04/01/2030, then SOFR + 3.730%, 04/01/2031(a)(b)	560,000	582,115
3.091% to 05/14/2031, then SOFR + 1.730%, 05/14/2032(a)(b)(f)	830,000	787,363
Lloyds Banking Group PLC
1.627% to 05/11/2026, then 1 Year CMT Rate + 0.850%, 05/11/2027(a)(f)	1,610,000	1,529,346
3.369% to 12/14/2041, then 5 Year CMT Rate + 1.500%, 12/14/2046(a)(f)	920,000	809,317

		6,605,255

Mining (except Oil and Gas)—0.12%
Corp Nacional del Cobre de Chile
3.150%, 01/14/2030	300,000	291,158
Hudbay Minerals, Inc.
6.125%, 04/01/2029(b)(f)	260,000	266,210

		557,368

Oil and Gas Extraction—0.22%
Canadian Natural Resources Ltd.
6.250%, 03/15/2038	850,000	1,040,032

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Principal Amount	Value
Paper Manufacturing—0.06%
Intertape Polymer Group, Inc.
4.375%, 06/15/2029(b)	$285,000	$270,608

Securities, Commodity Contracts, and Other Financial Investments and Related Activities—0.55%
Credit Suisse Group AG
3.800%, 06/09/2023	860,000	879,685
KazMunayGas National Co. JSC
5.375%, 04/24/2030(b)	705,000	749,943
Societe Generale SA
3.337% to 01/21/2032, then 1 Year CMT Rate + 1.600%, 01/21/2033(a)(b)(f)	975,000	938,587

		2,568,215

Support Activities for Transportation—0.09%
American Airlines Inc/AAdvantage Loyalty IP Ltd.(b)
5.500%, 04/20/2026	405,000	415,125

Telecommunications—0.12%
Vodafone Group PLC
4.875%, 06/19/2049(f)	500,000	554,959

Water Transportation—0.10%
Royal Caribbean Cruises Ltd.
5.500%, 04/01/2028(b)(f)	460,000	451,396

Total Foreign Corporate Bonds (Cost $34,151,282)		33,075,873

Foreign Government Agency Issues—0.87%
Asian Development Bank
1.500%, 01/20/2027	845,000	833,122
Development Bank of Japan, Inc.
1.000%, 08/27/2030(b)	260,000	236,952
European Investment Bank
1.375%, 03/15/2027	330,000	324,216
0.625%, 10/21/2027(f)	165,000	154,006
Inter-American Development Bank
1.500%, 01/13/2027	1,370,000	1,354,356
Province of Ontario Canada
2.125%, 01/21/2032	865,000	851,403
Southern Gas Corridor CJSC
6.875%, 03/24/2026(b)	300,000	336,285

Total Foreign Government Agency Issues (Cost $4,167,943)		4,090,340

Foreign Government Notes/Bonds—4.48%
Abu Dhabi Government International Bond
4.125%, 10/11/2047(b)	600,000	668,870
Brazilian Government International Bond
5.625%, 02/21/2047	800,000	757,936
Colombia Government International Bond
4.000%, 02/26/2024	590,000	600,121
3.875%, 04/25/2027	150,000	144,646
3.000%, 01/30/2030	570,000	491,890
Croatia Government International Bond
6.000%, 01/26/2024(b)	545,000	581,881
Dominican Republic International Bond
6.875%, 01/29/2026(b)	330,000	360,528
6.850%, 01/27/2045(b)	560,000	550,416

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Principal Amount	Value
Hungary Government International Bond
7.625%, 03/29/2041	$560,000	$819,079
Indonesia Government International Bond
4.350%, 01/08/2027(b)	550,000	588,505
5.250%, 01/17/2042(b)	410,000	461,218
Kazakhstan Government International Bond
5.125%, 07/21/2025(b)	550,000	590,555
Mexico Government International Bond
4.150%, 03/28/2027(f)	200,000	213,377
4.350%, 01/15/2047(f)	940,000	876,456
Morocco Government International Bond
4.250%, 12/11/2022(b)	200,000	203,420
5.500%, 12/11/2042(b)	150,000	149,119
Namibia International Bonds
5.250%, 10/29/2025(b)	550,000	561,787
Nigeria Government International Bond
7.875%, 02/16/2032(b)	535,000	493,762
Oman Government International Bond
5.375%, 03/08/2027(b)	1,280,000	1,302,259
Panama Government International Bond
3.750%, 03/16/2025	800,000	822,520
Paraguay Government International Bond
4.700%, 03/27/2027(b)	715,000	745,216
Peruvian Government International Bond
2.392%, 01/23/2026	480,000	471,715
8.750%, 11/21/2033	380,000	555,754
Philippine Government International Bond
3.950%, 01/20/2040	640,000	632,670
Qatar Government International Bond
4.625%, 06/02/2046(b)	780,000	917,631
Republic of Azerbaijan International Bond
4.750%, 03/18/2024(b)	720,000	745,988
Republic of South Africa Government International Bond
4.875%, 04/14/2026(f)	200,000	205,737
4.850%, 09/27/2027(f)	893,000	900,885
4.300%, 10/12/2028	150,000	144,390
5.000%, 10/12/2046	150,000	122,700
Romanian Government International Bond
6.125%, 01/22/2044(b)	975,000	1,115,263
Saudi Government International Bond
4.500%, 10/26/2046(b)	755,000	818,927
Sri Lanka Government International Bond
6.750%, 04/18/2028(b)	295,000	131,909
Trinidad & Tobago Government International Bond
4.500%, 08/04/2026(b)	800,000	808,008
Turkey Government International Bond
6.000%, 01/14/2041	515,000	396,895
Ukraine Government International Bond
7.253%, 03/15/2033(b)	690,000	241,673
Uruguay Government International Bond
4.375%, 01/23/2031(f)	505,000	555,126
5.100%, 06/18/2050	305,000	365,294

Total Foreign Government Notes/Bonds (Cost $22,679,374)		21,114,126

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Principal Amount	Value
Non-Agency Mortgage Backed Securities—5.12%
Angel Oak Mortgage Trust
2019-6, 2.620%, 11/25/2059(b)(d)	$135,180	$135,140
Bank
2021-BNK31, 1.739%, 02/15/2054	454,000	433,345
BBCMS Mortgage Trust
2021-C11, 1.390%, 09/15/2054(d)(e)	7,994,304	779,971
BB-UBS Trust
2012-SHOW, 3.430%, 11/05/2036(b)	1,646,000	1,662,447
Benchmark Mortgage Trust
2021-B23, 1.766%, 02/15/2054	612,000	585,901
2021-B26, 0.999%, 06/15/2054(d)(e)	9,541,144	591,289
2021-B31 D, 2.250%, 12/15/2054(b)	278,000	219,539
2021-B31 C, 3.195%, 12/15/2054(d)	415,000	393,901
BX Commercial Mortgage Trust
2021-VOLT, 1.841% (1 Month LIBOR USD + 1.650%), 09/15/2036(b)(c)	1,085,000	1,047,642
BX Trust
2021-SDMF, 1.778% (1 Month LIBOR USD + 1.587%), 09/15/2034(b)(c)	653,000	624,711
2019-OC11, 3.202%, 12/09/2041(b)	971,000	973,321
Citigroup Commercial Mortgage Trust
2013-GCJ11, 3.732%, 04/10/2046(d)	455,000	458,911
2013-GC17, 5.095%, 11/10/2046(d)	145,000	148,192
2014-GC25, 0.958%, 10/10/2047(d)(e)	1,359,282	28,001
2015-GC27, 1.330%, 02/10/2048(d)(e)	995,956	32,063
2018-C6, 4.412%, 11/10/2051	445,000	486,493
COMM Mortgage Trust
2012-CCRE4, 3.251%, 10/15/2045	476,000	474,982
2014-UBS2, 3.472%, 03/10/2047	310,314	315,302
2014-CR16, 0.949%, 04/10/2047(d)(e)	1,250,634	21,877
2014-LC15, 1.060%, 04/10/2047(d)(e)	1,223,170	21,280
2014-CR17, 0.957%, 05/10/2047(d)(e)	1,051,908	17,981
2014-UBS3, 1.064%, 06/10/2047(d)(e)	876,718	16,798
2014-UBS6, 0.855%, 12/10/2047(d)(e)	1,494,405	29,532
2014-CCRE21, 3.987%, 12/10/2047	281,514	287,189
2015-LC21, 3.708%, 07/10/2048	100,000	103,158
2015-CCRE25, 3.759%, 08/10/2048	340,000	353,317
Connecticut Avenue Securities Trust
2021-R01, 1.600% (SOFR30A + 1.550%), 10/25/2041(b)(c)	480,000	471,984
2022-R01, 1.950% (SOFR30A + 1.900%), 12/25/2041(b)(c)	1,070,000	1,048,225
CSAIL Commercial Mortgage Trust
2019-C17, 3.016%, 09/15/2029	850,000	857,230
2016-C7, 3.502%, 11/15/2049	275,000	283,293
2015-C1, 4.044%, 04/15/2050(d)	450,000	447,014
2015-C2, 0.742%, 06/15/2057(d)(e)	1,506,309	28,508
GS Mortgage Securities Trust
2012-GCJ7, 4.740%, 05/10/2045	405,000	405,292
2012-GCJ9, 3.747%, 11/10/2045(b)	345,000	347,635
2014-GC18, 1.039%, 01/10/2047(d)(e)	3,319,073	53,305
2014-GC26, 0.956%, 11/10/2047(d)(e)	1,956,943	43,140
2015-GC34, 3.278%, 10/10/2048	105,697	107,334
Hilton USA Trust
2016-HHV, 3.719%, 11/05/2038(b)	283,000	292,888
Hudson Yards Mortgage Trust
2019-55HY, 2.943%, 12/10/2041(b)(d)	865,000	862,239

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Principal Amount	Value
J.P. Morgan Chase Commercial Mortgage Securities Trust
2012-HSBC B, 3.722%, 07/05/2032(b)	$805,000	$807,541
2012-HSBC C, 4.021%, 07/05/2032(b)	631,000	633,168
2022-OPO, 3.377%, 01/05/2039(b)	501,000	492,937
JPMBB Commercial Mortgage Securities Trust
2015-C31, 3.801%, 08/15/2048	312,741	323,438
Morgan Stanley Bank of America Merrill Lynch Trust
2013-C9, 2.657%, 05/15/2046	160,602	161,219
Morgan Stanley Capital I Trust
2015-MS1, 3.779%, 05/15/2048(d)	200,000	207,254
2018-L1, 4.721%, 10/15/2051(d)	325,000	346,843
New Residential Mortgage Loan Trust
2019-NQM5, 2.710%, 11/25/2059(b)(d)	202,865	203,636
OBX Trust
2019-EXP3, 1.008% (1 Month LIBOR USD + 0.900%), 10/25/2059(b)(c)	9,052	9,075
2021-NQM3, 1.054%, 07/25/2061(b)(d)	918,150	889,162
Starwood Mortgage Residential Trust
2019-INV1, 2.610%, 09/27/2049(b)(d)	64,472	64,788
UBS Commercial Mortgage Trust
2017-C2, 3.487%, 08/15/2050	1,025,000	1,059,314
2017-C4 A4, 3.563%, 10/15/2050	460,500	476,891
2017-C4 AS, 3.836%, 10/15/2050(d)	200,000	205,603
2018-C14, 3.379%, 12/15/2051	367,624	371,108
UBS-Barclays Commercial Mortgage Trust
2013-C6, 2.788%, 04/10/2046	64,537	64,800
Verus Securitization Trust
2019-4, 2.642%, 11/25/2059(b)	75,549	75,756
Wells Fargo Commercial Mortgage Trust
2015-C29, 3.637%, 06/15/2048	130,000	133,974
2016-LC24, 2.942%, 10/15/2049	280,000	282,695
2017-C39, 3.418%, 09/15/2050	260,000	269,087
2017-C40, 2.110%, 10/15/2050	11,912	11,909
2018-C46, 4.152%, 08/15/2051	160,000	171,991
2018-C48, 4.302%, 01/15/2052	625,000	679,068
2016-LC25, 3.640%, 12/15/2059	315,000	327,541
WFRBS Commercial Mortgage Trust
2014-LC14, 1.246%, 03/15/2047(d)(e)	730,051	13,856
2014-C22, 0.790%, 09/15/2057(d)(e)	3,042,777	48,559
2014-C22, 4.069%, 09/15/2057(d)	290,000	298,531

Total Non-Agency Mortgage Backed Securities (Cost $25,673,356)		24,120,114

Agency Mortgage Backed Securities—29.98%
Fannie Mae Connecticut Avenue Securities
2017-C03, 3.187% (1 Month LIBOR USD + 3.000%), 10/25/2029(c)	1,348,651	1,378,108
2017-C04, 3.037% (1 Month LIBOR USD + 2.850%), 11/25/2029(c)	301,691	307,933
2017-C05, 2.387% (1 Month LIBOR USD + 2.200%), 01/25/2030(c)	667,892	678,426
2017-C06, 2.987% (1 Month LIBOR USD + 2.800%), 02/25/2030(c)	1,404,400	1,434,862
2017-C07 1M2, 2.587% (1 Month LIBOR USD + 2.400%), 05/25/2030(c)	709,954	719,663
2017-C07 2M2, 2.687% (1 Month LIBOR USD + 2.500%), 05/25/2030(c)	607,564	615,004
2018-C01, 2.437% (1 Month LIBOR USD + 2.250%), 07/25/2030(c)	1,610,699	1,627,056
2018-C02, 2.387% (1 Month LIBOR USD + 2.200%), 08/25/2030(c)	1,461,750	1,469,201
2018-C03, 2.337% (1 Month LIBOR USD + 2.150%), 10/25/2030(c)	1,065,893	1,081,002
2018-C04, 2.737% (1 Month LIBOR USD + 2.550%), 12/25/2030(c)	1,913,722	1,942,058
Fannie Mae Interest Strip
4.000%, 08/25/2043(e)	1,483,764	243,598

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Principal Amount	Value
Fannie Mae Pool
MA0096, 4.500%, 06/01/2029	$3,619	$3,826
AB3000, 4.500%, 05/01/2031	9,596	10,184
BT1825, 2.000%, 06/01/2036	163,053	162,134
AB1389, 4.500%, 08/01/2040	28,351	30,641
MA0510, 4.500%, 09/01/2040	330	357
AE8714, 3.500%, 11/01/2040	10,902	11,468
890310, 4.500%, 12/01/2040	6,774	7,357
AH3952, 4.000%, 01/01/2041	83,081	88,782
AL0791, 4.000%, 02/01/2041	30,846	33,092
AE0954, 4.500%, 02/01/2041	23,959	26,024
AS7001, 3.000%, 04/01/2041	600,027	618,213
AL0245, 4.000%, 04/01/2041	6,343	6,805
AL0065, 4.500%, 04/01/2041	11,482	12,473
AB3194, 4.500%, 06/01/2041	8,092	8,796
AH7395, 4.500%, 06/01/2041	2,969	3,151
FM0040, 3.000%, 10/01/2041	103,046	106,147
AL1547, 4.500%, 11/01/2041	4,777	5,164
AJ9278, 3.500%, 12/01/2041	5,690	5,977
AJ6346, 3.500%, 12/01/2041	18,486	19,447
AK6744, 4.000%, 03/01/2042	36,520	39,083
AO1214, 3.500%, 04/01/2042	63,308	66,604
AK9393, 3.500%, 04/01/2042	11,354	11,926
AK6568, 3.500%, 04/01/2042	23,726	24,971
AL4029, 4.500%, 04/01/2042	34,003	36,936
AL7306, 4.500%, 09/01/2042	19,489	20,984
AP8743, 3.500%, 10/01/2042	172,310	181,250
AL3714, 3.500%, 01/01/2043	16,197	17,022
AL2897, 3.500%, 01/01/2043	25,418	26,749
AQ9330, 3.500%, 01/01/2043	22,549	23,618
AB7965, 3.500%, 02/01/2043	14,220	14,960
AT1001, 3.500%, 04/01/2043	17,115	18,010
AT2021, 3.500%, 04/01/2043	15,368	16,137
AB9046, 3.500%, 04/01/2043	43,952	46,259
AB9260, 3.500%, 05/01/2043	44,210	46,512
AU0949, 3.500%, 08/01/2043	37,705	39,730
AS0212, 3.500%, 08/01/2043	37,687	39,658
AU3751, 4.000%, 08/01/2043	74,537	79,800
AS0531, 4.000%, 09/01/2043	34,130	36,633
AU6857, 4.000%, 09/01/2043	35,308	37,693
AU4658, 4.500%, 09/01/2043	5,717	6,082
MA1600, 3.500%, 10/01/2043	17,090	17,977
AS1042, 4.000%, 11/01/2043	28,738	30,767
AL4450, 4.500%, 12/01/2043	14,481	15,773
AS1333, 4.500%, 12/01/2043	12,804	13,793
AS1559, 4.000%, 01/01/2044	18,699	20,104
AS2516, 4.500%, 05/01/2044	14,641	15,883
MA1926, 4.500%, 06/01/2044	16,353	17,784
AS2751, 4.500%, 06/01/2044	17,116	18,509
AL6223, 4.500%, 08/01/2044	16,113	17,529
AX0118, 4.000%, 09/01/2044	131,351	139,761
AX2491, 4.000%, 10/01/2044	9,184	9,770
AS3467, 4.000%, 10/01/2044	11,619	12,384
AL6432, 4.000%, 01/01/2045	27,423	29,408

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Principal Amount	Value
AL6520, 4.000%, 02/01/2045	$102,858	$110,022
AZ0814, 3.500%, 07/01/2045	30,852	32,325
AZ0862, 3.500%, 07/01/2045	51,179	53,572
BM1953, 3.500%, 08/01/2045	64,196	67,532
AZ4775, 3.500%, 10/01/2045	13,050	13,616
AZ4788, 4.000%, 10/01/2045	280,471	297,867
AS6311, 3.500%, 12/01/2045	18,926	19,799
CA2929, 3.500%, 12/01/2045	117,912	123,728
AS6405, 4.000%, 12/01/2045	229,716	244,677
AS6464, 3.500%, 01/01/2046	24,384	25,592
BC4114, 3.500%, 02/01/2046	138,521	144,590
AL8219, 4.000%, 02/01/2046	251,904	268,886
AS6795, 4.000%, 03/01/2046	57,486	60,897
AL8387, 4.000%, 03/01/2046	570,647	609,832
BC0305, 4.000%, 03/01/2046	55,093	58,503
FM1370, 3.000%, 04/01/2046	36,977	37,961
BC0793, 3.500%, 04/01/2046	128,330	134,124
BC0835, 4.000%, 04/01/2046	120,913	128,741
AS7248, 4.000%, 05/01/2046	62,195	66,318
AS7200, 4.500%, 05/01/2046	6,553	6,944
AS7388, 3.500%, 06/01/2046	559,498	586,475
AL9282, 4.000%, 06/01/2046	89,901	95,623
AL8735, 4.000%, 06/01/2046	131,806	140,717
AS7401, 4.000%, 06/01/2046	49,992	53,254
AS7580, 3.000%, 07/01/2046	119,468	122,480
AS7492, 4.000%, 07/01/2046	26,129	27,666
AS7801, 3.500%, 08/01/2046	118,803	123,817
MA2737, 3.000%, 09/01/2046	661,609	678,001
MA2771, 3.000%, 10/01/2046	100,550	102,640
AS8056, 3.000%, 10/01/2046	64,699	66,279
BM3932, 3.500%, 10/01/2046	97,224	101,417
AS8269, 3.000%, 11/01/2046	83,310	85,326
BE2975, 4.000%, 01/01/2047	115,907	122,322
AS8699, 4.000%, 01/01/2047	25,203	26,609
AS8661, 4.000%, 01/01/2047	84,973	89,931
AS8659, 4.000%, 01/01/2047	32,788	34,657
MA2872, 4.500%, 01/01/2047	75,679	81,006
AS8700, 4.500%, 01/01/2047	30,839	33,011
BE5475, 3.500%, 02/01/2047	42,068	43,654
AL9879, 3.500%, 02/01/2047	1,550,907	1,623,772
AL9916, 4.000%, 02/01/2047	130,178	138,455
FM4894, 4.000%, 03/01/2047	494,650	525,246
AS8966, 4.000%, 03/01/2047	24,562	25,904
AS8982, 4.500%, 03/01/2047	10,500	11,202
CA5843, 3.000%, 04/01/2047	126,304	128,259
FM1000, 3.000%, 04/01/2047	236,854	241,585
MA2959, 3.500%, 04/01/2047	92,253	96,594
BM5784, 3.500%, 05/01/2047	119,787	125,114
BM5347, 3.500%, 05/01/2047	104,965	109,571
BM5348, 3.500%, 05/01/2047	54,539	56,957
AS9536, 3.500%, 05/01/2047	47,324	49,292
BE3619, 4.000%, 05/01/2047	105,504	111,456
MA3008, 4.500%, 05/01/2047	21,781	23,134
AS9829, 3.500%, 06/01/2047	43,651	45,408

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Principal Amount	Value
BE3702, 4.000%, 06/01/2047	$57,187	$60,319
AS9831, 4.000%, 06/01/2047	64,370	68,042
AS9664, 4.000%, 06/01/2047	27,943	29,499
BM5179, 3.000%, 07/01/2047	74,954	76,912
BE3767, 3.500%, 07/01/2047	54,105	56,312
CA0062, 4.000%, 07/01/2047	54,600	57,487
MA3121, 4.000%, 09/01/2047	617,243	650,198
FM4019, 3.500%, 10/01/2047	499,667	519,168
CA0559, 4.500%, 10/01/2047	63,895	68,050
FM1467, 3.000%, 12/01/2047	74,304	76,572
MA3210, 3.500%, 12/01/2047	127,057	132,028
BH7058, 3.500%, 12/01/2047	138,567	143,444
FM2897, 3.000%, 02/01/2048	235,915	241,529
CA4140, 3.000%, 02/01/2048	75,143	76,747
CA1535, 3.500%, 02/01/2048	26,970	27,982
BJ8783, 3.500%, 02/01/2048	85,258	88,606
MA3278, 4.500%, 02/01/2048	282,810	300,392
CA1218, 4.500%, 02/01/2048	49,458	52,350
BM3590, 3.500%, 03/01/2048	113,753	118,173
FM5923, 3.500%, 03/01/2048	683,440	709,430
BJ0648, 3.500%, 03/01/2048	54,721	56,703
BJ0650, 3.500%, 03/01/2048	56,603	58,673
BM3900, 4.000%, 04/01/2048	107,481	113,125
CA1710, 4.500%, 05/01/2048	79,851	84,676
FM1572, 3.000%, 09/01/2048	232,473	238,394
FM2385, 3.000%, 09/01/2048	144,523	147,208
FM2915, 3.000%, 11/01/2048	516,229	531,737
BM5024, 3.000%, 11/01/2048	63,518	64,608
FM5108, 3.500%, 11/01/2048	705,205	735,700
FM1239, 3.500%, 11/01/2048	84,953	87,954
CA2922, 3.000%, 12/01/2048	211,256	214,219
FM2239, 3.000%, 12/01/2048	127,341	130,309
FM1051, 4.500%, 05/01/2049	203,276	215,323
FM4895, 4.000%, 06/01/2049	468,672	492,727
CA3683, 4.500%, 06/01/2049	78,479	83,157
BO2201, 3.000%, 09/01/2049	181,467	183,507
CA4571, 4.000%, 11/01/2049	471,315	492,672
BO6164, 3.000%, 01/01/2050	78,651	79,757
BO8947, 3.000%, 01/01/2050	103,159	104,274
FM3619, 4.500%, 01/01/2050	135,247	142,979
BP2099, 3.000%, 02/01/2050	433,361	439,430
BP1424, 3.000%, 03/01/2050	148,335	149,932
FM7592, 3.500%, 03/01/2050	713,273	736,865
FM4334, 3.000%, 04/01/2050	211,124	214,130
CA5519, 3.000%, 04/01/2050	88,748	89,876
MA3992, 3.500%, 04/01/2050	180,868	186,887
CA5559, 3.500%, 04/01/2050	731,468	755,520
CA5668, 3.000%, 05/01/2050	337,021	341,245
CA5670, 3.000%, 05/01/2050	142,120	143,652
CA6086, 3.000%, 06/01/2050	1,420,496	1,435,465
BP6466, 3.000%, 07/01/2050	213,396	216,011
CA6291, 3.000%, 07/01/2050	106,030	107,368
BP6481, 4.500%, 07/01/2050	37,786	40,061
BQ0239, 2.500%, 08/01/2050	213,750	211,786

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Principal Amount	Value
BQ0188, 3.000%, 08/01/2050	$116,501	$117,882
BK3044, 2.500%, 09/01/2050	357,300	353,814
BP6716, 2.500%, 09/01/2050	372,409	368,289
MA4121, 3.000%, 09/01/2050	653,474	661,219
FM9143, 4.500%, 09/01/2050	179,740	189,966
MA4160, 3.000%, 10/01/2050	547,922	553,846
MA4170, 4.500%, 10/01/2050	470,324	496,435
FM7475, 4.500%, 10/01/2050	30,039	31,722
MA4208, 2.000%, 12/01/2050	2,599,260	2,500,706
FM5316, 2.000%, 12/01/2050	209,626	201,663
MA4237, 2.000%, 01/01/2051	218,111	209,835
BR1269, 2.500%, 01/01/2051	843,792	833,731
MA4256, 2.500%, 02/01/2051	758,772	749,794
FM6289, 3.000%, 02/01/2051	612,479	619,821
MA4282, 2.500%, 03/01/2051	482,865	477,769
BR7795, 2.500%, 04/01/2051	749,543	741,263
MA4306, 2.500%, 04/01/2051	305,785	302,398
MA4307, 3.000%, 04/01/2051	943,778	954,910
MA4325, 2.000%, 05/01/2051	747,775	717,985
FM7189, 2.500%, 05/01/2051	537,719	531,790
BT2488, 2.500%, 05/01/2051	481,830	476,369
MA4326, 2.500%, 05/01/2051	504,633	498,619
BT0417, 2.500%, 06/01/2051	325,242	321,658
MA4356, 2.500%, 06/01/2051	993,539	982,564
FM7738, 2.500%, 06/01/2051	540,381	534,250
MA4357, 3.000%, 06/01/2051	746,484	754,585
MA4378, 2.000%, 07/01/2051	700,202	672,790
CB1027, 2.500%, 07/01/2051	276,127	273,033
MA4379, 2.500%, 07/01/2051	393,569	388,876
CB1038, 2.500%, 07/01/2051	353,171	349,279
BT1339, 2.500%, 07/01/2051	800,603	791,423
FM8178, 2.500%, 07/01/2051	833,960	824,550
MA4380, 3.000%, 07/01/2051	1,040,093	1,052,355
MA4399, 2.500%, 08/01/2051	1,786,705	1,766,482
BT3273, 2.500%, 08/01/2051	839,893	830,397
FM8360, 2.500%, 08/01/2051	391,697	387,998
MA4401, 3.500%, 08/01/2051	288,242	297,248
MA4437, 2.000%, 10/01/2051	660,630	634,473
MA4493, 2.500%, 12/01/2051	468,446	462,860
FS0121, 2.000%, 01/01/2052	819,216	786,735
Fannie Mae REMICS
2012-70, 5.892% (1 Month LIBOR USD + 6.000%), 07/25/2042(c)(e)	1,080,020	196,427
2012-68, 5.942% (1 Month LIBOR USD + 6.050%), 07/25/2042(c)(e)	1,812,517	353,384
2013-6, 5.992% (1 Month LIBOR USD + 6.100%), 02/25/2043(c)(e)	1,161,613	216,907
2013-18, 5.992% (1 Month LIBOR USD + 6.100%), 03/25/2043(c)(e)	1,172,113	203,994
2014-90, 6.042% (1 Month LIBOR USD + 6.150%), 01/25/2045(c)(e)	1,749,281	300,454
2015-32, 6.092% (1 Month LIBOR USD + 6.200%), 05/25/2045(c)(e)	1,140,945	234,457
2016-03, 4.000%, 02/25/2046(e)	520,515	83,558
2016-40, 5.742% (1 Month LIBOR USD + 5.850%), 07/25/2046(c)(e)	717,474	120,760
2018-07, 4.000%, 02/25/2048(e)	1,450,525	216,556
2020-52, 4.500%, 08/25/2050(e)	1,304,971	256,715
Freddie Mac Gold Pool
G1-3122, 5.000%, 04/01/2023	96	98
G1-4953, 3.500%, 01/01/2029	19,287	20,036

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Principal Amount	Value
A8-6315, 4.500%, 05/01/2039	$16,399	$17,794
A8-6521, 4.500%, 05/01/2039	30,618	33,309
A9-3617, 4.500%, 08/01/2040	2,493	2,686
Q0-0285, 4.500%, 04/01/2041	4,367	4,750
Q0-0876, 4.500%, 05/01/2041	26,944	29,097
Q0-2173, 4.500%, 07/01/2041	17,950	19,511
Q0-3705, 4.000%, 10/01/2041	17,352	18,182
C0-3795, 3.500%, 04/01/2042	136,210	143,409
Q0-9004, 3.500%, 06/01/2042	12,274	12,899
C0-9004, 3.500%, 07/01/2042	12,928	13,614
Q0-9896, 3.500%, 08/01/2042	16,642	17,525
Q1-1348, 3.500%, 09/01/2042	35,634	37,513
Q1-8305, 3.500%, 05/01/2043	13,895	14,602
Q1-9475, 3.500%, 06/01/2043	24,732	25,967
G6-0030, 3.500%, 07/01/2043	77,196	81,342
Q2-0780, 3.500%, 08/01/2043	29,294	30,834
Q2-0857, 3.500%, 08/01/2043	19,082	20,091
G0-7459, 3.500%, 08/01/2043	15,186	15,990
G0-8541, 3.500%, 08/01/2043	26,933	28,361
V8-0509, 4.000%, 10/01/2043	16,182	17,379
G0-8558, 4.000%, 11/01/2043	18,443	19,782
Q2-6367, 4.000%, 05/01/2044	4,959	5,312
Q2-6513, 4.500%, 06/01/2044	12,260	12,978
Q2-9916, 4.000%, 11/01/2044	21,447	22,963
Q4-5219, 3.500%, 01/01/2045	88,016	92,468
G0-7961, 3.500%, 03/01/2045	20,831	21,891
G0-8633, 4.000%, 03/01/2045	41,683	44,734
G0-8636, 3.500%, 04/01/2045	24,889	26,068
G0-8637, 4.000%, 04/01/2045	21,329	22,804
Q3-3869, 4.000%, 06/01/2045	14,265	15,279
Q3-5225, 3.500%, 08/01/2045	12,413	12,978
G0-8659, 3.500%, 08/01/2045	68,533	71,772
G0-8660, 4.000%, 08/01/2045	82,600	88,295
V8-1873, 4.000%, 08/01/2045	18,966	20,275
G0-8672, 4.000%, 10/01/2045	13,940	14,869
V8-1992, 4.000%, 10/01/2045	260,406	278,062
G0-8676, 3.500%, 11/01/2045	29,478	30,842
G6-0480, 4.500%, 11/01/2045	12,768	13,807
G0-8681, 3.500%, 12/01/2045	21,985	23,024
G0-8682, 4.000%, 12/01/2045	27,804	29,670
Q3-8473, 4.000%, 01/01/2046	28,812	30,612
Q3-8470, 4.000%, 01/01/2046	16,588	17,695
G0-8694, 4.000%, 02/01/2046	16,459	17,560
Q3-9644, 3.500%, 03/01/2046	95,534	99,882
G0-8693, 3.500%, 03/01/2046	4,973	5,208
Q3-9434, 3.500%, 03/01/2046	4,613	4,830
Q3-9438, 4.000%, 03/01/2046	88,170	93,769
G0-8699, 4.000%, 03/01/2046	43,491	46,241
G0-8702, 3.500%, 04/01/2046	51,788	54,140
Q4-0718, 3.500%, 05/01/2046	142,053	148,714
G0-8706, 3.500%, 05/01/2046	23,611	24,861
Q4-0375, 3.500%, 05/01/2046	31,199	32,615
G0-8708, 4.500%, 05/01/2046	35,938	38,648
Q4-1208, 3.500%, 06/01/2046	72,247	75,614

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Principal Amount	Value
Q4-5458, 4.000%, 08/01/2046	$69,932	$74,344
G0-8721, 3.000%, 09/01/2046	48,393	49,629
G0-8735, 4.500%, 10/01/2046	51,477	55,378
G0-8741, 3.000%, 01/01/2047	874,040	895,102
G0-8743, 4.000%, 01/01/2047	42,269	44,865
Q4-6279, 3.500%, 02/01/2047	60,991	63,560
Q4-6283, 4.000%, 02/01/2047	51,924	54,802
G0-8752, 4.000%, 03/01/2047	20,484	21,841
Q4-6539, 4.500%, 03/01/2047	3,511	3,714
G0-8757, 3.500%, 04/01/2047	9,352	9,761
G0-8759, 4.500%, 04/01/2047	16,627	17,783
V8-3204, 4.500%, 05/01/2047	38,621	41,042
Q4-9100, 4.000%, 07/01/2047	107,222	113,013
Q4-9394, 4.500%, 07/01/2047	75,438	80,643
Q4-9888, 3.500%, 08/01/2047	47,668	49,658
Q5-0109, 3.500%, 08/01/2047	11,601	12,080
Q5-0035, 3.500%, 08/01/2047	72,767	75,832
G6-1228, 4.000%, 08/01/2047	138,992	146,855
G0-8779, 3.500%, 09/01/2047	203,869	211,978
G0-8785, 4.000%, 10/01/2047	106,754	112,139
Q5-2319, 3.500%, 11/01/2047	153,039	158,958
G6-1631, 3.500%, 11/01/2047	179,235	187,139
G6-1467, 4.000%, 11/01/2047	139,321	146,492
G6-1281, 3.500%, 01/01/2048	85,251	88,706
G0-8800, 3.500%, 02/01/2048	120,941	125,373
Q5-4463, 4.000%, 02/01/2048	74,890	79,299
G6-7710, 3.500%, 03/01/2048	162,295	169,141
Freddie Mac Multifamily Structured Pass Through Certificates
K-098, 1.391%, 08/25/2029(d)(e)	1,985,000	187,852
Freddie Mac Pool
SB-0525, 2.000%, 05/01/2036	441,355	438,869
RC-1914, 2.000%, 06/01/2036	463,750	461,137
ZS-9972, 3.000%, 03/01/2042	820,361	844,661
ZM-0630, 4.000%, 01/01/2046	609,208	650,372
ZT-0390, 4.000%, 03/01/2046	104,182	111,792
ZM-1590, 3.000%, 08/01/2046	624,543	639,036
SD-0035, 3.000%, 04/01/2047	527,980	542,981
ZM-4908, 3.500%, 11/01/2047	244,862	254,176
ZA-5250, 4.000%, 01/01/2048	226,043	237,957
ZS-4759, 3.500%, 03/01/2048	153,047	158,681
ZM-6197, 4.000%, 04/01/2048	564,464	594,359
SD-0298, 3.000%, 11/01/2048	369,400	377,682
ZN-2103, 4.500%, 12/01/2048	45,885	48,622
ZA-7141, 3.000%, 06/01/2049	75,265	76,352
SD-8005, 3.500%, 08/01/2049	734,104	758,688
SD-8013, 4.500%, 09/01/2049	115,273	122,053
SI-2009, 3.000%, 10/01/2049	448,584	456,112
QA-5549, 3.000%, 12/01/2049	274,737	278,409
QA-7325, 3.000%, 02/01/2050	194,883	197,718
QA-6750, 3.000%, 02/01/2050	150,251	152,323
QA-8311, 3.000%, 03/01/2050	215,910	219,753
SD-8068, 3.000%, 06/01/2050	621,916	628,996
RA-2970, 2.500%, 07/01/2050	201,840	200,397
SD-8074, 3.000%, 07/01/2050	92,803	93,803

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Principal Amount	Value
SD-8075, 3.500%, 07/01/2050	$552,011	$570,290
QB-2682, 2.500%, 08/01/2050	150,261	148,759
SD-8084, 3.000%, 08/01/2050	268,924	271,824
SD-8086, 4.000%, 08/01/2050	237,720	248,508
RA-3484, 3.000%, 09/01/2050	321,015	324,479
SD-8098, 2.000%, 10/01/2050	2,522,427	2,426,674
QB-4785, 2.500%, 10/01/2050	211,566	209,367
QB-6037, 2.500%, 11/01/2050	155,650	153,987
SD-8122, 2.500%, 01/01/2051	453,564	448,720
SD-8123, 3.000%, 01/01/2051	646,865	654,446
RA-4527, 2.500%, 02/01/2051	312,890	309,414
SD-8129, 2.500%, 02/01/2051	614,644	609,188
SD-8135, 2.500%, 03/01/2051	219,756	217,607
QC-0945, 2.500%, 04/01/2051	885,899	876,090
SD-8147, 2.500%, 05/01/2051	504,661	498,646
QC-2565, 2.000%, 06/01/2051	567,971	545,760
QC-3907, 2.500%, 07/01/2051	486,122	480,764
QC-4235, 2.500%, 07/01/2051	795,173	785,691
SD-8156, 2.500%, 07/01/2051	462,687	457,582
SD-8160, 2.000%, 08/01/2051	865,506	831,458
QC-5978, 2.500%, 08/01/2051	675,876	668,436
QC-6209, 2.500%, 08/01/2051	413,754	408,820
RA-5855, 2.500%, 09/01/2051	770,843	762,367
SD-8169, 3.500%, 09/01/2051	130,858	134,907
SD-8184, 3.000%, 12/01/2051	221,179	223,579
SD-8189, 2.500%, 01/01/2052	1,164,987	1,151,095
Freddie Mac REMICS
4122, 4.000%, 10/15/2042(e)	1,154,328	179,492
4121, 6.009% (1 Month LIBOR USD + 6.200%), 10/15/2042(c)(e)	1,084,312	208,451
4159, 5.959% (1 Month LIBOR USD + 6.150%), 01/15/2043(c)(e)	1,484,571	302,334
4459, 4.000%, 08/15/2043(e)	2,232,930	339,609
4385, 4.500%, 09/15/2044(e)	225,744	35,289
4572, 5.859% (1 Month LIBOR USD + 6.050%), 04/15/2046(c)(e)	494,468	89,212
4583, 5.809% (1 Month LIBOR USD + 6.000%), 05/15/2046(c)(e)	517,406	86,152
4616, 5.809% (1 Month LIBOR USD + 6.000%), 09/15/2046(c)(e)	1,263,116	227,078
4623, 5.809% (1 Month LIBOR USD + 6.000%), 10/15/2046(c)(e)	1,096,376	233,453
4648, 5.809% (1 Month LIBOR USD + 6.000%), 01/15/2047(c)(e)	486,906	85,053
Freddie Mac Structured Agency Credit Risk Debt Notes
2017-HQA3, 2.458% (1 Month LIBOR USD + 2.350%), 04/25/2030(c)	872,499	884,022
2018-DNA1, 1.908% (1 Month LIBOR USD + 1.800%), 07/25/2030(c)	409,501	411,851
2018-HQA1, 2.408% (1 Month LIBOR USD + 2.300%), 09/25/2030(c)	736,146	743,158
2019-CS03, 0.108% (1 Month LIBOR USD + 0.000%), 10/25/2032(b)(c)	938,477	938,579
2021-DNA7, 0.900% (SOFR30A + 0.850%), 11/25/2041(b)(c)	1,987,000	1,964,464
2022-DNA2, 2.449% (SOFR30A + 2.400%), 02/25/2042(b)(c)	1,650,000	1,643,287
Ginnie Mae
#TBA, 3.000%, 03/15/2043	9,515,000	9,671,896
#TBA, 3.500%, 03/15/2045	300,000	309,574
#TBA, 2.500%, 03/20/2050	1,480,000	1,479,027
Ginnie Mae II Pool
MA0699M, 3.500%, 01/20/2043	27,912	29,320
MA0783M, 3.500%, 02/20/2043	38,012	40,406
MA0934M, 3.500%, 04/20/2043	26,897	28,594
MA3663M, 3.500%, 05/20/2046	48,664	50,892
MA3803M, 3.500%, 07/20/2046	18,995	19,880

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Principal Amount	Value
MA4510M, 3.500%, 06/20/2047	$77,968	$81,266
MA4586M, 3.500%, 07/20/2047	107,272	111,797
MA4652M, 3.500%, 08/20/2047	72,272	75,404
MA4900M, 3.500%, 12/20/2047	54,557	56,915
MA6542M, 3.500%, 03/20/2050	307,412	317,869
MA6600M, 3.500%, 04/20/2050	22,284	23,059
MA6601M, 4.000%, 04/20/2050	102,583	107,286
MA7138M, 3.500%, 01/20/2051	273,059	282,347
MA7192M, 2.000%, 02/20/2051	329,651	323,766
MA7193M, 2.500%, 02/20/2051	340,881	341,400
MA7254M, 2.000%, 03/20/2051	335,714	329,280
MA7255M, 2.500%, 03/20/2051	838,073	839,008
MA7311M, 2.000%, 04/20/2051	954,202	936,774
MA7312M, 2.500%, 04/20/2051	918,133	919,157
MA7367M, 2.500%, 05/20/2051	336,150	336,524
MA7418M, 2.500%, 06/20/2051	701,423	702,206
MA7472M, 2.500%, 07/20/2051	453,744	454,251
MA7589M, 2.500%, 09/20/2051	1,071,558	1,072,755
MA7648M, 2.000%, 10/20/2051	320,188	313,716
MA7766M, 2.000%, 12/20/2051	521,969	511,391
MA7767M, 2.500%, 12/20/2051	248,122	248,400
Government National Mortgage Association
2013-23, 3.500%, 02/20/2043(e)	669,835	118,991
2015-162, 6.646% (1 Month LIBOR USD + 6.750%), 11/20/2045(c)(e)	1,018,902	206,678
2018-007, 6.096% (1 Month LIBOR USD + 6.200%), 01/20/2048(c)(e)	1,176,108	187,308
2021-116, 2.500%, 06/20/2051(e)	2,882,565	360,878
Uniform Mortgage Backed Securities
#TBA, 3.500%, 03/15/2041	2,370,000	2,441,193
#TBA, 3.000%, 03/15/2043	9,320,000	9,408,149
#TBA, 2.500%, 03/15/2047	8,430,000	8,317,437
#TBA, 2.000%, 05/25/2050	1,345,000	1,289,423

Total Agency Mortgage Backed Securities (Cost $143,059,331)		141,162,450

U.S. Government Agency Issues—0.45%
Federal Home Loan Mortgage Corp.
0.375%, 09/23/2025	225,000	214,487
Federal National Mortgage Association
0.500%, 11/07/2025	255,000	243,595
0.750%, 10/08/2027	745,000	701,190
0.875%, 08/05/2030	575,000	521,466
Tennessee Valley Authority
5.250%, 09/15/2039	320,000	428,866

Total U.S. Government Agency Issues (Cost $2,182,726)		2,109,604

U.S. Government Notes/Bonds—9.34%
United States Treasury Note/Bond
1.500%, 01/15/2023	2,120,000	2,129,285
0.250%, 04/15/2023	6,425,000	6,362,130
2.750%, 04/30/2023	6,670,000	6,792,327
0.625%, 07/31/2026	855,000	814,788
1.250%, 12/31/2026	395,000	386,205
1.875%, 02/15/2032	2,265,000	2,272,964
3.125%, 02/15/2042	730,000	831,373
3.125%, 02/15/2043	640,000	727,150

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Principal Amount	Value
3.625%, 02/15/2044	$3,395,000	$4,161,925
3.125%, 08/15/2044	1,255,000	1,432,024
3.000%, 11/15/2044	1,813,300	2,030,825
3.000%, 05/15/2045	1,290,000	1,446,664
2.250%, 08/15/2046	2,130,000	2,102,543
3.000%, 05/15/2047	2,420,000	2,748,780
2.750%, 08/15/2047	740,000	808,248
3.000%, 02/15/2048	1,175,000	1,348,450
2.375%, 05/15/2051	4,980,000	5,177,449
1.875%, 11/15/2051	2,565,000	2,385,851

Total U.S. Government Notes/Bonds (Cost $44,940,356)		43,958,981

U.S. Treasury Bills—2.65%
United States Treasury Bill
0.301%, 05/19/2022(i)	1,265,000	1,264,177
0.355%, 06/16/2022(i)	6,230,000	6,222,635
0.579%, 09/08/2022(i)	5,000,000	4,982,717

Total U.S. Treasury Bills (Cost $12,472,490)		12,469,529

	Shares
Exchange Traded Funds—0.12%
iShares Core U.S. Aggregate Bond ETF	5,148	568,133

Total Exchange Traded Funds (Cost $593,629)		568,133

Investments Purchased With Collateral From Securities Lending—13.36%
Money Market Fund—13.36%
Mount Vernon Liquid Assets Portfolio, LLC, 0.120%(g)	62,887,790	62,887,790

Total Investments Purchased With Collateral From Securities Lending (Cost $62,887,790)		62,887,790

Short-Term Investments—2.04%
First American Government Obligations Fund, Class X, 0.026%(g)	9,584,953	9,584,953

Total Short-Term Investments (Cost $9,584,953)		9,584,953

Total Investments (Cost $583,935,651)—121.05%		569,872,826
Liabilities in Excess of Other Assets—(21.05)%		(99,109,063)

Total Net Assets—100.00%		$470,763,763

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at February 28, 2022.
(b)	Securities issued under Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid.
(c)	Floating rate security; the rate shown represents the rate at February 28, 2022. The coupon is based on an underlying pool of loans and other conditions at the time the loans are securitized.
(d)	Variable rate security; the rate shown represents the rate at February 28, 2022. The coupon is based on an underlying pool of loans and other conditions at the time the loans are securitized.
(e)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(f)	All or portion of this security is out on loan as of February 28, 2022. Total value of securities out on loan is $62,124,037.
(g)	The rate shown represents the seven day yield at February 28, 2022.
(h)	Perpetual maturity. The date referenced is the next call date.
(i)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Abbreviations

#	TBA Pool number to be announced

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2022 (Unaudited)

	Shares	Value
Common Stocks—95.73%
Accommodation—0.14%
Caesars Entertainment, Inc.(a)(c)	5,883	$495,290
GreenTree Hospitality Group Ltd.—ADR	1,760	9,997
Huazhu Group Ltd.—ADR(a)	1,461	60,427
MGM Resorts International	20,190	894,215
Vail Resorts, Inc.	193	50,286

		1,510,215

Administration of Human Resource Programs—0.01%
Hailiang Education Group, Inc.—ADR(a)	4,740	65,080

Administrative and Support Services—1.70%
9F, Inc.—ADR(a)	28,478	33,604
ABM Industries, Inc.	6,173	276,736
Alibaba Group Holding Ltd.—ADR(a)	24,410	2,567,688
Alliance Data Systems Corp.(c)	748	50,453
AMN Healthcare Services, Inc.(a)(c)	3,103	329,352
ASGN, Inc.(a)(c)	2,866	317,524
Atlas Copco AB—Class A—ADR	31,217	1,580,517
Atlas Copco AB—Class B—ADR	22,868	1,029,060
Baker Hughes Co.(c)	5,630	165,409
Bilibili, Inc.—ADR(a)(c)	3,228	102,037
Broadridge Financial Solutions, Inc.(c)	1,949	284,963
Cloudflare, Inc.—Class A(a)	7,949	925,423
Conduent, Inc.(a)(c)	34,726	169,116
Criteo SA—ADR(a)	26,893	894,461
Deutsche Post AG—ADR	45,317	2,260,865
Evolent Health, Inc.—Class A(a)	5,742	153,024
Expedia Group, Inc.(a)	467	91,583
Fortum OYJ—ADR	182,288	754,672
Genetron Holdings Ltd.—ADR(a)	2,414	8,087
HeadHunter Group PLC—ADR	3,254	40,838
Hillenbrand, Inc.	7,163	341,747
Jiayin Group, Inc.—ADR(a)	11,742	24,071
Kforce, Inc.	8,370	629,256
Korn Ferry	4,260	282,268
ManpowerGroup, Inc.	5,688	604,521
MasTec, Inc.(a)(c)	6,050	476,498
QIWI PLC—ADR(c)	29,317	147,904
Robert Half International, Inc.(c)	2,854	343,308
Secom Co. Ltd.—ADR	46,020	845,295
Teleperformance—ADR	912	167,917
TrueBlue, Inc.(a)	8,722	237,238
TTEC Holdings, Inc.(c)	4,901	389,630
Tuniu Corp.—ADR(a)(c)	13,367	14,035
Verizon Communications, Inc.	31,983	1,716,528

		18,255,628

Air Transportation—0.05%
Atlas Air Worldwide Holdings, Inc.(a)(c)	4,001	313,518
Controladora Vuela Cia de Aviacion SAB de CV—ADR(a)	8,674	165,587
Swire Pacific Ltd.—Class A—ADR	9,942	55,332

		534,437

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Shares	Value
Ambulatory Health Care Services—0.75%
Acadia Healthcare Co., Inc.(a)	4,520	$256,329
Accustem Sciences Ltd.—ADR(a)	54,218	6,506
Aesthetic Medical International Holdings Group Ltd.—ADR(a)	1,724	5,379
Amedisys, Inc.(a)(c)	1,476	236,514
Apollo Medical Holdings, Inc.(a)(c)	1,976	95,085
CareDx, Inc.(a)(c)	2,247	86,240
Laboratory Corp. of America Holdings(a)	6,841	1,855,689
MEDNAX, Inc.(a)	6,060	142,228
Medpace Holdings, Inc.(a)	2,731	417,761
Molina Healthcare, Inc.(a)	2,292	703,346
Novocure Ltd.(a)(b)	2,225	182,139
Option Care Health, Inc.(a)(c)	8,677	222,999
Progyny, Inc.(a)(c)	3,341	131,502
Quest Diagnostics, Inc.(c)	12,604	1,654,527
Sonic Healthcare Ltd.—ADR	79,231	2,012,468

		8,008,712

Animal Production and Aquaculture—0.06%
Cresud SACIF y A—ADR(a)	46,245	301,980
Mowi ASA—ADR	11,567	297,711

		599,691

Apparel Manufacturing—0.09%
ANTA Sports Products Ltd.—ADR(c)	1,423	545,991
Deckers Outdoor Corp.(a)(c)	984	284,022
Shenzhou International Group Holdings Ltd.—ADR(c)	9,675	162,347

		992,360

Beverage and Tobacco Product Manufacturing—1.34%
Altria Group, Inc.	46,119	2,365,444
Cia Cervecerias Unidas SA—ADR	8,418	134,520
Coca-Cola Consolidated, Inc.	599	297,661
Coca-Cola Femsa SAB de CV—ADR	10,110	556,657
Diageo PLC—ADR	9,601	1,917,223
Embotelladora Andina SA—Class A—ADR	5,829	61,729
Embotelladora Andina SA—Class B—ADR	7,036	91,468
Japan Tobacco, Inc.—ADR	173,052	1,583,426
Keurig Dr Pepper, Inc.	24,851	960,988
Kirin Holdings Co. Ltd.—ADR	34,440	578,248
Monster Beverage Corp.(a)	5,747	485,047
Philip Morris International, Inc.	40,044	4,047,247
Swedish Match AB—ADR(c)	132,422	958,735
Vector Group Ltd.(c)	24,177	271,024

		14,309,417

Broadcasting (except Internet)—1.26%
Altice USA, Inc.—Class A(a)(c)	64,783	748,891
Comcast Corp.—Class A	53,913	2,520,973
Discovery, Inc.—Class A(a)(c)	31,909	895,047
Discovery, Inc.—Class C(a)(c)	42,631	1,192,389
DISH Network Corp.—Class A(a)(c)	46,363	1,481,761
EW Scripps Co.—Class A(a)(c)	8,631	192,126
Fox Corp.—Class A(c)	40,374	1,688,844
Fox Corp.—Class B	28,973	1,108,507

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Shares	Value
Grupo Televisa SAB—ADR	35,988	$383,992
Nexstar Media Group, Inc.—Class A(c)	3,535	654,152
Paramount Global—Class A(c)	19,630	668,402
Paramount Global—Class B(c)	41,276	1,263,458
ProSiebenSat.1 Media SE—ADR	128,469	431,656
Roku, Inc.(a)(c)	657	91,671
WideOpenWest, Inc.(a)	10,933	185,752

		13,507,621

Building Material and Garden Equipment and Supplies Dealers—0.66%
Home Depot, Inc.	5,850	1,847,606
Lowe’s Companies, Inc.	13,903	3,073,396
Snap-on, Inc.(c)	9,993	2,100,329

		7,021,331

Chemical Manufacturing—7.14%
Abbott Laboratories	11,542	1,392,196
AbbVie, Inc.	14,167	2,093,458
Albemarle Corp.(c)	300	58,767
Alkermes PLC(a)(b)	13,203	328,227
Alterity Therapeutics Ltd.—ADR(a)(c)	82,386	70,028
Arkema SA—ADR	8,071	1,063,031
Asahi Kasei Corp.—ADR	11,172	210,480
Astellas Pharma, Inc.—ADR	55,713	929,293
AstraZeneca PLC—ADR	29,072	1,769,903
Bicycle Therapeutics PLC—ADR(a)	1,906	90,535
BioLine RX Ltd.—ADR(a)(c)	19,489	29,623
Biondvax Pharmaceuticals Ltd.—ADR(a)	50,005	63,506
Bio-Techne Corp.	1,298	544,394
Blueprint Medicines Corp.(a)(c)	429	25,976
Celanese Corp.	2,499	348,061
Cellectis SA—ADR(a)	9,406	42,609
CF Industries Holdings, Inc.	11,797	957,798
Chugai Pharmaceutical Co. Ltd.—ADR	57,934	964,022
Clinuvel Pharmaceuticals Ltd.—ADR(c)	21,124	313,691
Corcept Therapeutics, Inc.(a)(c)	7,399	164,924
CSL Ltd.—ADR	3,734	354,394
Daiichi Sankyo Co. Ltd.—ADR	44,545	1,087,789
Denali Therapeutics, Inc.(a)(c)	7,508	244,460
Dow, Inc.(c)	3,323	195,924
Dr Reddy’s Laboratories Ltd.—ADR	9,780	522,448
DuPont de Nemours, Inc.	24,188	1,871,426
Editas Medicine, Inc.(a)	3,930	67,282
Eisai Co. Ltd.—ADR(c)	7,916	395,483
Eli Lilly & Co.	9,710	2,427,015
Emergent BioSolutions, Inc.(a)	3,458	143,092
Fate Therapeutics, Inc.(a)	2,116	73,108
Gilead Sciences, Inc.	27,602	1,667,161
Givaudan SA—ADR	828	68,972
GlaxoSmithKline PLC—ADR	80,744	3,379,944
H Lundbeck A/S—ADR	7,039	175,412
Halozyme Therapeutics, Inc.(a)(c)	8,752	310,433
Horizon Therapeutics PLC(a)(b)	5,763	525,413
Innoviva, Inc.(a)(c)	17,143	329,317
Intellia Therapeutics, Inc.(a)(c)	2,124	209,957

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Shares	Value
Inter Parfums, Inc.	2,269	$210,745
Ipsen SA—ADR	14,944	446,078
Ironwood Pharmaceuticals, Inc.(a)(c)	26,687	287,152
Kao Corp.—ADR	103,520	959,630
Kazia Therapeutics Ltd.—ADR(a)	26,411	179,859
Kose Corp.—ADR(c)	33,747	775,844
Kronos Worldwide, Inc.	1,476	21,741
Kuraray Co. Ltd.—ADR	2,743	76,886
LyondellBasell Industries NV—Class A(b)	9,150	889,655
Maravai LifeSciences Holdings, Inc.—Class A(a)(c)	9,864	385,386
Merck & Co., Inc.	14,870	1,138,745
Merck KGaA—ADR	34,616	1,367,678
Meridian Bioscience, Inc.(a)	5,981	151,319
Moderna, Inc.(a)	7,755	1,191,168
Mosaic Co.(c)	17,662	926,019
Myriad Genetics, Inc.(a)(c)	6,464	157,592
Neurocrine Biosciences, Inc.(a)	2,461	221,170
Novartis AG—ADR	71,060	6,214,908
Novavax, Inc.(a)(c)	1,324	110,382
Novo Nordisk A/S—ADR	73,227	7,538,720
Novozymes A/S—ADR	7,102	462,411
Nu Skin Enterprises, Inc.—Class A(c)	3,322	154,108
Olin Corp.	7,026	361,909
Ono Pharmaceutical Co. Ltd.—ADR	118,074	978,833
OPKO Health, Inc.(a)(c)	57,505	179,991
Otsuka Holdings Co. Ltd.—ADR	45,063	779,139
Pacira BioSciences, Inc.(a)(c)	1,941	129,445
Pfizer, Inc.	91,608	4,300,080
Prestige Consumer Healthcare, Inc.(a)	6,616	393,850
Procter & Gamble Co.	7,895	1,230,751
Quidel Corp.(a)(c)	1,823	192,855
Regeneron Pharmaceuticals, Inc.(a)	3,845	2,377,594
Repligen Corp.(a)	2,513	494,307
Sage Therapeutics, Inc.(a)(c)	6,644	241,642
Sanofi—ADR	70,579	3,701,869
Santen Pharmaceutical Co. Ltd.—ADR	19,039	215,712
Shin-Etsu Chemical Co. Ltd.—ADR	65,294	2,549,079
Shionogi & Co Ltd.—ADR	53,993	900,333
Sika AG—ADR	17,727	584,636
Sumitomo Chemical Co. Ltd.—ADR(c)	24,198	579,058
Supernus Pharmaceuticals, Inc.(a)(c)	9,425	301,129
Sysmex Corp.—ADR	23,678	941,911
Takeda Pharmaceutical Co. Ltd.—ADR	81,734	1,242,357
Trinity Biotech PLC—ADR(a)	105,078	106,129
Tronox Holdings PLC—Class A(b)	13,230	268,569
Twist Bioscience Corp.(a)(c)	1,562	87,378
United Therapeutics Corp.(a)	3,879	644,690
West Pharmaceutical Services, Inc.	5,028	1,946,238
Westlake Corp.(c)	1,135	125,202
XTL Biopharmaceuticals Ltd.—ADR(a)	5,461	12,997
Yara International ASA—ADR	37,263	960,640
Zoetis, Inc.	1,509	292,218

		76,497,289

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Shares	Value
Clothing and Clothing Accessories Stores—0.67%
Abercrombie & Fitch Co.—Class A(a)(c)	10,422	$396,870
Academy Sports & Outdoors, Inc.(a)(c)	9,790	316,902
American Eagle Outfitters, Inc.(c)	11,404	240,396
ASOS PLC—ADR(a)	1,655	42,964
Bath & Body Works, Inc.(a)(c)	36,513	1,948,699
Buckle, Inc.(c)	8,625	310,500
Burberry Group PLC—ADR	1,038	26,749
Foot Locker, Inc.(c)	7,403	234,083
Genesco, Inc.(a)(c)	5,209	334,157
KKR & Co, Inc.	30,651	1,842,738
Pandora A/S—ADR(c)	39,297	1,006,003
Signet Jewelers Ltd.(b)	3,655	257,678
Zumiez, Inc.(a)(c)	6,045	268,942

		7,226,681

Computer and Electronic Product Manufacturing—14.39%
ABIOMED, Inc.(a)	26	8,079
ADTRAN, Inc.	577	11,880
Advanced Micro Devices, Inc.(a)	15,666	1,932,244
Advantest Corp.—ADR	17,729	1,407,505
Agilent Technologies, Inc.	12,539	1,634,584
Alphabet, Inc.—Class A(a)	3,833	10,353,469
Alphabet, Inc.—Class C(a)	3,541	9,552,981
Amkor Technology, Inc.(c)	18,526	419,984
Amphenol Corp.—Class A	17,790	1,352,218
Analog Devices, Inc.	537	86,076
Apple, Inc.	146,347	24,164,817
Arista Networks, Inc.(a)	7,949	975,581
ASE Technology Holding Co Ltd.—ADR(c)	120,396	870,463
AU Optronics Corp.—ADR	33,995	251,563
Avanos Medical, Inc.(a)	3,393	120,078
Avaya Holdings Corp.(a)	8,758	120,598
Bio-Rad Laboratories, Inc.—Class A(a)	1,967	1,231,263
Bloom Energy Corp.—Class A(a)(c)	2,839	63,026
Brainsway Ltd.—ADR(a)	6,027	46,227
Broadcom, Inc.	5,922	3,478,820
Bruker Corp.(c)	6,144	432,353
Calix, Inc.(a)(c)	4,777	259,582
Casio Computer Co. Ltd.—ADR	1,200	140,100
ChipMOS Technologies, Inc.—ADR	28,588	1,070,049
Ciena Corp.(a)	8,156	558,034
Cirrus Logic, Inc.(a)	4,899	425,576
Cisco Systems, Inc.	87,241	4,865,431
Corsair Gaming, Inc.(a)(c)	8,757	202,112
Danaher Corp.	10,667	2,927,132
Dell Technologies, Inc.—Class C(a)	37,164	1,893,877
Diodes, Inc.(a)	4,695	420,625
Dolby Laboratories, Inc.—Class A	4,586	344,409
Enphase Energy, Inc.(a)	1,082	180,369
FormFactor, Inc.(a)	8,116	328,617
Fortinet, Inc.(a)	5,999	2,066,775
Himax Technologies, Inc.—ADR(c)	43,916	487,907
Hologic, Inc.(a)	16,464	1,171,743
HP, Inc.	67,545	2,320,846

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Shares	Value
IDEXX Laboratories, Inc.(a)	1,053	$560,565
Intel Corp.	47,661	2,273,430
Jabil, Inc.	12,796	739,737
JinkoSolar Holding Co. Ltd.—ADR(a)	4,473	226,379
Juniper Networks, Inc.(c)	42,660	1,441,481
Keysight Technologies, Inc.(a)	16,687	2,626,033
Kyocera Corp.—ADR	9,919	576,393
L3Harris Technologies, Inc.	3,107	783,927
Lam Research Corp.(c)	3,451	1,937,219
Lasertec Corp.—ADR	17,447	630,709
Lattice Semiconductor Corp.(a)(c)	6,376	399,265
LG Display Co. Ltd.—ADR(a)	30,172	236,548
Lumentum Holdings, Inc.(a)(c)	2,434	240,625
MACOM Technology Solutions Holdings, Inc.(a)(c)	2,752	165,395
MaxLinear, Inc.(a)(c)	1,841	112,945
Medtronic PLC(b)	10,140	1,064,598
Methode Electronics, Inc.(c)	8,393	383,057
Micron Technology, Inc.	23,346	2,074,526
MKS Instruments, Inc.(c)	3,042	458,125
Monolithic Power Systems, Inc.(c)	939	430,719
Motorola Solutions, Inc.	9,759	2,151,176
Nano Dimension Ltd.—ADR(a)(c)	15,138	53,589
Natus Medical, Inc.(a)	4,872	135,539
NetApp, Inc.	17,697	1,387,091
NETGEAR, Inc.(a)	8,761	233,130
Nidec Corp.—ADR	69,672	1,513,276
Nitto Denko Corp.—ADR(c)	37,839	1,376,204
Northrop Grumman Corp.(c)	3,652	1,614,695
NVIDIA Corp.	23,425	5,712,186
O2Micro International Ltd.—ADR(a)	31,953	130,688
Omnicell, Inc.(a)(c)	1,949	251,967
Omron Corp.—ADR	14,903	1,008,337
ON Semiconductor Corp.(a)	35,255	2,207,316
Onto Innovation, Inc.(a)(c)	5,170	445,706
OSI Systems, Inc.(a)(c)	1,066	85,994
Otis Worldwide Corp.	5,760	451,181
PerkinElmer, Inc.(c)	4,507	809,502
Plantronics, Inc.(a)	2,728	76,848
Power Integrations, Inc.(c)	5,042	453,780
Qorvo, Inc.(a)	13,913	1,903,020
QUALCOMM, Inc.	15,951	2,743,412
ReneSola Ltd.—ADR(a)	5,775	34,708
Rohm Co. Ltd.—ADR(c)	17,025	672,402
Sanmina Corp.(a)	14,008	557,238
Seagate Technology Holdings PLC(b)	16,955	1,749,078
Seiko Epson Corp.—ADR(c)	109,371	838,876
Semtech Corp.(a)	3,761	260,938
Sharp Corp.—ADR	80,529	184,444
Silicon Laboratories, Inc.(a)(c)	2,558	393,190
Silicon Motion Technology Corp.—ADR	3,426	248,522
SiTime Corp.(a)(c)	732	147,966
Skyworks Solutions, Inc.	9,107	1,258,314
Sonos, Inc.(a)(c)	7,140	195,565
Sony Group Corp.—ADR	31,822	3,262,709

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Shares	Value
STMicroelectronics NV(b)	19,286	$816,184
Sumitomo Electric Industries Ltd.—ADR	35,132	460,932
SunPower Corp.(a)(c)	5,154	92,411
Super Micro Computer, Inc.(a)	7,597	298,486
Synaptics, Inc.(a)(c)	1,875	428,306
Taiwan Semiconductor Manufacturing Co. Ltd.—ADR	39,303	4,205,814
TDK Corp.—ADR(c)	19,758	797,433
Teradata Corp.(a)(c)	6,162	308,038
Teradyne, Inc.(c)	16,540	1,950,397
Texas Instruments, Inc.	12,520	2,128,275
Thermo Fisher Scientific, Inc.	7,388	4,019,073
Trane Technologies PLC(b)	2,358	362,967
Trimble, Inc.(a)	19,929	1,390,048
United Microelectronics Corp.—ADR	102,970	955,562
Varex Imaging Corp.(a)(c)	7,155	169,144
Vishay Intertechnology, Inc.	15,240	292,456
VTech Holdings Ltd.—ADR(c)	37,455	306,569
Waters Corp.(a)(c)	4,111	1,302,077
Western Digital Corp.(a)	20,886	1,063,933
Xperi Holding Corp.	16,385	283,788
Zebra Technologies Corp.—Class A(a)	5,725	2,366,372

		154,085,521

Construction of Buildings—0.90%
Avantor, Inc.(a)(c)	7,224	250,601
Barratt Developments PLC—ADR	14,147	231,162
Daito Trust Construction Co. Ltd.—ADR	23,492	647,674
DR Horton, Inc.	20,532	1,753,433
KB Home(c)	2,697	104,131
Lennar Corp.—Class A(c)	18,770	1,687,048
Lennar Corp.—Class B	24,649	1,860,999
LGI Homes, Inc.(a)(c)	2,220	280,009
MDC Holdings, Inc.(c)	7,427	329,313
Mitie Group PLC—ADR	113,343	342,863
NVR, Inc.(a)	69	342,132
PulteGroup, Inc.(c)	23,743	1,179,077
Toll Brothers, Inc.	3,846	208,684
Tri Pointe Homes, Inc.(a)	13,361	298,886
Tutor Perini Corp.(a)(c)	9,878	96,804

		9,612,816

Couriers and Messengers—0.10%
FedEx Corp.(c)	3,457	768,387
United Parcel Service, Inc.—Class B	1,681	353,716

		1,122,103

Credit Intermediation and Related Activities—3.80%
Affirm Holdings, Inc.(a)	1,061	44,392
Akso Health Group—ADR(a)	64	90
Ally Financial, Inc.(c)	11,910	594,309
American Express Co.	1,290	250,957
Associated Banc-Corp	9,559	233,144
Australia & New Zealand Banking Group Ltd.—ADR	49,699	946,766
B&M European Value Retail SA—ADR	9,295	300,600
Banco BBVA Argentina SA—ADR(a)	56,497	182,485

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Shares	Value
Banco Bilbao Vizcaya Argentaria SA—ADR	124,584	$732,554
Banco de Chile—ADR	12,822	271,955
Banco Macro SA—ADR(a)	481	6,941
Banco Santander Chile—ADR	28,736	560,927
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand—ADR	45,917	256,676
Banco Santander SA—ADR	83,841	281,706
Bank Hapoalim BM—ADR(c)	2,468	128,965
Bank Mandiri Persero Tbk PT—ADR	68,394	739,681
Bank of East Asia Ltd.—ADR	123,974	206,417
Bank OZK(c)	5,421	254,895
Bank Rakyat Indonesia Persero Tbk PT—ADR	62,891	1,010,344
Barclays PLC—ADR	206,768	2,047,003
BNP Paribas SA—ADR	121,904	3,535,215
BOC Hong Kong Holdings Ltd.—ADR	9,643	695,839
China Merchants Bank Co. Ltd.—ADR	7,118	300,380
Citigroup, Inc.	27,035	1,601,283
Commercial International Bank Egypt SAE—ADR(a)	7,650	22,721
Danske Bank A/S—ADR	65,809	557,336
DBS Group Holdings Ltd.—ADR	17,044	1,716,672
Deutsche Bank AG(a)(b)	40,314	501,103
Discover Financial Services	4,236	522,892
DNB Bank ASA—ADR(c)	63,572	1,426,556
Encore Capital Group, Inc.(a)(c)	3,070	202,589
Erste Group Bank AG—ADR	16,524	294,458
Fifth Third Bancorp(c)	503	24,064
FinVolution Group—ADR(c)	64,229	261,412
Grupo Financiero Banorte SAB de CV—ADR	7,788	262,689
Grupo Financiero Galicia SA—ADR(c)	16,875	159,806
Hachijuni Bank Ltd.—ADR	10,025	379,847
Hilltop Holdings, Inc.	15,391	475,890
HSBC Holdings PLC—ADR	10,440	360,598
ICICI Bank Ltd.—ADR	84,474	1,644,709
JPMorgan Chase & Co.	4,390	622,502
Kasikornbank PCL—ADR	1,327	26,281
Malayan Banking Bhd—ADR	100	484
Mr Cooper Group, Inc.(a)	7,100	360,893
National Australia Bank Ltd.—ADR	38,559	409,111
Nelnet, Inc.—Class A(c)	4,543	365,939
New York Community Bancorp, Inc.(c)	29,289	337,995
OneMain Holdings, Inc.	8,618	439,345
Oversea-Chinese Banking Corp. Ltd.—ADR	13,376	232,475
PennyMac Financial Services, Inc.(c)	4,718	272,465
Popular, Inc.(b)	5,796	532,363
Rocket Cos, Inc.—Class A(c)	75,707	977,377
Sberbank of Russia PJSC—ADR	119,989	149,986
Smith & Wesson Brands, Inc.(c)	13,712	241,743
Sumitomo Mitsui Trust Holdings, Inc.—ADR	43,557	158,547
Svenska Handelsbanken AB—ADR	210,397	989,918
Swedbank AB—ADR	116,664	1,853,791
Synchrony Financial(c)	18,740	801,697
UBS Group AG(b)	202,792	3,678,646
UniCredit SpA—ADR	70,257	437,701
UWM Holdings Corp.(c)	80,347	348,706

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Shares	Value
Wells Fargo & Co.	45,435	$2,424,865
Western Union Co.(c)	13,105	238,249
World Acceptance Corp.(a)(c)	116	22,791
Zions Bancorp NA	10,730	760,650

		40,681,386

Data Processing, Hosting and Related Services—0.11%
CSG Systems International, Inc.	6,009	370,875
Mercury Fintech Holding, Inc.—ADR(a)(c)	19,600	45,864
Sciplay Corp.—Class A(a)	22,100	288,184
Shutterstock, Inc.	3,524	319,028
Sify Technologies Ltd.—ADR(a)(c)	43,421	136,776

		1,160,727

Educational Services—0.02%
Bright Scholar Education Holdings Ltd.—ADR	7,820	8,289
China Online Education Group—ADR(a)	857	1,191
Laureate Education, Inc.—Class A	17,303	187,564
New Oriental Education & Technology Group, Inc.—ADR(a)	8,710	13,153
TAL Education Group—ADR(a)	1,374	3,902

		214,099

Electrical Equipment, Appliance, and Component Manufacturing—1.39%
ABB Ltd.—ADR	14,921	502,539
Acuity Brands, Inc.	1,373	250,394
Arcelik AS—ADR	50,548	1,004,389
AZZ, Inc.	4,363	214,790
Generac Holdings, Inc.(a)(c)	556	175,401
GrafTech International Ltd.(c)	22,784	229,663
Hitachi Ltd.—ADR	25,102	2,482,589
iRobot Corp.(a)(c)	976	60,668
Mitsubishi Electric Corp.—ADR	42,676	1,034,466
Murata Manufacturing Co. Ltd.—ADR	126,843	2,143,647
Panasonic Corp.—ADR	116,735	1,226,885
Plug Power, Inc.(a)(c)	7,070	178,800
Regal Rexnord Corp.	2,512	402,799
Resideo Technologies, Inc.(a)	11,478	295,444
Schneider Electric SE—ADR	45,009	1,382,676
Siemens AG—ADR	20,701	1,446,586
Taiyo Yuden Co Ltd.—ADR	826	148,194
Viomi Technology Co. Ltd.—ADR(a)	43,692	84,762
Whirlpool Corp.(c)	6,148	1,237,408
Yaskawa Electric Corp.—ADR(c)	5,414	432,849

		14,934,949

Electronics and Appliance Stores—0.13%
AMC Networks, Inc.—Class A(a)(c)	3,524	146,070
Best Buy Co., Inc.(c)	9,779	945,042
Sega Sammy Holdings, Inc.—ADR	73,164	331,433

		1,422,545

Fabricated Metal Product Manufacturing—1.29%
Alfa Laval AB—ADR	52,466	1,692,553
Assa Abloy AB—ADR	100,302	1,309,944
Atkore, Inc.(a)(c)	4,845	492,785

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Shares	Value
Emerson Electric Co.	16,314	$1,515,897
LVMH Moet Hennessy Louis Vuitton SE—ADR	21,052	3,068,328
Mueller Industries, Inc.(c)	5,151	293,865
Nucor Corp.(c)	23,838	3,137,558
POSCO—ADR	11,843	702,526
Stanley Black & Decker, Inc.	6,255	1,017,689
Valmont Industries, Inc.	1,071	231,818
Vista Outdoor, Inc.(a)(c)	8,279	301,770

		13,764,733

Food and Beverage Stores—0.97%
Carrefour SA—ADR	429,246	1,728,574
J Sainsbury PLC—ADR	54,756	809,841
Jeronimo Martins SGPS SA—ADR(c)	1,000	43,814
Koninklijke Ahold Delhaize NV—ADR	70,188	2,154,070
Kroger Co.	35,867	1,678,576
Shoprite Holdings Ltd.—ADR	51,712	765,338
Sprouts Farmers Market, Inc.(a)(c)	8,873	252,703
Tesco PLC—ADR	211,441	2,451,129
Weis Markets, Inc.	8,721	537,824

		10,421,869

Food Manufacturing—2.23%
Ajinomoto Co., Inc.—ADR(c)	100,976	2,943,450
Archer-Daniels-Midland Co.(c)	57,118	4,480,907
Bunge Ltd.—ADR(b)	7,146	747,114
Conagra Foods, Inc.(c)	9,219	322,388
Darling Ingredients, Inc.(a)	4,729	342,758
General Mills, Inc.(c)	6,062	408,761
Hershey Co.	3,798	768,184
Industrias Bachoco SAB de CV—ADR	655	26,469
JBS SA—ADR(c)	13,666	190,504
JM Smucker Co.(c)	12,174	1,640,447
Kraft Heinz Co.	27,982	1,097,454
Marfrig Global Foods SA—ADR	2,682	11,828
Medifast, Inc.	837	155,682
Mondelez International, Inc.—Class A	9,040	591,939
Nestle SA—ADR	45,137	5,869,164
Premier Foods PLC—ADR	197,218	1,454,483
Tate & Lyle PLC—ADR	11,419	460,642
Tiger Brands Ltd.—ADR	5,821	63,187
Tyson Foods, Inc.—Class A	25,379	2,351,617

		23,926,978

Food Services and Drinking Places—0.22%
Bloomin’ Brands, Inc.(a)(c)	1,007	24,782
Chipotle Mexican Grill, Inc.(a)	363	552,976
Darden Restaurants, Inc.(c)	5,119	743,380
Domino’s Pizza, Inc.(c)	417	180,232
Texas Roadhouse, Inc.	12	1,139
Yelp, Inc.(a)	8,474	287,184
Yum! Brands, Inc.	5,003	613,268

		2,402,961

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Shares	Value
Funds, Trusts, and Other Financial Vehicles—1.79%
Absa Group Ltd.—ADR	8,708	$198,194
Aeon Co. Ltd.—ADR	42,070	930,588
Carlyle Group, Inc.(c)	17,153	803,961
Coca-Cola Bottlers Japan Holdings, Inc.—ADR	626	4,075
Coca-Cola HBC AG—ADR	746	18,859
Daiwa Securities Group, Inc.—ADR	151,379	874,971
Fast Retailing Co. Ltd.—ADR	17,057	915,961
FUJIFILM Holdings Corp.—ADR(c)	30,192	1,920,513
Garmin Ltd.(b)	19,495	2,153,028
Geberit AG—ADR(c)	5,974	392,459
Lonza Group AG—ADR	7,325	504,766
Mitsubishi UFJ Financial Group, Inc.—ADR	737,961	4,545,841
Mizuho Financial Group, Inc.—ADR	532,231	1,410,412
Nitori Holdings Co. Ltd.—ADR	19,911	304,439
Nomura Holdings, Inc.—ADR	161,773	740,920
Seven & i Holdings Co. Ltd.—ADR	101,239	2,469,219
Straumann Holding AG—ADR	4,079	326,442
Sumitomo Mitsui Financial Group, Inc.—ADR	19,333	137,844
Up Fintech Holding Ltd.—ADR(a)(c)	11,925	53,782
Woolworths Holdings Ltd.(b)	156,425	510,728

		19,217,002

Furniture and Home Furnishings Stores—0.05%
Ryohin Keikaku Co. Ltd.—ADR(c)	8,074	118,769
Williams-Sonoma, Inc.(c)	3,107	450,080

		568,849

Furniture and Related Product Manufacturing—0.03%
HNI Corp.(c)	2,500	101,725
Natuzzi SpA—ADR(a)	3,179	34,365
Sleep Number Corp.(a)(c)	2,144	140,861

		276,951

Gasoline Stations—0.37%
Cango, Inc.—ADR(c)	64,906	220,031
Chevron Corp.(c)	22,871	3,293,425
Magnolia Oil & Gas Corp.—Class A(c)	21,372	477,664

		3,991,120

General Merchandise Stores—1.39%
Big Lots, Inc.(c)	3,212	111,649
BJ’s Wholesale Club Holdings, Inc.(a)(c)	6,612	415,696
Costco Wholesale Corp.	7,166	3,720,947
Dillard’s, Inc.—Class A(c)	1,431	358,766
Dollar General Corp.(c)	8,716	1,728,731
Dollar Tree, Inc.(a)	7,407	1,052,387
Etablissements Franz Colruyt NV—ADR	3,071	30,526
Kohl’s Corp.(c)	7,236	402,466
Macy’s, Inc.(c)	16,808	435,663
Marks & Spencer Group PLC—ADR(a)	5,838	27,263
Pan Pacific International Holdings Corp.—ADR	37,359	612,463
PriceSmart, Inc.	2,098	152,567
Target Corp.	17,678	3,531,534
Walmart, Inc.	16,775	2,267,310

		14,847,968

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Shares	Value
Health and Personal Care Stores—0.57%
Aspen Pharmacare Holdings Ltd.—ADR	9,354	$122,350
CVS Health Corp.	34,437	3,569,396
Forward Pharma A/S—ADR(a)	1,274	7,096
Rite Aid Corp.(a)(c)	3,663	33,553
Ulta Beauty, Inc.(a)	2,900	1,086,050
Walgreens Boots Alliance, Inc.	28,524	1,314,671

		6,133,116

Heavy and Civil Engineering Construction—0.11%
Granite Construction, Inc.(c)	5,963	180,500
Primoris Services Corp.(c)	8,368	220,664
Skanska AB—ADR(c)	36,454	817,299

		1,218,463

Hospitals—0.27%
HCA Healthcare, Inc.	10,044	2,514,114
Tenet Healthcare Corp.(a)(c)	4,901	421,437

		2,935,551

Insurance Carriers and Related Activities—6.09%
Admiral Group PLC—ADR	12,383	487,643
Aegon NV(b)	248,518	1,235,134
Aflac, Inc.	25,646	1,566,714
Alleghany Corp.(a)	338	223,729
Allstate Corp.	5,278	645,816
American Financial Group, Inc.	4,114	556,994
American International Group, Inc.	7,188	440,193
American National Group, Inc.	844	159,541
Anthem, Inc.	5,749	2,597,686
Arch Capital Group Ltd.(a)(b)	6,758	318,369
Assurant, Inc.(c)	1,771	300,556
Aviva PLC—ADR	145,436	1,621,611
AXA SA—ADR	125,087	3,367,342
Axis Capital Holdings Ltd.—ADR(b)	5,381	293,910
Berkshire Hathaway, Inc.—Class A(a)	14	6,666,871
Berkshire Hathaway, Inc.—Class B(a)	41,900	13,468,756
Centene Corp.(a)	1,622	134,010
Chubb Ltd.(b)	2,592	527,835
Cigna Corp.	2,652	630,593
Cincinnati Financial Corp.	18,479	2,269,036
CNO Financial Group, Inc.	22,189	536,308
Direct Line Insurance Group PLC—ADR(c)	25,862	416,895
eHealth, Inc.(a)	18	280
Employers Holdings, Inc.	5,387	209,339
Everest Re Group Ltd.(b)	2,406	717,517
Fidelity National Financial, Inc.(c)	22,127	1,054,130
First American Financial Corp.	7,683	515,068
Genworth Financial, Inc.—Class A(a)	59,480	241,489
Gjensidige Forsikring ASA—ADR	44,197	1,125,123
Hanover Insurance Group, Inc.	4,334	604,636
Hartford Financial Services Group, Inc.	23,019	1,599,360
Horace Mann Educators Corp.	448	18,632
Lincoln National Corp.(c)	5,986	403,576
Markel Corp.(a)	225	279,655

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Shares	Value
Marsh & McLennan Companies, Inc.	1,552	$241,196
Mercury General Corp.	6,551	360,305
MS&AD Insurance Group Holdings, Inc.—ADR	83,320	1,420,606
National Western Life Group, Inc.—Class A	261	55,684
NN Group NV—ADR(c)	128,911	3,059,059
Old Republic International Corp.	23,260	612,901
Prudential Financial, Inc.(c)	8,374	935,041
Safety Insurance Group, Inc.	909	75,847
Selective Insurance Group, Inc.	6,706	557,872
SiriusPoint Ltd.(a)(b)	16,788	124,063
Suncorp Group Ltd.—ADR(c)	63,680	494,157
T&D Holdings, Inc.—ADR	275,881	1,955,996
Tivity Health, Inc.(a)(c)	3,294	89,860
Tokio Marine Holdings, Inc.—ADR	39,902	2,305,538
Topdanmark AS—ADR	17,568	98,996
UnitedHealth Group, Inc.	16,067	7,645,804

		65,267,272

Leather and Allied Product Manufacturing—0.10%
Crocs, Inc.(a)	2,501	209,409
Skechers U.S.A., Inc.—Class A(a)	5,739	263,879
Tapestry, Inc.(c)	14,152	578,817

		1,052,105

Lessors of Nonfinancial Intangible Assets (except Copyrighted Works)—0.34%
Cie Generale des Etablissements Michelin SCA—ADR	34,480	946,821
L’Oreal SA—ADR	32,553	2,573,314
Marathon Digital Holdings, Inc.(a)(c)	2,762	70,017

		3,590,152

Machinery Manufacturing—3.50%
AGCO Corp.	2,977	357,716
Applied Materials, Inc.	27,775	3,727,405
ASML Holding NV(b)	7,006	4,669,569
Azenta, Inc.(c)	3,309	289,604
Canon, Inc.—ADR	105,468	2,492,209
Carrier Global Corp.(c)	20,896	937,812
Caterpillar, Inc.	3,127	586,563
Cummins, Inc.	1,027	209,631
Daikin Industries Ltd.—ADR	98,328	1,807,269
Deere & Co.	2,894	1,041,898
Dover Corp.(c)	9,848	1,544,757
Fabrinet(a)(b)	6,501	650,945
FANUC Corp.—ADR	14,935	274,356
General Electric Co.(c)	5,276	503,910
Hexagon AB—ADR	40,348	539,049
Hoya Corp.—ADR(c)	17,008	2,210,530
Husqvarna AB—ADR(c)	35,723	851,994
II-VI, Inc.(a)(c)	5,761	400,159
KLA Corp.	6,161	2,147,109
Komatsu Ltd.—ADR	28,285	652,535
Konica Minolta, Inc.—ADR	28,004	236,309
Makita Corp.—ADR	25,567	917,089
Mettler-Toledo International, Inc.(a)	336	473,337
Nikon Corp.—ADR	25,841	270,038

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Shares	Value
NSK Ltd.—ADR	6,607	$83,116
Olympus Corp.—ADR	59,194	1,208,741
Parker Hannifin Corp.	7,103	2,105,257
Ricoh Co Ltd.—ADR	54,500	470,335
Rolls-Royce Holdings PLC—ADR(a)	135,891	187,530
SMC Corp.—ADR	54,206	1,623,470
Sunny Optical Technology Group Co. Ltd.—ADR	161	38,593
Tokyo Electron Ltd.—ADR	31,665	3,865,980
Weichai Power Co. Ltd.—ADR	6,389	85,613

		37,460,428

Management of Companies and Enterprises—1.86%
Allianz SE—ADR	31,685	716,398
America Movil SAB de CV—Class A—ADR	2,541	46,424
America Movil SAB de CV—Class L—ADR	62,523	1,132,917
Capital One Financial Corp.	15,476	2,372,006
Cie Financiere Richemont SA—ADR	155,123	2,086,404
Citizens Financial Group, Inc.(c)	1,487	77,949
Enstar Group Ltd.(a)(b)	1,036	295,291
Four Seasons Education Cayman, Inc.—ADR(a)	5,798	3,479
Hawaiian Electric Industries, Inc.	4,521	185,271
Henderson Land Development Co. Ltd.—ADR	93,199	391,436
ING Groep NV—ADR	52,205	607,666
JGC Holdings Corp.—ADR	19,180	393,190
Jupai Holdings Ltd.—ADR(a)	33,900	22,713
K+S AG—ADR(a)	118,243	1,509,372
KB Financial Group, Inc.—ADR	21,089	1,037,579
Kering SA—ADR(c)	14,030	985,187
KOC Holding AS—ADR	17,077	188,103
Kuehne + Nagel International AG—ADR(c)	11,087	602,246
Purple Biotech Ltd.—ADR(a)	6,497	19,036
Puxin Ltd.—ADR(a)	387	906
Qudian, Inc.—ADR(a)	21,074	17,344
Recruit Holdings Co. Ltd.—ADR	209,986	1,761,783
Shinhan Financial Group Co. Ltd.—ADR	23,705	768,516
SoftBank Group Corp.—ADR	25,933	582,196
Sonova Holding AG—ADR	11,709	903,349
Telefonica SA—ADR	174,501	820,155
thyssenkrupp AG—ADR(a)(c)	27,851	296,056
Vivendi SE—ADR	118,359	1,486,589
Woori Financial Group, Inc.—ADR	16,534	571,084

		19,880,645

Merchant Wholesalers, Durable Goods—2.61%
Arrow Electronics, Inc.(a)	5,634	686,672
Avnet, Inc.(c)	11,866	499,203
Cars.com, Inc.(a)(c)	6,581	106,481
CD Projekt SA—ADR	145	1,452
CECONOMY AG—ADR	8,008	6,189
Cie de Saint-Gobain—ADR	161,672	2,006,349
Coloplast A/S—ADR	67,914	1,016,673
Electrolux AB—Class B—ADR	7,313	259,758
Elekta AB—ADR	17,541	149,642
Geely Automobile Holdings Ltd.—ADR	10,280	386,425
Genuine Parts Co.	3,030	370,145

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Shares	Value
Glencore PLC—ADR	151,757	$1,778,592
Global Industrial Co.	2,311	73,444
GMS, Inc.(a)	6,168	334,614
Henry Schein, Inc.(a)	5,844	504,805
ITOCHU Corp.—ADR	47,907	3,134,076
Johnson Controls International PLC(b)	44,377	2,882,730
Lenovo Group Ltd.—ADR	7,642	171,181
LKQ Corp.(c)	39,909	1,873,727
Mitsui & Co. Ltd.—ADR	5,545	2,773,997
ODP Corp.(a)(c)	4,111	180,884
Owens & Minor, Inc.(c)	4,372	193,024
Pool Corp.	1,488	682,367
Reliance Steel & Aluminum Co.	5,694	1,086,814
Rexel SA—ADR	21,606	489,376
Rush Enterprises, Inc.—Class A(c)	10,785	560,173
Rush Enterprises, Inc.—Class B	1,868	91,551
ScanSource, Inc.(a)	2,016	63,665
Schnitzer Steel Industries, Inc.—Class A	8,725	424,471
Sims Ltd.—ADR	63,330	820,124
TD SYNNEX Corp.	4,331	441,026
TE Connectivity Ltd.(b)	7,246	1,032,048
Techtronic Industries Co. Ltd.—ADR(c)	1,752	147,588
Unicharm Corp.—ADR	231,086	1,730,833
Volkswagen AG—ADR	26,312	678,586
WESCO International, Inc.(a)	2,677	325,871

		27,964,556

Merchant Wholesalers, Nondurable Goods—1.93%
Amneal Pharmaceuticals, Inc.(a)	27,279	123,574
Atea Pharmaceuticals, Inc.(a)	14,397	91,277
Biofrontera AG—ADR(a)	2,646	8,004
Brenntag SE—ADR	29,319	484,936
Capri Holdings Ltd.(a)(b)	5,142	348,319
Cardinal Health, Inc.	2,411	130,218
CSPC Pharmaceutical Group Ltd.—ADR	70,782	332,675
Endo International PLC(a)(b)	30,269	94,137
ENN Energy Holdings Ltd.—ADR	24,869	1,439,418
Gazprom Neft PJSC—ADR(c)	6,793	116,160
Imperial Brands PLC—ADR(c)	74,911	1,671,264
Koppers Holdings, Inc.(a)	6,844	195,944
Kunlun Energy Co. Ltd.—ADR	27,909	284,951
LUKOIL PJSC—ADR(c)	10,626	255,555
Marubeni Corp.—ADR	18,106	1,897,871
McKesson Corp.	1,231	338,476
Orkla ASA—ADR	171,509	1,637,911
Roche Holding AG—ADR	158,194	7,471,503
Suntory Beverage & Food Ltd.—ADR	45,282	906,093
UCB SA—ADR	15,325	830,155
United Natural Foods, Inc.(a)	6,641	267,167
Univar Solutions, Inc.(a)	14,291	438,877
Universal Corp.	4,894	264,814
Vibra Energia SA—ADR	65,778	632,784
World Fuel Services Corp.	13,805	391,234

		20,653,317

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Shares	Value
Mining (except Oil and Gas)—0.65%
Anglo American Platinum Ltd.—ADR	4,353	$114,440
Anglo American PLC—ADR	126,901	3,256,280
Cia de Minas Buenaventura SAA—ADR(a)	52	515
CNX Resources Corp.(a)(c)	5,824	95,164
DRDGOLD Ltd.—ADR	13,739	125,574
Freeport-McMoRan, Inc.	32,017	1,503,199
Gold Fields Ltd.—ADR	1,894	26,554
Harmony Gold Mining Co. Ltd.—ADR	28,546	121,321
Kumba Iron Ore Ltd.—ADR	276	3,712
Lynas Rare Earths Ltd.—ADR(a)	97,718	728,976
Newmont Corp.	11,151	738,196
South32 Ltd.—ADR	15,615	271,389
Summit Materials, Inc.—Class A(a)	384	11,988

		6,997,308

Miscellaneous Manufacturing—1.64%
Acushnet Holdings Corp.(c)	11,358	497,480
Align Technology, Inc.(a)(c)	173	88,483
Argenx SE—ADR(a)	469	134,936
Chow Tai Fook Jewellery Group Ltd.—ADR	59,427	1,229,040
Cooper Cos., Inc.(c)	3,745	1,531,780
DENTSPLY SIRONA, Inc.	4,336	234,751
DexCom, Inc.(a)	928	384,108
Edwards Lifesciences Corp.(a)	7,333	824,009
Envista Holdings Corp.(a)(c)	10,743	515,664
EssilorLuxottica SA—ADR	6,036	522,537
Getinge AB—ADR(c)	33,672	1,295,025
Inogen, Inc.(a)	1,142	39,844
Integra LifeSciences Holdings Corp.(a)(c)	6,084	407,993
Johnson & Johnson	29,322	4,825,522
Mattel, Inc.(a)(c)	15,252	380,995
Medigus Ltd.—ADR(a)	53,015	57,256
Merit Medical Systems, Inc.(a)(c)	3,997	259,925
Nintendo Co., Ltd.—ADR	30,586	1,944,352
Peloton Interactive, Inc.—Class A(a)(c)	845	24,556
Quoin Pharmaceuticals Ltd.—ADR(a)	1,550	1,721
Shockwave Medical, Inc.(a)	968	171,559
Siemens Healthineers AG—ADR	17,326	552,526
STAAR Surgical Co.(a)	2,220	176,090
Terumo Corp.—ADR	25,405	821,852
Top Glove Corp. Bhd—ADR	40,456	73,225
Yamaha Corp.—ADR (c0	12,609	595,397

		17,590,626

Miscellaneous Store Retailers—0.19%
Mr Price Group Ltd.—ADR	30,720	420,557
Tractor Supply Co.	7,836	1,596,898

		2,017,455

Motion Picture and Sound Recording Industries—0.06%
AMC Entertainment Holdings, Inc.(a)(c)	10,004	188,675
Lions Gate Entertainment Corp.—Class A(a)(b)(c)	14,177	217,759
Lions Gate Entertainment Corp.—Class B(a)(b)	13,540	192,945

		599,379

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Shares	Value
Motor Vehicle and Parts Dealers—0.68%
Advance Auto Parts, Inc.	5,191	$1,061,456
Asbury Automotive Group, Inc.(a)(c)	2,216	430,148
AutoNation, Inc.(a)(c)	6,370	730,384
AutoZone, Inc.(a)	705	1,313,689
CarMax, Inc.(a)(c)	5,614	613,779
Carvana Co.(a)(c)	661	99,461
Group 1 Automotive, Inc.(c)	2,953	537,239
Lithia Motors, Inc.—Class A(c)	1,511	514,979
O’Reilly Automotive, Inc.(a)	1,916	1,243,944
Penske Automotive Group, Inc.(c)	5,932	583,056
Sonic Automotive, Inc.—Class A	3,116	167,360

		7,295,495

National Security and International Affairs—0.06%
Leidos Holdings, Inc.	5,985	609,513

Nonmetallic Mineral Product Manufacturing—0.50%
3M Co.	9,241	1,373,675
AGC, Inc.—ADR	91,528	804,440
Corning, Inc.(c)	27,676	1,118,110
Loma Negra Cia Industrial Argentina SA—ADR(a)	35,311	200,213
Mohawk Industries, Inc.(a)	7,236	1,018,685
Quanex Building Products Corp.(c)	11,715	267,805
TOTO Ltd.—ADR	12,135	509,973
Wienerberger AG—ADR	16,807	101,682

		5,394,583

Nonstore Retailers—0.76%
Amazon.com, Inc.(a)	487	1,495,704
Baozun, Inc.—ADR(a)(c)	17,065	179,694
eBay, Inc.	32,750	1,787,822
Etsy, Inc.(a)(c)	5,472	847,558
Grupo Aval Acciones y Valores SA—ADR	79,882	428,966
JD.com, Inc.—ADR(a)	23,443	1,679,221
Jumia Technologies AG—ADR(a)(c)	5,400	50,814
Lands’ End, Inc.(a)	6,537	110,868
MonotaRO Co. Ltd.—ADR	17,423	327,727
Overstock.com, Inc.(a)(c)	6,004	341,628
Pinduoduo, Inc.—ADR(a)	2,939	152,417
Yunji, Inc.—ADR(a)	3,662	3,617
ZOZO, Inc.—ADR(c)	123,032	706,757

		8,112,793

Nursing and Residential Care Facilities—0.06%
Brookdale Senior Living, Inc.(a)	21,343	146,840
Ensign Group, Inc.(c)	3,787	318,259
National HealthCare Corp.	2,337	151,952

		617,051

Oil and Gas Extraction—2.23%
AP Moeller—Maersk A/S—ADR(c)	116,780	1,853,299
APA Corp.	18,347	653,704
Continental Resources, Inc.(c)	7,935	439,837
Devon Energy Corp.(c)	23,356	1,390,850
Eni SpA—ADR	71,974	2,229,035

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Shares	Value
EOG Resources, Inc.	21,282	$2,445,727
Gazprom PJSC—ADR(c)	186,205	571,649
Marathon Oil Corp.	43,249	975,697
Matador Resources Co.(c)	9,507	471,547
Murphy Oil Corp.(c)	11,224	389,136
Occidental Petroleum Corp.	16,529	722,813
Ovintiv, Inc.	8,282	379,730
Pampa Energia SA—ADR(a)	8,675	181,741
PDC Energy, Inc.	5,797	374,022
Petroleo Brasileiro SA—ADR(c)	26,732	382,000
Repsol SA—ADR	109,668	1,432,264
Shell PLC—ADR	107,043	5,607,984
Surgutneftegas PJSC—ADR(c)	15,549	29,854
TotalEnergies SE—ADR	66,792	3,374,999

		23,905,888

Other Information Services—0.39%
Meta Platforms, Inc.—Class A(a)	19,121	4,035,105
Phoenix New Media Ltd.—ADR(a)(c)	205,982	158,194

		4,193,299

Paper Manufacturing—0.21%
Avery Dennison Corp.	4,689	826,202
Boise Cascade Co.	6,793	543,032
International Paper Co.	11,532	501,988
WestRock Co.	9,525	431,197

		2,302,419

Performing Arts, Spectator Sports, and Related Industries—0.06%
Entain PLC—ADR(a)	2,491	55,375
MultiChoice Group—ADR	16,457	134,125
OPAP SA—ADR	24,579	180,410
TEGNA, Inc.	12,425	284,780

		654,690

Personal and Laundry Services—0.09%
IAC/InterActiveCorp(a)	592	67,938
Kingfisher PLC—ADR	106,088	861,435

		929,373

Petroleum and Coal Products Manufacturing—0.95%
BP PLC—ADR	71,766	2,096,285
Equinor ASA—ADR	20,781	653,770
Exxon Mobil Corp.	46,801	3,670,135
James Hardie Industries PLC—ADR	28,997	942,982
Marathon Petroleum Corp.(c)	19,639	1,529,289
OMV AG—ADR(c)	26,933	1,269,891

		10,162,352

Pipeline Transportation—0.02%
Naturgy Energy Group SA—ADR	3,766	19,977
Orsted AS—ADR	3,383	146,686
Transportadora de Gas del Sur SA—Class B—ADR(a)	6,263	35,073

		201,736

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Shares	Value
Plastics and Rubber Products Manufacturing—0.25%
Berry Global Group, Inc.(a)	4,930	$299,005
Bridgestone Corp.—ADR	67,667	1,395,970
Entegris, Inc.(c)	5,132	669,623
Goodyear Tire & Rubber Co.(a)(c)	17,224	266,800

		2,631,398

Postal Service—0.06%
Royal Mail PLC—ADR	64,195	683,677

Primary Metal Manufacturing—1.29%
Alcoa Corp.(c)	8,429	635,041
Aluminum Corp. of China Ltd.—ADR(a)	88	1,545
APERAM SA(b)	21,364	1,180,147
ArcelorMittal SA(b)	48,974	1,515,256
Cia Siderurgica Nacional SA—ADR	17,453	84,647
Commercial Metals Co.	18,177	700,723
Encore Wire Corp.(c)	6,431	748,697
Grupo Simec SAB de CV—ADR(a)	1,237	33,956
Kubota Corp.—ADR	14,504	1,293,756
Matthews International Corp.—Class A	5,085	168,720
Mechel PJSC—ADR(a)	59,509	133,895
Nippon Steel Corp.—ADR(c)	66,009	1,236,349
Norsk Hydro ASA—ADR(c)	303,078	2,850,449
Steel Dynamics, Inc.(c)	11,413	805,530
Sumitomo Metal Mining Co. Ltd.—ADR	76,645	967,260
Tenaris SA—ADR	3,671	95,189
Ternium SA—ADR	13,922	546,856
United States Steel Corp.(c)	17,304	470,842
Usinas Siderurgicas de Minas Gerais SA Usiminas—ADR	13,517	41,903
Worthington Industries, Inc.	4,439	253,112

		13,763,873

Printing and Related Support Activities—0.16%
Dai Nippon Printing Co. Ltd.—ADR	50,408	666,394
TOPPAN, Inc.—ADR	53,359	520,250
Warner Music Group Corp.—Class A(c)	13,586	492,085

		1,678,729

Professional, Scientific, and Technical Services—3.66%
Accenture PLC—Class A(b)	19,861	6,276,472
AirNet Technology, Inc.—ADR(a)	417	575
Allscripts Healthcare Solutions, Inc.(a)(c)	7,881	153,364
Baidu, Inc.—ADR(a)	4,973	758,084
BioNTech SE—ADR(a)(c)	4,382	660,849
CACI International, Inc.—Class A(a)	2,090	584,761
Capgemini SE—ADR	27,925	1,158,050
Carlsberg AS—ADR	78,235	2,233,610
CDW Corp.	16,305	2,811,960
CGG SA—ADR(a)	285,561	247,581
Charles River Labratories International, Inc.(a)	591	172,076
Cheetah Mobile, Inc.—ADR(a)	11,024	14,111
China Finance Online Co Ltd.—ADR(a)	564	733
Clear Channel Outdoor Holdings, Inc.(a)	27,483	102,786
Cognizant Technology Solutions Corp.—Class A	23,850	2,054,201
Concentrix Corp.	2,326	464,944

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Shares	Value
Dentsu Group, Inc.—ADR(c)	1,794	$71,231
Digital Turbine, Inc.(a)(c)	3,304	160,178
DXC Technology Co.(a)	11,550	393,047
Ebix, Inc.(c)	1,368	40,370
Endava PLC—ADR(a)	25	3,330
EPAM Systems, Inc.(a)	1,849	384,130
Evolution AB—ADR	726	83,207
F5, Inc.(a)	2,006	402,905
FTI Consulting, Inc.(a)	2,124	310,104
Gartner, Inc.(a)	5,263	1,475,850
Genmab A/S—ADR(a)	40,041	1,339,772
Gravity Co. Ltd.—ADR(a)	6,904	356,523
Immutep Ltd.—ADR(a)(c)	65,834	159,318
Indra Sistemas SA—ADR(a)	47,797	269,575
Infosys Ltd.—ADR	28,565	641,570
Insight Enterprises, Inc.(a)(c)	6,480	673,920
Interpublic Group of Companies, Inc.(c)	54,337	1,999,602
Jacobs Engineering Group, Inc.	13,115	1,613,145
Maxar Technologies, Inc.(c)	5,285	171,445
Maximus, Inc.(c)	5,943	468,665
Meggitt PLC—ADR(a)	2,041	41,473
Nielsen Holdings PLC(b)	23,262	405,224
Omnicom Group, Inc.	19,475	1,633,758
Palo Alto Networks, Inc.(a)(c)	61	36,249
Pintec Technology Holdings Ltd.—ADR(a)	4,980	2,216
Publicis Groupe SA—ADR	74,855	1,246,336
PubMatic, Inc.—Class A(a)	5,468	167,321
Riot Blockchain, Inc.(a)(c)	6,544	112,753
Sage Group PLC—ADR	2,414	90,766
Sandvik AB—ADR	33,907	725,949
SAP SE—ADR	11,161	1,256,505
Snap, Inc.—Class A(a)(c)	5,281	210,923
Sumitomo Corp.—ADR	2,831	46,145
Swatch Group AG—ADR	23,060	354,202
Syneos Health, Inc.(a)(c)	4,906	388,555
Trade Desk, Inc.—Class A(a)(c)	1,629	138,986
Unity Software, Inc.(a)(c)	1,396	148,604
Verint Systems, Inc.(a)(c)	9,359	470,103
Virtu Financial, Inc.—Class A	11,922	418,224
VMware, Inc.—Class A	3,674	431,034
Wipro Ltd.—ADR	139,527	1,017,152
Wuxi Biologics Cayman, Inc.—ADR(a)	24,396	403,998
Xunlei Ltd.—ADR(a)	31,268	53,468
Yiren Digital Ltd.—ADR(a)	14,631	38,041
Zscaler, Inc.(a)(c)	2,501	598,114

		39,148,143

Publishing Industries (except Internet)—4.19%
3D Systems Corp.(a)(c)	10,986	195,771
Activision Blizzard, Inc.	3,087	251,591
Adobe, Inc.(a)	3,462	1,619,108
Akamai Technologies, Inc.(a)(c)	9,208	996,858
Bill.com Holdings, Inc.(a)(c)	2,319	551,644
Block, Inc.(a)(c)	430	54,825
Cadence Design System, Inc.(a)	2,309	349,652

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Shares	Value
CommVault Systems, Inc.(a)	4,460	$280,579
Crowdstrike Holdings, Inc.—Class A(a)	207	40,408
Dassault Systemes SE—ADR	7,343	356,136
Datadog, Inc.—Class A(a)(c)	5,611	903,988
Dynatrace, Inc.(a)	7,109	315,782
Fujitsu Ltd.—ADR	57,672	1,674,218
Gaotu Techedu, Inc.—ADR(a)	626	1,096
Hello Group, Inc.—ADR(c)	2,387	22,748
Hewlett Packard Enterprise Co.(c)	98,249	1,564,124
HubSpot, Inc.(a)(c)	914	479,850
Intuit, Inc.	1,958	928,816
Microsoft Corp.	72,164	21,561,881
MongoDB, Inc.(a)(c)	1,823	696,368
News Corp.—Class A	63,002	1,406,205
News Corp.—Class B(c)	74,322	1,667,042
Oracle Corp.	37,416	2,842,493
PTC, Inc.(a)	2,585	287,659
SPS Commerce, Inc.(a)	1,675	217,499
SS&C Technologies Holdings, Inc.	18,711	1,402,764
Synopsys, Inc.(a)	9,412	2,940,214
Tarena International, Inc.—ADR(a)	3,807	9,518
Trend Micro, Inc.—ADR(a)	11,436	645,562
Vipshop Holdings Ltd.—ADR(a)	18,805	163,039
Vnet Group, Inc.—ADR(a)	251	1,975
Youdao, Inc.—ADR(a)	11,082	131,433
ZoomInfo Technologies, Inc.(a)(c)	5,172	282,857

		44,843,703

Rail Transportation—0.04%
CSX Corp.	12,198	413,634

Real Estate—0.91%
CBRE Group, Inc.—Class A(a)	21,577	2,089,733
Daiwa House Industry Co. Ltd.—ADR	25,232	721,131
eXp World Holdings, Inc.(c)	4,564	122,041
Forestar Group, Inc.(a)	9,637	176,453
Gafisa SA—ADR	200	147
IRSA Inversiones y Representaciones SA—ADR(a)	18,703	88,839
Jefferies Financial Group, Inc.	24,138	857,865
Jones Lang LaSalle, Inc.(a)	4,074	1,003,101
KE Holdings, Inc.—ADR(a)	881	17,100
Marcus & Millichap, Inc.(a)	13,696	681,102
Mitsubishi Estate Co. Ltd.—ADR	42,478	651,655
Newmark Group, Inc.—Class A(c)	20,799	367,726
Realogy Holdings Corp.(a)(c)	18,455	335,512
RMR Group, Inc.—Class A	7,651	222,950
Sekisui House Ltd.—ADR	57,037	1,172,111
Sun Hung Kai Properties Ltd.—ADR	62,675	728,910
Vonovia SE—ADR(c)	8,805	231,105
Walker & Dunlop, Inc.	1,915	264,940

		9,732,421

Rental and Leasing Services—0.82%
AMERCO	729	421,078
Ashtead Group PLC—ADR(c)	3,300	853,545

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Shares	Value
Avis Budget Group, Inc.(a)(c)	926	$169,865
Cerence, Inc.(a)	1,981	71,534
Navient Corp.(c)	24,083	424,102
Netflix, Inc.(a)(c)	4,235	1,670,792
ORIX Corp.—ADR	30,784	3,034,994
Rent-A-Center, Inc.(c)	5,246	149,039
Ryder System, Inc.	4,841	381,664
Triton International Ltd.(b)	12,462	818,504
United Rentals, Inc.(a)	2,568	825,920

		8,821,037

Repair and Maintenance—0.05%
SKF AB—ADR	20,897	381,161
Valvoline, Inc.(c)	6,060	195,920

		577,081

Securities, Commodity Contracts, and Other Financial Investments and Related Activities—2.63%
360 DigiTech, Inc.—ADR	11,859	222,356
Affiliated Managers Group, Inc.	2,038	281,978
Amarin Corp. PLC—ADR(a)(c)	17,904	59,262
Apollo Global Management, Inc.(c)	8,516	555,754
Ares Management Corp.—Class A	2,357	191,129
Artisan Partners Asset Management, Inc.—Class A(c)	7,919	301,793
Astra International, Tbk PT—ADR	59,907	495,431
Bidvest Group Ltd.—ADR	4,463	123,447
Blackstone, Inc.	13,242	1,687,957
Cerevel Therapeutics Holdings, Inc.(a)	2,494	66,016
Chemed Corp.(c)	436	208,534
CK Hutchison Holdings Ltd.—ADR	1,730	12,145
Daqo New Energy Corp.—ADR(a)	4,345	208,386
Douglas Elliman, Inc.(a)	426	3,212
EDAP TMS SA—ADR(a)	6,791	49,642
Evercore, Inc.—Class A	3,363	427,135
First Pacific Co. Ltd.—ADR	325,616	651,232
Franklin Resources, Inc.(c)	18,296	543,940
Futu Holdings Ltd.—ADR(a)(c)	20,533	877,786
Genting Bhd—ADR	2,358	14,313
Goldman Sachs Group, Inc.	9,666	3,298,908
Hong Kong Exchanges & Clearing Ltd.—ADR	8,950	434,881
Houlihan Lokey, Inc.(c)	3,539	364,022
Indivior PLC—ADR(a)	8,797	163,816
Invesco Ltd.(b)	21,133	448,865
Janus Henderson Group PLC(b)	14,188	476,291
Japan Exchange Group, Inc.—ADR	51,987	487,768
Leju Holdings Ltd.—ADR(a)	40,726	24,016
Lixil Corp.—ADR	21,438	950,347
LPL Financial Holdings, Inc.	12	2,171
Lucid Group, Inc.(a)(c)	14,632	424,035
Macquarie Group Ltd.—ADR	7,710	1,021,190
Moelis & Co.—Class A	8,000	385,680
Morgan Stanley(c)	21,837	1,981,489
NASDAQ, Inc.(c)	3,359	574,893
NIO, Inc.—ADR(a)	12,747	291,141
Nordea Bank Abp—ADR	56,702	629,959
Piper Jaffray Cos.	3,005	444,770

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Shares	Value
Randstad NV—ADR(c)	4,546	$155,019
Raymond James Financial, Inc.(c)	13,878	1,521,722
S&P Global, Inc.(c)	770	289,289
Sea Ltd.—ADR(a)	2,356	343,034
Secoo Holding Ltd.—ADR(a)	8,288	3,314
Sibanye Stillwater Ltd.—ADR	18,870	360,794
SLM Corp.	33,796	665,781
Societe Generale SA—ADR	310,159	1,764,804
SOFI Technologies, Inc.(a)(c)	13,033	149,228
StepStone Group, Inc.—Class A	8,881	306,661
Stifel Financial Corp.(c)	16,405	1,205,768
T Rowe Price Group, Inc.(c)	2,753	397,974
TechnoPro Holdings, Inc.—ADR	150,810	872,436
Tradeweb Markets, Inc.—Class A	3,401	287,316
Uxin Ltd.—ADR(a)	90,757	93,480
Virtus Investment Partners, Inc.	1,340	322,431

		28,124,741

Specialty Trade Contractors—0.22%
Comfort Systems USA, Inc.(c)	6,566	564,545
EMCOR Group, Inc.	7,314	845,059
NetEase, Inc.—ADR	2,342	223,286
Quanta Services, Inc.	5,373	585,335
QuantumScape Corp.(a)(c)	6,990	112,819

		2,331,044

Sporting Goods, Hobby, Musical Instrument, and Book Stores—0.07%
Camping World Holdings, Inc.—Class A(c)	4,235	130,057
Dick’s Sporting Goods, Inc.(c)	5,676	595,980

		726,037

Support Activities for Agriculture and Forestry—0.15%
Andersons, Inc.	8,508	387,965
Corteva, Inc.	22,842	1,188,469
VEON Ltd.—ADR(a)	39,233	20,217

		1,596,651

Support Activities for Mining—1.11%
BHP Group Ltd.—ADR	12,911	875,237
California Resources Corp.	6,638	273,685
Cleveland-Cliffs, Inc.(a)(c)	20,022	447,692
ConocoPhillips	27,825	2,639,480
Diamondback Energy, Inc.	2,646	365,413
Epiroc AB—ADR(c)	45,519	848,019
Fortescue Metals Group Ltd.—ADR	43,296	1,146,478
Hess Corp.	1,689	170,690
Impala Platinum Holdings Ltd.—ADR	32,357	610,091
Inpex Corp.—ADR	105,361	1,074,682
Rio Tinto PLC—ADR	30,643	2,407,927
Targa Resources Corp.	11,505	752,082
Transocean Ltd.(a)(b)	51,745	183,177
Tullow Oil PLC—ADR(a)	50,158	16,477
Weir Group PLC—ADR	5,739	60,891

		11,872,021

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Shares	Value
Support Activities for Transportation—0.55%
CH Robinson Worldwide, Inc.(c)	4,432	$428,486
DSV A/S—ADR	9,999	916,308
Expeditors International of Washington, Inc.	19,872	2,053,970
Grupo Aeroportuario del Sureste SAB de CV—ADR	753	162,603
Hub Group, Inc.—Class A (a)	4,471	377,352
JB Hunt Transport Services, Inc.(c)	4,753	964,526
Matson, Inc.	7,110	787,575
XPO Logistics, Inc.(a)	2,945	214,043

		5,904,863

Telecommunications—2.37%
Adyen NV—ADR(a)	39,293	813,758
Bezeq The Israeli Telecommunication Corp. Ltd.—ADR(a)	158,113	1,299,752
Chunghwa Telecom Co. Ltd.—ADR	16,669	743,604
Deutsche Telekom AG—ADR	84,647	1,515,182
Eutelsat Communications SA—ADR	118,126	336,659
Hellenic Telecommunications Organization SA—ADR	6,723	68,776
JOYY, Inc.—ADR(c)	15	694
KDDI Corp.—ADR	137,812	2,233,243
Koninklijke KPN NV—ADR	163,420	550,725
KT Corp.—ADR(a)	111,181	1,466,477
Lumen Technologies, Inc.(c)	83,923	869,442
Magyar Telekom Telecommunications PLC—ADR	35,539	221,230
Meituan—ADR(a)	9,254	411,063
Mobile TeleSystems PJSC—ADR	46,068	253,374
MTN Group Ltd.—ADR(a)	115,840	1,451,475
Nippon Telegraph & Telephone Corp.—ADR	99,918	2,888,630
Nokia Oyj—ADR(a)	238,462	1,275,772
Oxford Industries, Inc.	2,896	255,977
Partner Communications Co. Ltd.—ADR(a)	6,178	48,250
PLDT, Inc.—ADR(c)	13,435	472,778
Renren, Inc.—ADR(a)(c)	7,443	168,956
ResMed, Inc.	2,535	625,511
Rostelecom PJSC—ADR(c)	24,510	108,212
SK Telecom Co. Ltd.—ADR(c)	27,281	683,935
SoftBank Corp.—ADR(c)	62,684	790,452
Tele2 AB—ADR	45,405	299,673
Telecom Italia SpA/Milano—ADR	140,563	591,770
Telecom Italia SpA/Milano—ADR	160,092	653,175
Telefonaktiebolaget LM Ericsson—ADR	39,173	363,525
Telenor ASA—ADR	50,838	753,928
Telephone and Data Systems, Inc.	6,930	120,236
Telkom Indonesia Persero Tbk PT—ADR	48,933	1,453,799
The9 Ltd.—ADR(a)(c)	16,790	66,321
Vodacom Group Ltd.—ADR	22,400	219,072
XL Axiata Tbk PT—ADR	85,559	347,370
Z Holdings Corp.—ADR(c)	11,454	110,875
Ziff Davis, Inc.(a)(c)	4,730	475,838
Zoom Video Communications, Inc.—Class A(a)	2,629	348,605

		25,358,114

Textile Mills—0.03%
Dunxin Financial Holdings Ltd.—ADR(a)(c)	19,549	11,972
National Presto Industries, Inc.(c)	1,024	81,408

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Shares	Value
Teijin Ltd.—ADR	17,098	$205,261

		298,641

Textile Product Mills—0.07%
Hermes International—ADR	3,244	447,186
Interface, Inc.	12,319	160,763
Kontoor Brands, Inc.	4,021	199,200

		807,149

Transit and Ground Passenger Transportation—0.01%
Uber Technologies, Inc.(a)	756	27,239
Yalla Group Ltd.—ADR(a)	9,202	55,948

		83,187

Transportation Equipment Manufacturing—4.56%
Airbus SE—ADR(a)	36,666	1,161,946
Aisin Corp.—ADR	10,786	391,586
Aptiv PLC(a)(b)	201	26,017
BAE Systems PLC—ADR	40,282	1,563,344
Bayerische Motoren Werke AG—ADR	33,363	1,063,612
BorgWarner, Inc.(c)	22,464	921,249
Brilliance China Automotive Holdings Ltd.—ADR(a)(e)	37,772	173,751
BYD Co. Ltd.—ADR	6,658	413,062
Denso Corp.—ADR	48,910	1,709,405
Embraer SA—ADR(a)	1,351	18,617
Ford Motor Co.	126,172	2,215,580
General Dynamics Corp.	10,670	2,501,581
General Motors Co.(a)	27,286	1,274,802
Great Wall Motor Co. Ltd.—ADR	14,975	309,683
Honda Motor Co. Ltd.—ADR	97,739	2,986,904
Huntington Ingalls Industries, Inc.(c)	2,158	441,095
Isuzu Motors Ltd.—ADR(c)	54,712	741,895
Kawasaki Heavy Industries Ltd.—ADR(c)	26,219	198,137
Lear Corp.(c)	7,306	1,149,526
Leonardo SpA—ADR(a)	51,847	228,645
Lockheed Martin Corp.(c)	1,175	509,715
Mazda Motor Corp.—ADR(a)	3,382	12,480
Mercedes-Benz Group AG—ADR	147,511	2,864,663
Nikola Corp.(a)(c)	4,660	36,814
Niu Technologies—ADR(a)	20,778	258,478
Oshkosh Corp.(c)	5,332	592,065
Raytheon Technologies Corp.	17,925	1,840,898
REV Group, Inc.(c)	11,990	162,105
Shimano, Inc.—ADR	57,437	1,335,985
Subaru Corp.—ADR	21,529	176,538
Suzuki Motor Corp.—ADR	1,293	205,199
Tata Motors Ltd.—ADR(a)	30,262	916,636
Tesla, Inc.(a)	6,888	5,995,522
Textron, Inc.	24,142	1,765,504
Toyota Industries Corp.—ADR	13,441	1,032,874
Toyota Motor Corp.—ADR	54,706	10,008,462
Vitesco Technologies Group AG—ADR(a)	286	2,531
Volvo AB—ADR	58,615	1,118,960
Westinghouse Air Brake Technologies Corp.	5,685	527,682

		48,853,548

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Shares	Value
Truck Transportation—0.29%
ArcBest Corp.(c)	4,621	$428,274
Knight-Swift Transportation Holdings, Inc.	10,022	545,999
Old Dominion Freight Lines, Inc.	2,472	776,282
Saia, Inc.(a)(c)	1,012	290,677
Schneider National, Inc.—Class B(c)	18,739	489,463
Werner Enterprises, Inc.	13,211	574,150

		3,104,845

Utilities—2.33%
AES Corp.	20,430	433,729
American Electric Power Co., Inc.	1,725	156,371
Avista Corp.(c)	7,541	336,555
CenterPoint Energy, Inc.(c)	22,620	618,657
Centrica PLC—ADR (a)	291,867	1,187,899
Cia Energetica de Minas Gerais—ADR(c)	15,046	49,501
CLP Holdings Ltd.—ADR	161,768	1,654,887
Consolidated Edison, Inc.	7,862	674,324
Constellation Energy Corp.(c)	10,334	475,157
DTE Energy Co.	11,598	1,410,201
Duke Energy Corp.	5,777	580,069
E.ON SE—ADR	162,764	2,203,824
Électricité de France SA—ADR	206,689	361,706
Empresa Distribuidora Y Comercializadora Norte—ADR(a)	401	2,635
Entergy Corp.	1,170	123,096
Evergy, Inc.	29,261	1,826,179
Exelon Corp.	31,004	1,319,530
First Solar, Inc.(a)	3,582	269,689
FirstEnergy Corp.	53,987	2,259,355
Hong Kong & China Gas Co. Ltd.—ADR	521,923	788,104
Kinder Morgan, Inc.(c)	9,031	157,139
MDU Resources Group, Inc.	23,652	633,164
National Fuel Gas Co.(c)	8,558	532,650
NiSource, Inc.	24,734	715,555
NRG Energy, Inc.(c)	11,240	425,322
ONEOK, Inc.(c)	8,357	545,712
PG&E Corp.(a)	23,306	264,989
Portland General Electric Co.	9,016	457,742
Power Assets Holdings Ltd.—ADR	40,850	255,721
PPL Corp.	4,614	120,748
Red Electrica Corp. SA—ADR	35,218	349,010
Southern Co.	13,504	874,654
SSE PLC—ADR	16,805	387,187
Tokyo Gas Co. Ltd.—ADR	65,161	663,665
UGI Corp.(c)	21,055	809,354
Vale SA—ADR	54,491	1,007,539

		24,931,619

Waste Management and Remediation Services—0.35%
Republic Sevices, Inc.	15,261	1,835,593
Veolia Environnement SA—ADR	39,446	1,364,240
Waste Management, Inc.	3,787	546,843

		3,746,676

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Shares	Value
Water Transportation—0.25%
Nippon Yusen KK—ADR(c)	143,041	$2,703,475

Wood Product Manufacturing—0.33%
Builders FirstSource, Inc.(a)	12,049	896,686
Greif, Inc.—Class A(c)	6,611	380,067
Greif, Inc.—Class B	2,222	126,476
Louisiana-Pacific Corp.(c)	7,870	566,247
Owens Corning(c)	5,867	546,746
Skyline Champion Corp.(a)(c)	3,090	207,772
Trex Co., Inc.(a)(c)	1,760	161,638
UFP Industries, Inc.	8,145	698,434

		3,584,066

Total Common Stocks (Cost $829,148,492)		1,025,240,977

Preferred Stocks—0.22%
Credit Intermediation and Related Activities—0.01%
Bancolombia SA—ADR, 0.689%(d)	4,276	154,919

Management of Companies and Enterprises—0.05%
Porsche Automobil Holding SE—ADR, 2.536%(d)	51,700	512,864

Merchant Wholesalers, Durable Goods—0.11%
Volkswagen AG—ADR, 2.729%(c)(d)	57,038	1,120,796

Oil and Gas Extraction—0.03%
Petroleo Brasileiro SA—ADR, 15.513%(d)	11,571	151,465
Surgutneftegas PJSC—ADR, 26.431%(d)	47,748	140,379

		291,844

Utilities—0.02%
Cia Energetica de Minas Gerais—ADR, 8.384%(d)	97,821	246,509
Cia Paranaense de Energia—ADR, 17.838%(d)	1,319	8,653

		255,162

Total Preferred Stocks (Cost $2,613,663)		2,335,585

Exchange-Traded Funds—0.98%
iShares MSCI EAFE ETF(c)	51,894	3,799,679
Vanguard FTSE Emerging Markets ETF(c)	12,336	589,908
Vanguard Large-Cap ETF(c)	23,999	4,838,917
Vanguard Small-Cap ETF	6,163	1,294,292

Total Exchange-Traded Funds (Cost $10,384,362)		10,522,796

Real Estate Investment Trusts—2.08%
Funds, Trusts, and Other Financial Vehicles—0.01%
Apollo Commercial Real Estate Finance, Inc.	8,628	112,595

Heavy and Civil Engineering Construction—0.06%
Cyrela Brazil Realty SA Empreendimentos e Participacoes—ADR	38,112	109,610
Paramount Group, Inc.	50,462	564,670

		674,280

Professional, Scientific, and Technical Services—0.04%
Extra Space Storage, Inc.	2,388	449,302

Real Estate—1.70%
AGNC Investment Corp.(c)	16,814	217,069
Annaly Capital Mangement, Inc.(c)	80,357	559,285

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Shares	Value
AvalonBay Communities, Inc.	741	$176,795
Brandywine Realty Trust(c)	26,399	351,899
Brixmor Property Group, Inc.	23,482	589,868
Broadstone Net Lease, Inc.(c)	23,581	510,764
Chimera Investment Corp.	26,011	316,554
Cousins Properties, Inc.(c)	10,734	414,654
Empire State Realty Trust, Inc.—Class A	10,617	100,437
Equity Residential	12,704	1,083,651
Franklin Street Properties Corp.(c)	36,164	209,028
Gaming and Leisure Properties, Inc.	10,921	495,923
Highwoods Properties, Inc.(c)	9,495	413,982
Industrial Logistics Properties Trust	11,061	247,435
iStar, Inc.(c)	10,787	270,969
Kimco Realty Corp.(c)	27,626	650,040
LXP Industrial Trust(c)	26,846	415,039
MFA Financial, Inc.	48,477	196,817
Mid-America Apartment Communities, Inc.	9,307	1,904,304
Necessity Retail REIT, Inc.	20,358	143,320
Office Properties Income Trust(c)	15,819	396,266
PotlatchDeltic Corp.(c)	9,223	506,343
Public Storage	507	179,995
Rayonier, Inc.	13,465	534,561
Redwood Trust, Inc.	16,725	173,773
Regency Centers Corp.	27,267	1,796,622
RPT Realty	19,252	249,313
Simon Property Group, Inc.	11,053	1,520,451
SITE Centers Corp.	23,250	361,538
SL Green Realty Corp.	6,601	524,907
Tanger Factory Outlet Centers, Inc.(c)	12,371	206,348
Two Harbors Investment Corp.(c)	22,478	113,739
Urstadt Biddle Properties, Inc.—Class A	13,741	258,743
VICI Properties, Inc.	24,821	693,995
Welltower, Inc.(c)	5,204	433,441
WP Carey, Inc.	12,661	979,961

		18,197,829

Telecommunications—0.03%
Uniti Group, Inc.	27,937	362,343

Warehousing and Storage—0.12%
Iron Mountain, Inc.(c)	24,945	1,226,795

Wood Product Manufacturing—0.12%
Weyerhaeuser Co.	32,535	1,264,961

Total Real Estate Investment Trusts (Cost $20,378,289)		22,288,105

Rights—0.00%
Chemical Manufacturing—0.00%
Cellect Biotechnology CVR(a)(e)	620,000	0

Total Rights (Cost $0)		0

Investments Purchased With Collateral From Securities Lending—21.05%
Money Market Fund—21.05%
Mount Vernon Liquid Assets Portfolio, LLC, 0.120%(f)	225,434,942	225,434,942

Total Investments Purchased With Collateral From Securities Lending (Cost $225,434,942)		225,434,942

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2022 (Unaudited) (Continued)

	Shares	Value
Short-Term Investments—0.82%
First American Government Obligations Fund, Class X, 0.026%(f)	8,749,274	$8,749,274

Total Short-Term Investments (Cost $8,749,274)		8,749,274

Total Investments (Cost $1,096,709,022)—120.88%		1,294,571,679
Liabilities in Excess of Other Assets—(20.88)%		(223,620,715)

Total Net Assets—100.00%		$1,070,950,964

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or portion of this security is out on loan as of February 28, 2022. Total value of securities out on loan is $217,568,994.
(d)	Perpetual preferred stock with no stated maturity.
(e)	Represents an illiquid security. The total market value of these securities were $173,751, representing 0.02% of net assets.
(f)	The rate shown represents the seven day yield at February 28, 2022.

Abbreviations
AB	Aktiebolag is a Swedish term for a stock company.
ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
A/S	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
ASA	Allmennaksjeselskap is a Norwegian term for a stock company.
KGaA	Kommanditgesellschaft auf Aktien is a German term that refers to a Limited Partnership that has shares.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtio is a Finnish term for publicly-traded companies.
PJSC	An abbreviation used by many countries to signify an open joint-stock company.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a publicly traded company.
SAB de CV	Sociedad Anonima de Capital Variable is a Spanish term for an SA with variable capital.
SE	Societas Europea is a term for a European Public Limited Liability Company.
SpA	Soicieta per Azioni is an Italian term for limited share company.

The accompanying notes are an integral part of these financial statements.

PMC Funds

February 28, 2022 (Unaudited)

Statements of Assets and Liabilities

	Core Fixed Income Fund	Diversified Equity Fund
Assets
Investments, at value(1)(2)	$569,872,826	$1,294,571,679
Receivables:
Investments sold	2,016,482	—
Dividends and interest	3,591,535	1,918,507
Fund shares sold	687,171	2,015,639
Securities lending	4,085	118,161
Other Assets	24,212	23,744

Total Assets	576,196,311	1,298,647,730

Liabilities
Payables:
Investments purchased	41,427,984	—
Fund shares redeemed	782,709	1,510,082
Collateral on securities loaned	62,887,790	225,434,942
Affiliates	134,739	223,386
Adviser	137,310	443,187
Distributor	11,185	27,067
Accrued expenses and other liabilities	50,831	58,102

Total Liabilities	105,432,548	227,696,766

Net Assets	$470,763,763	$1,070,950,964

Net assets consist of:
Paid-in capital	$484,859,154	$851,931,548
Total distributable earnings	(14,095,391)	219,019,416

Net assets	$470,763,763	$1,070,950,964

Advisor Class Shares
Net assets	58,027,347	137,950,386
Shares of beneficial interest outstanding (unlimited shares of $0.001 par value authorized)	3,519,937	4,733,050
Net asset value and redemption price per share	$16.49	$29.15

Institutional Class Shares
Net assets	412,736,416	933,000,578
Shares of beneficial interest outstanding (unlimited shares of $0.001 par value authorized)	25,173,570	32,155,964
Net asset value and redemption price per share	$16.40	$29.01

(1) Cost of investments	$583,935,651	$1,096,709,022
(2) Includes loaned securities with a value of	$62,124,037	$217,568,994

The accompanying notes are an integral part of these financial statements.

PMC Funds

For the Six Months Ended February 28, 2022 (Unaudited)

Statements of Operations

	Core Fixed Income Fund	Diversified Equity Fund
Investment Income:
Interest	$4,941,289	$1,570
Dividends	4,851	9,490,237 (1)
Securities lending	22,888	747,535

	4,969,028	10,239,342

Expenses:
Investment management fees	1,551,140	2,916,011
Transfer agent fees and expenses	167,555	231,131
Fund accounting fees	112,400	137,355
Fund administration fees	104,681	233,957
Distribution fees—Advisor Class	75,632	184,725
Custody fees	38,613	56,864
Federal and state registration fees	28,153	32,942
Audit and tax fees	20,551	19,730
Reports to shareholders	17,736	22,642
Legal fees	9,347	10,662
Chief Compliance Officer fees	8,688	6,154
Trustees’ fees	4,132	4,132
Insurance fees	2,781	4,261
Other expenses	1,960	6,239

Total expenses before waiver or recoupment	2,143,369	3,866,805
Recoupment or (waivers) by Adviser (Note 4)	(635,915)	—

Net expenses	1,507,454	3,866,805

Net Investment Income	3,461,574	6,372,537

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(6,582,319)	(44,776,175)
Foreign currency translations	—	14

	(6,582,319)	(44,776,161)

Net change in unrealized appreciation (depreciation) on:
Investments	(24,929,844)	(85,328,840)
Foreign currency translations	—	15

	(24,929,844)	(85,328,825)

Net loss on investments and foreign currency	(31,512,163)	(130,104,986)

Net Decrease in Net Assets Resulting from Operations	$(28,050,589)	$(123,732,449)

(1)	Net of $794,617 in foreign withholding tax and ADR issuance fees.

The accompanying notes are an integral part of these financial statements.

PMC Funds

Statements of Changes in Net Assets

	Core Fixed Income Fund

	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations:
Net investment income	$3,461,574	$7,110,881
Net realized gain (loss) on investments, futures and foreign currency	(6,582,319)	7,477,962
Net change in unrealized depreciation	(24,929,844)	(7,198,752)

Net increase (decrease) in net assets resulting from operations	(28,050,589)	7,390,091

Dividends and distributions to shareholders:
Net dividends and distributions—Advisor Class	(828,669)	(4,064,480)
Net dividends and distributions—Institutional Class	(6,942,508)	(20,452,703)

Net decrease in net assets resulting from distributions paid	(7,771,177)	(24,517,183)

Fund share transactions:
Shares sold—Advisor Class	3,272,223	4,134,908
Shares issued to holders in reinvestment of dividends—Advisor Class	1,491,948	3,818,627
Shares redeemed—Advisor Class	(6,009,322)	(62,391,307)
Shares sold—Institutional Class	42,188,200	179,959,869
Shares issued to holders in reinvestment of dividends—Institutional Class	12,049,084	20,024,965
Shares redeemed—Institutional Class	(27,633,055)	(53,069,953)

Net increase in net assets from share transactions	25,359,078	92,477,109

Net increase (decrease) in net assets	(10,462,688)	75,350,017

Net Assets:
Beginning of period	481,226,451	405,876,434

End of period	$470,763,763	$481,226,451

Change in shares outstanding:
Shares sold—Advisor Class	190,261	234,017
Shares issued to holders in reinvestment of dividends—Advisor Class	87,096	215,498
Shares redeemed—Advisor Class	(347,659)	(3,414,719)
Shares sold—Institutional Class	2,454,732	10,068,312
Shares issued to holders in reinvestment of dividends—Institutional Class	707,521	1,136,491
Shares redeemed—Institutional Class	(1,622,205)	(2,983,602)

Net increase	1,469,746	5,255,997

The accompanying notes are an integral part of these financial statements.

PMC Funds

Statements of Changes in Net Assets

	Diversified Equity Fund

	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations:
Net investment income	$6,372,537	$13,959,216
Net realized gain (loss) on investments and foreign currency	(44,776,161)	119,595,822
Net change in unrealized appreciation (depreciation)	(85,328,825)	140,721,927

Net increase (decrease) in net assets resulting from operations	(123,732,449)	274,276,965

Dividends and distributions to shareholders:
Net dividends and distributions—Advisor Class	(2,377,006)	(1,540,826)
Net dividends and distributions—Institutional Class	(19,035,860)	(10,631,418)

Net decrease in net assets resulting from distributions paid	(21,412,866)	(12,172,244)

Fund share transactions:
Shares sold—Advisor Class	4,555,859	4,681,522
Shares issued to holders in reinvestment of dividends—Advisor Class	11,072,585	1,380,271
Shares redeemed—Advisor Class	(13,538,707)	(125,342,856)
Shares sold—Institutional Class	86,303,634	231,207,438
Shares issued to holders in reinvestment of dividends—Institutional Class	81,786,080	10,355,065
Shares redeemed—Institutional Class	(56,846,815)	(180,695,062)

Net increase (decrease) in net assets from share transactions	113,332,636	(58,413,622)

Net increase (decrease) in net assets	(31,812,679)	203,691,099

Net Assets:
Beginning of period	1,102,763,643	899,072,544

End of period	$1,070,950,964	$1,102,763,643

Change in shares outstanding:
Shares sold—Advisor Class	141,459	150,813
Shares issued to holders in reinvestment of dividends—Advisor Class	363,274	48,842
Shares redeemed—Advisor Class	(420,155)	(4,727,688)
Shares sold—Institutional Class	2,708,496	8,270,058
Shares issued to holders in reinvestment of dividends—Institutional Class	2,696,541	367,722
Shares redeemed—Institutional Class	(1,788,574)	(6,047,878)

Net increase (decrease)	3,701,041	(1,938,131)

The accompanying notes are an integral part of these financial statements.

PMC Core Fixed Income Fund—Advisor Class

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year/Period

	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021		Year Ended August 31, 2020		Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2017
Net asset value, beginning of year/period	$17.74	$18.50		$17.65		$16.53		$17.05		$17.32

Income from investment operations:
Net investment income(1)	0.11	0.27		0.35		0.42		0.37		0.27
Net realized and unrealized gain (loss)	(0.90)	0.01		0.92		1.09		(0.61)		(0.14)

Total from investment operations	(0.79)	0.28		1.27		1.51		(0.24)		0.13

Less distributions paid:
Dividends from net investment income	(0.24)	(0.33)		(0.40)		(0.39)		(0.28)		(0.30)
Distributions from net realized gains	(0.22)	(0.71)		(0.02)		—		0.00	(4)	(0.10)

Total distributions paid	(0.46)	(1.04)		(0.42)		(0.39)		(0.28)		(0.40)

Net asset value, end of year/period	$16.49	$17.74		$18.50		$17.65		$16.53		$17.05

Total return(2)	-4.67%	1.53%		7.39%		9.37%		-1.42%		0.78%

Ratios / supplemental data
Net assets, end of year/period (000’s)	$58,027	$63,678		$121,267		$399,389		$398,089		$332,426
Ratio of expenses to average net assets before waiver and reimbursements(3)	1.12%	1.22%		1.31%		1.28%		1.30%		1.34%
Ratio of expenses to average net assets after waiver and reimbursements(3)	0.85%	0.92	%(6)	1.00	%(5)	1.00	%(5)	1.00	%(5)	1.00	%(5)
Ratio of net investment income to average net assets before waiver and reimbursements(3)	0.96%	1.22%		1.72%		2.22%		1.91%		1.29%
Ratio of net investment income to average net assets after waiver and reimbursements(3)	1.23%	1.52%		2.03%		2.50%		2.21%		1.63%
Portfolio turnover rate(2)	90.0%	227.0%		180.7%		144.3%		160.1%		199.9%

(1)	Per share net investment income was calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Round to less than 0.5 cent per share.
(5)	Reflects expense cap of 0.75% (plus Rule 12b-1 fees of 0.25%).
(6)	Effective January 26, 2021, the expense limitation cap was reduced from 0.75% to 0.60% (plus Rule 12b-1 fees of 0.25%).

The accompanying notes are an integral part of these financial statements.

PMC Core Fixed Income Fund—Institutional Class

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year/Period

	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021		Year Ended August 31, 2020	Period Ended August 31, 2019(1)
Net asset value, beginning of year/period	$17.67	$18.47		$17.66	$17.23

Income from investment operations:
Net investment income(2)	0.12	0.30		0.39	0.07
Net realized and unrealized gain	(0.89)	0.02		0.92	0.36

Total from investment operations	(0.77)	0.32		1.31	0.43

Less distributions paid:
Dividends from net investment income	(0.28)	(0.41)		(0.48)	—
Distributions from net realized gains	(0.22)	(0.71)		(0.02)	—

Total distributions paid	(0.50)	(1.12)		(0.50)	—

Net asset value, end of year/period	$16.40	$17.67		$18.47	$17.66

Total return(3)	-4.55%	1.77%		7.65%	2.50%

Ratios / supplemental data
Net assets, end of year/period (000’s)	$412,736	$417,548		$284,610	$1
Ratio of expenses to average net assets before waiver and reimbursements(4)	0.87%	0.96%		1.06%	0.75%
Ratio of expenses to average net assets after waiver and reimbursements(4)	0.60%	0.66	%(6)	0.75%	0.75%
Ratio of net investment income to average net assets before waiver and reimbursements(4)	1.21%	1.42%		1.87%	2.33%
Ratio of net investment income to average net assets after waiver and reimbursements(4)	1.48%	1.72%		2.18%	2.33%
Portfolio turnover rate(3)	90.0%	227.0%		180.7%	144.3	%(5)

(1)	Institutional Class shares commenced operations on July 1, 2019.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Portfolio turnover rates are calculated at the Fund level (not by individual share class).
(6)	Effective January 26, 2021, the expense limitation cap was reduced from 0.75% to 0.60%.

The accompanying notes are an integral part of these financial statements.

PMC Diversified Equity Fund—Advisor Class

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year/Period

	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021		Year Ended August 31, 2020		Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2017
Net asset value, beginning of year/period	$33.27	$25.61		$23.77		$28.40		$26.68		$23.45

Income (loss) from investment operations:
Net investment income(1)	0.15	0.32		0.29		0.34		0.19		0.17
Net realized and unrealized gain (loss)	(1.51)	7.61		1.86		(2.21)		3.08		3.22

Total from investment operations	(1.36)	7.93		2.15		(1.87)		3.27		3.39

Less distributions paid:
Dividends from net investment income	(0.53)	(0.27)		(0.31)		(0.17)		(0.17)		(0.14)
Distributions from net realized gains	(2.23)	—		—		(2.59)		(1.38)		(0.02)

Total distributions paid	(2.76)	(0.27)		(0.31)		(2.76)		(1.55)		(0.16)

Net asset value, end of year/period	$29.15	$33.27		$25.61		$23.77		$28.40		$26.68

Total return(2)	-4.46%	31.20%		9.01%		-5.54%		12.50%		14.54%

Ratios / supplemental data
Net assets, end of year/period (000’s)	$137,950	$154,671		$235,018		$818,269		$844,442		$650,190
Ratio of expenses to average net assets before waiver, expense reimbursements or recoupment(3)	0.92%	0.93%		0.95%		0.94%		1.26%		1.41%
Ratio of expenses to average net assets after waiver, expense reimbursements or recoupment(3)	0.92%	0.97	%(4)	0.98	%(4)	0.98	%(4)	1.25	%(5)	1.36	%(6)
Ratio of net investment income to average net assets before waiver, expense reimbursements or recoupment(3)	0.95%	1.14%		1.21%		1.42%		0.67%		0.64%
Ratio of net investment income to average net assets after waiver, expense reimbursements or recoupment(3)	0.95%	1.10%		1.18%		1.38%		0.68%		0.69%
Portfolio turnover rate(2)	24.9%	72.3%		55.1%		111.4%		104.3%		139.4%

(1)	Per share net investment income was calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Reflects expense cap of 0.73% (plus Rule 12b-1 fees of 0.25%).
(5)	Effective June 1, 2018 the expense limitation cap was reduced from 1.35% to 0.98%. This reflects the expense limitation cap of 1.10% from September 1, 2017 through May 31, 2018 (plus Rule 12b-1 fees of 0.25%) and 0.73% from June 1, 2018 through August 31, 2018 (plus Rule 12b-1 fees of 0.25%).
(6)	Effective November 1, 2016 the expense limitation cap was reduced from 1.40% to 1.35% (this includes Rule 12b-1 fees of 0.25%).

The accompanying notes are an integral part of these financial statements.

PMC Diversified Equity Fund—Institutional Class

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year/Period

	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021	Year Ended August 31, 2020	Period Ended August 31, 2019(1)
Net asset value, beginning of year/period	$33.22	$25.59	$23.78	$24.69

Income from investment operations:
Net investment income(2)	0.19	0.42	0.39	0.06
Net realized and unrealized gain (loss)	(1.51)	7.58	1.84	(0.97)

Total from investment operations	(1.32)	8.00	2.23	(0.91)

Less distributions paid:
Dividends from net investment income	(0.65)	(0.37)	(0.42)	—
Distributions from net realized gains	(2.24)	—	—	—

Total distributions paid	(2.89)	(0.37)	(0.42)	—

Net asset value, end of year/period	$29.01	$33.22	$25.59	$23.78

Total return(3)	-4.38%	31.56%	9.36%	-3.69%

Ratios / supplemental data
Net assets, end of year/period (000’s)	$933,001	$948,092	$664,055	$1
Ratio of expenses to average net assets(4)	0.67%	0.68%	0.71%	0.73%
Ratio of net investment income to average net assets(4)	1.19%	1.43%	1.64%	1.42%
Portfolio turnover rate(3)	24.9%	72.3%	55.1%	111.4	%(5)

(1)	Institutional Class shares commenced operations on July 1, 2019.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Portfolio turnover rates are calculated at the Fund level (not by individual share class).

The accompanying notes are an integral part of these financial statements.

PMC FUNDS

Notes to Financial Statements

February 28, 2022 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each of the PMC Funds (each, a “Fund” and together, the “Funds”) represents a distinct series with its own investment objective and policies within the Trust. The investment objective of the PMC Core Fixed Income Fund (the “Core Fixed Income Fund”) is to provide current income consistent with low volatility of principal. The investment objective of the PMC Diversified Equity Fund (the “Diversified Equity Fund”) is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Advisor Class of the Core Fixed Income Fund became effective and commenced operations on September 28, 2007. The Institutional Class of the Core Fixed Income Fund became effective and commenced operations on July 1, 2019. The Advisor Class of the Diversified Equity Fund became effective and commenced operations on August 26, 2009. The Institutional Class of the Diversified Equity Fund became effective and commenced operations on July 1, 2019. The Advisor Class shares are subject to a 0.25% Rule 12b-1 distribution fee. Each class of shares has identical rights and privileges except with respect to distribution fees and voting rights on matters affecting a single class of shares. Envestnet Asset Management, Inc. (the “Adviser”) serves as the Funds’ investment adviser. Neuberger Berman Investment Advisers LLC serves as the Core Fixed Income Fund’s sub-adviser.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Funds that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day or at the latest sale price on the Composite Market (defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved pricing service (“Pricing Service”)).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers know to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield method over the life of the security, or where applicable, the first call date of the security.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2022 (Unaudited)

Futures contracts are valued at the last settlement price at the close of trading on the relevant exchange or board of trade. Futures contracts for which reliable market quotations are not readily available shall each be valued at a price, supplied by a Pricing Service approved by the Trust’s Board of Trustees (the “Board”) which is in the opinion of such Pricing Service representative of the market value of such positions at the time of determination of the NAV, it being the opinion of the Board that the valuations supplied by such Pricing Service accurately reflect the fair value of such position.

Forward foreign currency contracts are valued at the mean between the bid and asked prices.

If market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under fair value pricing procedures approved by the Board. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of prices obtained through application of such procedures by the Trust’s valuation committee.

FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

•	Level 1—Quoted prices in active markets for identical securities.
•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 28, 2022:

Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income Securities
Asset Backed Securities	$—	$43,320,284	$—	$43,320,284
Corporate Bonds*	—	171,410,649	—	171,410,649
Foreign Corporate Bonds*	—	33,075,873	—	33,075,873
Foreign Government Agency Issues	—	4,090,340	—	4,090,340
Foreign Government Notes/Bonds	—	21,114,126	—	21,114,126
Non-Agency Mortgage Backed Securities	—	24,120,114	—	24,120,114
Agency Mortgage Backed Securities	—	141,162,450	—	141,162,450
U.S. Government Agency Issues	—	2,109,604	—	2,109,604
U.S. Government Notes/Bonds	—	43,958,981	—	43,958,981
U.S. Treasury Bills	—	12,469,529	—	12,469,529

Total Fixed Income Securities	—	496,831,950	—	496,831,950

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2022 (Unaudited)

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$568,133	$—	$—	$568,133
Money Market Funds	72,472,743	—	—	72,472,743

Total Investments in Securities	$73,040,876	$496,831,950	$—	$569,872,826

*	For further breakdown by industry, please refer to the Schedule of Investments.

The Fund did not hold any Level 3 securities during the six months ended February 28, 2022.

Diversified Equity Fund

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$1,017,971,917	$7,269,060	$—	$1,025,240,977
Preferred Stocks*	2,335,585	—	—	2,335,585
Exchange-Traded Funds	10,522,796	—	—	10,522,796
Real Estate Investment Trusts*	22,288,105	—	—	22,288,105
Rights*	—	0	—	0

Total Equity	1,053,118,403	7,269,060	—	1,060,387,463
Money Market Funds	234,184,216	—	—	234,184,216

Total Investments in Securities	$1,287,302,619	$7,269,060	$—	$1,294,571,679

*	For further breakdown by industry, please refer to the Schedule of Investments.

The Fund did not hold any Level 3 securities during the six months ended February 28, 2022.

Foreign currencies and other assets denominated in foreign currencies are translated to U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rate as of the close of the New York Stock Exchange (“NYSE”), generally at 4:00 P.M., Eastern time.

The Funds may use certain options, futures and forward foreign currency contracts (collectively, “derivative instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.

The Funds did not hold derivative instruments during the six months ended February 28, 2022.

(b)	Foreign Securities and Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Reported net realized

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2022 (Unaudited)

foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

(c)	Futures

The Funds may enter into futures contracts traded on domestic exchanges, including stock index futures contracts, as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains and losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. As collateral for futures contracts, the Funds are required to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Funds did not enter into any futures contracts during the six months ended February 28, 2022.

The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time. Futures contracts may also expose the Funds to counterparty credit risk. The Funds will not enter into these contracts unless they own either 1) an offsetting position in the securities or 2) the position provides cash and liquid assets with a value marked-to-market daily, sufficient to cover the counter-party’s potential obligations.

(d)	Forward Foreign Currency Contracts

The Core Fixed Income Fund might purchase a particular currency or enter into a forward foreign currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency. When entering into a forward foreign

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2022 (Unaudited)

currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price at a future date. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. The Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The risks inherent in the use of currency forward exchange contracts include adverse changes in the value of such instruments and exposure to counterparty credit risk. Forward contracts are subject to the risks that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearing house, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. The Fund did not enter into any forward foreign currency contracts during the six months ended February 28, 2022.

(e)	Options

The Core Fixed Income Fund may enter into written call options to hedge against changes in the value of equities. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income. Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default. The Fund may also purchase put options to provide protection against adverse price effects from anticipated changes in prices of securities. In addition, the Fund may enter into written put options to hedge against changes in the value of purchased put options.

The Fund may purchase and write call and put options on securities and indices and enter into related closing transactions.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium is deducted from the cost basis of the security purchased. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When purchasing options, the Fund will recognize a realized loss equal to the premium paid to purchase the option, if the option expires unexercised. The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss. If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Fund has a realized gain or loss.

(f)	Security Loans

When the Funds loan securities held in their portfolios, the Funds receive compensation in the form of fees, or retain a portion of the interest on the investment of any cash received as collateral. The loans are secured by collateral at least equal to: (i) 105% of the market value of the loaned securities that are foreign securities, or 102% of the market value of any other loaned securities, at the time the securities are loaned; and (ii) 100% of the market value of the loaned securities at all times. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2022 (Unaudited)

(g)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(h)	Distributions to Shareholders

The Funds will distribute net investment income and net realized capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(i)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(j)	Share Valuation

The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The Funds do not charge a redemption fee, therefore the offering and redemption price per share are equal to a Fund’s net asset value per share.

(k)	Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of each Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated by class based on relative net assets. Distribution (Rule 12b-1) fees are expensed at 0.25% of average daily net assets of the Advisor Class shares of the Funds. Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust or other equitable means.

(l)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

(m)	LIBOR Transition

The London Interbank Offered Rate (“LIBOR”) is an interest-rate average calculated from estimates submitted by the leading banks in London. LIBOR represents the rate which banks may obtain short-term borrowings from each other. It is the primary interest rate benchmark for short-term interest rates around the world. The regulator of the LIBOR administrator phased out the use of LIBOR on December 30, 2021 such that the one-week and 2-month

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2022 (Unaudited)

USD LIBOR settings ceased to be published or will no longer be representative. The remaining USD LIBOR settings will cease to be published or will no longer be representative after June 30, 2023. Because the usefulness of LIBOR as a reference rate could deteriorate during the transition from LIBOR to an alternative reference rate, these effects could occur prior to June 30, 2023. The expected discontinuation of LIBOR could have a significant impact on the financial markets, and may present a risk for certain market participants, including the risk that the transition from LIBOR to an alternative interest rate will not be orderly, will occur over various time periods or will have unintended consequences.

(3)	Federal Tax Matters

The tax character of distributions paid to shareholders were as follows:

Core Fixed Income Fund	Ordinary Income	Long-Term Capital Gains
Year Ended August 31, 2021	$18,061,447	$6,455,736
Year Ended August 31, 2020	10,530,638	—

Diversified Equity Fund	Ordinary Income	Long-Term Capital Gains
Year Ended August 31, 2021	$12,172,244	$—
Year Ended August 31, 2020	12,556,158	—

As of August 31, 2021, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Core Fixed Income Fund	Diversified Equity Fund
Cost basis of investments for federal income tax purposes	$576,402,694	$978,758,589

Gross tax unrealized appreciation	$13,165,408	$318,081,714
Gross tax unrealized depreciation	(2,374,355)	(36,918,824)

Net tax unrealized appreciation	$10,791,053	$281,162,890

Undistributed ordinary income	$6,748,942	$14,551,542
Undistributed long-term capital gain	4,186,380	69,775,731

Total distributable earnings	$10,935,322	$84,327,273
Other accumulated loss	—	(1,325,432)

Total accumulated earnings	$21,726,375	$364,164,731

The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sale adjustments.

During the year ended August 31, 2021, short-term capital loss carryovers of $39,586,436 and long-term capital loss carryovers of $8,540,252 were utilized by the Diversified Equity Fund.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2021, the following table shows the reclassifications made:

	Core Fixed Income Fund	Diversified Equity Fund
Total distributable earnings	$—	$(9,746)
Paid In Capital	$—	$9,746

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2022 (Unaudited)

The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of August 31, 2021. Also, the Funds recognized no interest and penalties related to uncertain tax benefits in fiscal year 2021. At August 31, 2021, the fiscal years 2018 through 2021 remain open to examination in the Funds’ major tax jurisdictions.

(4)	Investment Adviser

The Trust has entered into an Investment Advisory Agreement (the “Agreement”), on behalf of the Funds, with the Adviser to furnish investment advisory services to the Funds. Under terms of the Agreement, the Trust, on behalf of the Funds, the Adviser is entitled to receive from the Diversified Equity Fund a management fee equal to 0.530% of the Fund’s average daily net assets and is entitled to receive from the Core Fixed Income Fund a management fee equal to 0.65% of the Fund’s average daily net assets if the Fund’s net assets are less than $2,500,000,000; 0.625% if the Fund’s net assets are greater than $2,500,000,000 but less than $5,000,000,000; and 0.60% if the Fund’s assets are greater than $5,000,000,000.

The Adviser has contractually agreed to waive its management fees and/or reimburse other expenses of the Funds’ at least through December 29, 2022 to the extent necessary to ensure that the Funds’ total annual operating expenses (excluding front-end or contingent deferred sales loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage, interest, brokerage commissions and other transactional expenses, expenses incurred in connections with any merger or reorganizations, dividends or interest on short positions, acquired fund fees and expenses, or extraordinary expenses such as litigation) do not exceed 0.60% for the Core Fixed Income Fund and 0.73% for the Diversified Equity Fund (the “Expense Limitation Cap”) of each Fund’s average daily net assets.

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver or reimbursement or (2) the Expense Limitation Cap in place at the time of recoupment; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three year period from the date of the waiver or reimbursement.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

	Core Fixed Income Fund	Diversified Equity Fund
August 31, 2022	$580,344	$—
August 31, 2023	$1,245,915	$—
August 31, 2024	$1,255,760	$—
February 28, 2025	$635,915	$—

Sub-advisory services are provided to the Core Fixed Income Fund, pursuant to an agreement between the Adviser and Neuberger Berman Investment Advisers LLC (the “Sub-Adviser”). Under the terms of the sub-advisory agreement, the Adviser compensates the Sub-Adviser based on the Fund’s average daily net assets.

(5)	Distribution Plan

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Advisor Class shares of the Funds, which authorizes the Trust to pay Foreside Fund Services, LLC (the “Distributor”), the Funds’ principal distributor, a distribution fee of 0.25% of each Fund’s average

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2022 (Unaudited)

daily net assets of Advisor Class shares. During the six months ended February 28, 2022, the Funds incurred fees pursuant to the 12b-1 Plan as follows:

Core Fixed Income Fund	$75,632
Diversified Equity Fund	$184,725

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (doing business as U.S. Bank Global Fund Services (“Fund Services”)) acts as the Funds’ Administrator under an Administration Agreement. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fees incurred for the six months ended February 28, 2022, and owed as of February 28, 2022, are as follows:

	Incurred	Owed
Core Fixed Income Fund	$104,681	$27,862
Diversified Equity Fund	$233,957	$74,188

Fund Services also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as each Fund’s custodian. Fees incurred for the six months ended February 28, 2022, and owed as of February 28, 2022 are as follows:

Fund Accounting	Incurred	Owed
Core Fixed Income Fund	$112,400	$31,698
Diversified Equity Fund	$137,355	$45,285

Transfer Agency	Incurred	Owed
Core Fixed Income Fund	$167,555	$59,967
Diversified Equity Fund	$231,131	$83,623

Custody	Incurred	Owed
Core Fixed Income Fund	$38,613	$12,358
Diversified Equity Fund	$56,864	$18,300

The Funds each have an unsecured line of credit with U.S. Bank (see Note 8).

Certain officers of the Funds are also employees of Fund Services. A Trustee of the Trust is affiliated with Fund Services and U.S. Bank.

The Trust’s Chief Compliance Officer is also an employee of Fund Services. Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the six months ended February 28, 2022, and owed as of February 28, 2022 is as follows:

	Incurred	Owed
Core Fixed Income Fund	$8,688	$2,854
Diversified Equity Fund	$6,154	$1,990

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2022 (Unaudited)

(7)	Investment Transactions

Purchases and sales of investment securities (excluding short-term instruments) for the six months ended February 28, 2022 are summarized below.

	Core Fixed Income Fund	Diversified Equity Fund
Purchases:
U.S. Government	$171,131,684	$—
Other	282,564,178	295,273,764

Total Purchases	$453,695,862	$295,273,764
Sales
U.S. Government	$176,283,143	$—
Other	272,473,509	270,918,474

Total Sales	$448,756,652	$270,918,474

(8)	Line of Credit

At February 28, 2022, the Core Fixed Income Fund and Diversified Equity Fund had unsecured lines of credit in the lessor amount of $20,000,000 and $35,000,000, respectively, or 33.33% of the fair value of unencumbered assets of each Fund, as defined, which both mature August 6, 2022. These unsecured lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank. Interest was scheduled to be incurred at the bank’s prime rate of 3.25% from September 1, 2021 through February 28, 2022. During the six months ended February 28, 2022, the Funds did not utilize their respective lines of credit.

(9)	Securities Lending

Pursuant to the terms of a securities lending agreement with U.S. Bank, each Fund may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and earnings on invested collateral. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by a Fund. During the time securities are on loan, the borrower will pay the applicable Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer or financial institution.

Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Additionally, the loaned portfolio securities may not be available to a Fund on a timely basis and that Fund may therefore lose the opportunity to sell the securities at a desirable price. Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the applicable Fund.

As of February 28, 2022, the value of the securities on loan and value of collateral received for securities lending were as follows:

	Loaned Securities Value	Value of Cash Collateral	% of Net Assets
Core Fixed Income Fund	$62,124,037	$62,887,790	13.20%
Diversified Equity Fund	$217,568,994	$225,434,942	20.32%

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2022 (Unaudited)

The Funds receive cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC. The Schedule of Investments for each Fund includes the particular cash collateral holding as of February 28, 2022. The remaining contractual maturity of all securities lending transactions is overnight and continuous.

The Funds are not subject to a master netting agreement with respect to securities lending; therefore, no additional disclosures regarding netting arrangements are required.

The fee and interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Funds’ Statements of Operations.

(10)	Recent Market Events

U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic and related public health crisis, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, rising inflation, trade tensions, and the threat of tariffs imposed by the U.S. and other countries. In particular, the global spread of COVID-19 has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Health crises and related political, social and economic disruptions caused by the spread of COVID-19 may also exacerbate other pre-existing political, social and economic risks in certain countries. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.

(11)	Subsequent Events

The Funds have evaluated events and transactions that have occurred subsequent to February 28, 2022 and determined there were no subsequent events that would require recognition or disclosure in financial statements.

Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;
•	information you give us orally; and
•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

PMC FUNDS

Additional Information

(Unaudited)

Tax Information

For the fiscal year ended August 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Core Fixed Income Fund	0.00%
Diversified Equity Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2021 was as follows:

Core Fixed Income Fund	0.00%
Diversified Equity Fund	61.52%

For the fiscal year ended August 31, 2021, taxable ordinary income distributions are designated as short-term capital gain distributions under Section 871(k)(2)(c) of the Code for the Funds as follows:

Core Fixed Income Fund	51.76%
Diversified Equity Fund	0.00%

Indemnification

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Funds’ Statement of Additional Information includes additional information about the Trust’s Trustees and is available, without charge, upon request by calling (866) PMC-7338.

Results of Shareholder Meeting

A Special Joint Meeting of Shareholders (the “Meeting”) took place on April 6, 2022. The Meeting was held for all series in the Trust. All Trust shareholders of record, in the aggregate across all series of the Trust, were entitled to attend or submit proxies. As of the record date, February 7, 2022, the Trust had 534,673,511 shares outstanding. The results of the voting for the proposals were as follows:

Proposal 1: To approve the election of four Trustees to the Board of Trustees of the Trust to serve until his or her successor is elected and qualified.

	For Votes	Votes Withheld	Broker Non-Vote
Vincent P. Lyles	465,453,094	2,962,687	15,025,189
Erik K. Olstein	465,703,874	2,711,906	15,025,189
Lisa Zúñiga Ramĺrez	465,728,682	2,662,552	15,025,189
Gregory M. Wesley	465,394,219	2,984,741	15,025,189

PMC Funds

Additional Information (Continued)

(Unaudited)

Accordingly, effective April 6, 2022, the Board of Trustees of Trust for Professional Managers consists of the following individuals, each of whom have been elected by shareholders:

Michael D. Akers, Independent Trustee

Gary A. Drska, Independent Trustee

Vincent P. Lyles, Independent Trustee

Erik K. Olstein, Independent Trustee

Lisa Zúñiga Ramĺrez, Independent Trustee

Gregory M. Wesley, Independent Trustee

Joseph C. Neuberger, Interested Trustee

Proposal 2: To approve one or more adjournments of the Meeting to a later date to solicit additional proxies.

For Votes	Votes Against	Votes Abstained
476,848,750	2,932,139	3,647,484

Independent Trustees

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in the Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Michael D. Akers, Ph.D. 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1955	Trustee	Indefinite Term; Since August 22, 2001	24	Professor Emeritus, Department of Accounting (June 2019-present), Professor, Department of Accounting (2004-2019), Chair, Department of Accounting (2004-2017), Marquette University.	Independent Trustee, USA MUTUALS (an open-end investment company (2001-2021).

Gary A. Drska 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1956	Trustee	Indefinite Term; Since August 22, 2001	24	Retired; Pilot, Frontier/Midwest Airlines, Inc. (airline company) (1986-2021).	Independent Trustee, USA MUTUALS (an open-end investment company (2001-2021).

Interested Trustee and Officers

Joseph C. Neuberger* 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1962	Chairperson and Trustee	Indefinite Term; Since August 22, 2001	24	President (2017-present), Chief Operating Officer (2016-2020), Executive Vice President (1994-2017), U.S. Bancorp Fund Services, LLC.	Trustee, Buffalo Funds (an open-end investment company) (2003-2017); Trustee, USA MUTUALS (an open-end investment company) (2001-2018).

John P. Buckel 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1957	President and Principal Executive Officer	Indefinite Term; Since January 24, 2013	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2004-present).	N/A

Jennifer A. Lima 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1974	Vice President, Treasurer and Principal Financial and Accounting Officer	Indefinite Term; Since January 24, 2013	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2002-present).	N/A
*	Mr. Neuberger is deemed to be an “interested person” of the Trust as defined by the 1940 Act due to his position and material business relationship with the Trust.

PMC Funds

Additional Information (Continued)

(Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in the Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Deanna B. Marotz 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1965	Chief Compliance Officer, Vice President and Anti-Money Laundering Officer	Indefinite Term; Since October 21, 2021	N/A	Senior Vice President, U.S. Bancorp Fund Services, LLC (2021-present); Chief Compliance Officer of Keeley-Teton Advisors, LLC and Teton Advisors, Inc. (2017-2021); Chief Compliance Officer of Keeley Asset Management Corp. (2015-2017).	N/A

Jay S. Fitton 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1970	Secretary	Indefinite Term; Since July 22, 2019	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2019-present); Partner, Practus, LLP (2018-2019); Counsel, Drinker Biddle & Reath LLP (2016-2018).	N/A

Kelly A. Strauss 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1987	Assistant Treasurer	Indefinite Term; Since April 23, 2015	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011-present).	N/A

Melissa Aguinaga 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1987	Assistant Treasurer	Indefinite Term; Since July 1, 2015	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2010-present).	N/A

Laura Carroll 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1985	Assistant Treasurer	Indefinite Term; Since August 20, 2018	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2007-present).	N/A

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Adviser, Sub-adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s, sub-adviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser, sub-adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at (866) PMC-7338. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, either upon request by calling the Funds toll free at (866) PMC-7338 or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. Shareholders may view the Funds’ filings on the SEC’s website at http://www.sec.gov.

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and certain other shareholder documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (866) PMC-7338 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

PMC FUNDS

Investment Adviser	Envestnet Asset Management, Inc. 35 E. Wacker Drive, Suite 2400 Chicago, IL 60601

Legal Counsel	Godfrey & Kahn, S.C. 833 East Michigan Street, Suite 1800 Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm	Deloitte & Touche LLP 111 South Wacker Drive Chicago, Illinois 60606

Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A. Custody Operations 1555 North RiverCenter Drive Suite 302 Milwaukee, Wisconsin 53212

Distributor	Foreside Fund Services, LLC 3 Canal Plaza, Suite 100 Portland, Maine 04101

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

(b) Not applicable for this Registrant.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filed on November  9, 2009.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title) *	/s/ John Buckel
John Buckel, President

Date 4/29/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Buckel
John Buckel, President

Date 4/29/2022

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Treasurer

Date 4/29/2022

*	Print the name and title of each signing officer under his or her signature.

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